UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 29.1%
Capital Markets - 1.7%
E*Trade Financial Corp. (a)	247,200	$4,429,824
Goldman Sachs Group, Inc. (The)	65,000	10,981,100
State Street Corp.	70,800	5,140,788

		20,551,712

Commercial Banks - 5.9%
CIT Group, Inc.	270,900	13,675,032
Fifth Third Bancorp	116,500	2,367,280
KeyCorp	182,300	2,324,325
Regions Financial Corp.	151,100	1,470,203
SunTrust Banks, Inc.	207,500	7,517,725
US Bancorp/MN	158,000	6,196,760
Wells Fargo & Co.	834,900	36,752,298

		70,303,623

Consumer Finance - 2.5%
Capital One Financial Corp.	243,900	17,470,557
Discover Financial Services	229,800	12,248,340

		29,718,897

Diversified Financial Services - 7.5%
Bank of America Corp.	2,229,100	35,264,362
Berkshire Hathaway, Inc. - Class B (a)	81,600	9,508,848
Citigroup, Inc.	631,300	33,408,396
JPMorgan Chase & Co.	169,300	9,687,346
McGraw Hill Financial, Inc.	19,100	1,422,950

		89,291,902

Insurance - 11.5%
American Financial Group, Inc./OH	175,700	10,130,862
American International Group, Inc.	428,900	21,337,775
Aon PLC	167,300	13,658,372
Assurant, Inc.	15,400	1,000,076
Chubb Corp. (The)	152,000	14,660,400
Everest Re Group Ltd.	80,600	12,640,498
Genworth Financial, Inc. - Class A (a)	720,500	10,886,755
Lincoln National Corp.	308,600	15,840,438
PartnerRe Ltd.	135,600	13,953,240
Reinsurance Group of America, Inc. - Class A	130,900	9,814,882
Travelers Cos., Inc. (The)	74,500	6,760,130
XL Group PLC	227,600	7,280,924

		137,964,352

		347,830,486

Energy - 14.8%
Energy Equipment & Services - 1.6%
Halliburton Co.	232,900	12,269,172
Nabors Industries Ltd.	388,800	6,434,640

		18,703,812

Oil, Gas & Consumable Fuels - 13.2%
Chesapeake Energy Corp.	77,700	2,087,799
Chevron Corp.	254,000	31,099,760

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	398,100	$37,214,388
Hess Corp.	258,500	20,972,105
HollyFrontier Corp.	30,100	1,444,198
Marathon Petroleum Corp.	220,000	18,202,800
Murphy Oil Corp.	909	59,021
Occidental Petroleum Corp.	233,900	22,211,144
Phillips 66	86,400	6,014,304
Valero Energy Corp.	407,100	18,612,612

		157,918,131

		176,621,943

Health Care - 14.7%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc. (a)	67,900	4,713,618

Health Care Equipment & Supplies - 2.0%
Covidien PLC	62,200	4,245,772
Medtronic, Inc.	345,600	19,809,792

		24,055,564

Health Care Providers & Services - 2.4%
Aetna, Inc.	195,700	13,489,601
Health Net, Inc./CA (a)	194,000	5,926,700
WellPoint, Inc.	104,300	9,687,384

		29,103,685

Pharmaceuticals - 9.9%
GlaxoSmithKline PLC (Sponsored ADR)	225,900	11,954,628
Johnson & Johnson	390,000	36,917,400
Merck & Co., Inc.	221,500	11,037,345
Pfizer, Inc.	1,506,000	47,785,380
Roche Holding AG (Sponsored ADR)	145,000	10,157,250

		117,852,003

		175,724,870

Consumer Discretionary - 12.2%
Auto Components - 1.6%
Lear Corp.	54,300	4,502,013
Magna International, Inc. - Class A (b)	58,100	4,725,854
TRW Automotive Holdings Corp. (a)	125,600	9,746,560

		18,974,427

Automobiles - 2.3%
Ford Motor Co.	847,100	14,468,468
General Motors Co. (a)	344,700	13,350,231

		27,818,699

Household Durables - 1.0%
PulteGroup, Inc.	634,300	11,899,468

Media - 3.9%
Gannett Co., Inc.	370,500	10,025,730
Liberty Global PLC - Class A (a)	58,895	5,053,780
Liberty Global PLC - Series C (a)	106,200	8,649,990
Regal Entertainment Group - Class A	169,200	3,296,016

Company	Shares	U.S. $ Value
Time Warner, Inc.	134,000	$8,805,140
Twenty-First Century Fox, Inc. - Class A	69,600	2,330,904
Viacom, Inc. - Class B	104,600	8,385,782

		46,547,342

Multiline Retail - 0.9%
Macy’s, Inc.	209,900	11,179,274

Specialty Retail - 2.5%
GameStop Corp. - Class A	133,600	6,446,200
Staples, Inc.	96,200	1,493,986
TJX Cos., Inc.	354,400	22,284,672

		30,224,858

		146,644,068

Information Technology - 9.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	559,700	11,893,625
Harris Corp.	160,100	10,328,051

		22,221,676

Computers & Peripherals - 3.3%
Apple, Inc.	24,600	13,679,322
Hewlett-Packard Co.	951,300	26,018,055

		39,697,377

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (a)	132,700	6,812,818

Office Electronics - 1.2%
Xerox Corp.	1,307,700	14,881,626

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	596,000	10,310,800
Micron Technology, Inc. (a)	303,200	6,397,520
NVIDIA Corp.	77,500	1,209,000

		17,917,320

Software - 1.3%
Electronic Arts, Inc. (a)	513,300	11,384,994
Symantec Corp.	212,100	4,770,129

		16,155,123

		117,685,940

Industrials - 5.6%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	47,900	5,397,372

Airlines - 0.4%
Delta Air Lines, Inc.	177,000	5,129,460

Industrial Conglomerates - 3.3%
General Electric Co.	1,492,700	39,795,382

Machinery - 1.4%
Illinois Tool Works, Inc.	184,400	14,674,552
Parker Hannifin Corp.	14,000	1,649,760

		16,324,312

		66,646,526

Company	Shares	U.S. $ Value
Consumer Staples - 3.5%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	55,100	$3,689,496
Kroger Co. (The)	464,600	19,397,050

		23,086,546

Household Products - 0.9%
Procter & Gamble Co. (The)	127,900	10,771,738

Tobacco - 0.7%
Philip Morris International, Inc.	97,600	8,348,704

		42,206,988

Utilities - 3.5%
Electric Utilities - 1.1%
Edison International	283,200	13,086,672

Gas Utilities - 1.4%
Atmos Energy Corp.	223,400	9,930,130
UGI Corp.	164,100	6,606,666

		16,536,796

Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	295,400	6,921,222
DTE Energy Co.	28,400	1,895,416
Sempra Energy	36,800	3,254,592

		12,071,230

		41,694,698

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	712,000	25,069,520

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC (Sponsored ADR)	321,800	11,935,562

		37,005,082

Materials - 1.8%
Chemicals - 1.8%
LyondellBasell Industries NV - Class A	276,100	21,309,398

Total Common Stocks (cost $883,315,553)		1,173,369,999

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $8,497,412)	8,497,412	8,497,412

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $891,812,965)		1,181,867,411

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $4,836,825)	4,836,825	$4,836,825

Total Investments – 99.2% (cost $896,649,790) (d)		1,186,704,236
Other assets less liabilities – 0.8%		9,338,865

Net Assets – 100.0%		$1,196,043,101

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $293,503,238 and gross unrealized depreciation of investments was $(3,448,792), resulting in net unrealized appreciation of $290,054,446.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,173,369,999		$	– 0	–	$	– 0	–	$1,173,369,999
Short-Term Investments	8,497,412			– 0	–		– 0	–	8,497,412
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,836,825			– 0	–		– 0	–	4,836,825

Total Investments in Securities	1,186,704,236			– 0	–		– 0	–	1,186,704,236
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$1,186,704,236		$	– 0	–	$	– 0	–	$1,186,704,236

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.3%
Information Technology - 24.6%
Communications Equipment - 0.8%
QUALCOMM, Inc.	137,000	$10,080,460

Computers & Peripherals - 4.7%
Apple, Inc.	101,410	56,391,059

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	204,210	17,357,850

Internet Software & Services - 8.5%
eBay, Inc. (a)	401,603	20,288,984
Facebook, Inc. - Class A (a)	336,660	15,826,387
Google, Inc. - Class A (a)	53,255	56,428,465
LinkedIn Corp. - Class A (a)	43,450	9,734,103

		102,277,939

IT Services - 7.3%
Cognizant Technology Solutions Corp. - Class A (a)	512,470	48,115,808
Visa, Inc. - Class A	195,000	39,674,700

		87,790,508

Software - 1.8%
ANSYS, Inc. (a)	251,900	21,580,273

		295,478,089

Health Care - 17.5%
Biotechnology - 8.4%
Biogen Idec, Inc. (a)	142,517	41,468,171
Celgene Corp. (a)	139,670	22,594,416
Gilead Sciences, Inc. (a)	296,020	22,145,256
Quintiles Transnational Holdings, Inc. (a)	325,799	14,071,259

		100,279,102

Health Care Equipment & Supplies - 1.4%
Intuitive Surgical, Inc. (a)	44,010	16,587,369

Health Care Providers & Services - 3.7%
McKesson Corp.	74,470	12,353,828
UnitedHealth Group, Inc.	429,305	31,974,637

		44,328,465

Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	110,040	10,783,920
Mettler-Toledo International, Inc. (a)	38,863	9,582,450

		20,366,370

Pharmaceuticals - 2.3%
Allergan, Inc./United States	289,690	28,114,415

		209,675,721

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.7%
Distributors - 0.9%
LKQ Corp. (a)	317,890	$10,538,053

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. - Class A (a)	12,750	6,679,215
Starbucks Corp.	279,050	22,731,413

		29,410,628

Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (a)	51,130	20,125,791
priceline.com, Inc. (a)	26,080	31,095,966

		51,221,757

Leisure Equipment & Products - 0.9%
Polaris Industries, Inc.	78,030	10,414,664

Media - 5.1%
Comcast Corp. - Class A	500,320	24,950,959
Liberty Media Corp. (a)	106,270	16,308,194
Walt Disney Co. (The)	283,626	20,006,978

		61,266,131

Specialty Retail - 0.9%
O’Reilly Automotive, Inc. (a)	83,950	10,490,392

Textiles, Apparel & Luxury Goods - 2.3%
Michael Kors Holdings Ltd. (a)	139,420	11,369,701
NIKE, Inc. - Class B	49,546	3,921,071
VF Corp.	50,840	11,926,047

		27,216,819

		200,558,444

Industrials - 13.8%
Aerospace & Defense - 4.8%
Boeing Co. (The)	274,690	36,877,132
Precision Castparts Corp.	79,338	20,504,906

		57,382,038

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	213,820	9,288,341

Airlines - 1.7%
Copa Holdings SA - Class A	133,330	20,188,829

Electrical Equipment - 0.9%
AMETEK, Inc.	213,267	10,497,002

Industrial Conglomerates - 2.6%
Danaher Corp.	424,919	31,783,941

Machinery - 1.7%
Flowserve Corp.	120,192	8,579,305
Parker Hannifin Corp.	96,650	11,389,236

		19,968,541

Company	Shares	U.S. $ Value
Professional Services - 0.5%
Verisk Analytics, Inc. - Class A (a)	91,665	$5,968,308

Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	39,410	10,164,627

		165,241,627

Consumer Staples - 8.8%
Beverages - 0.8%
Monster Beverage Corp. (a)	161,395	9,551,356

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	224,450	28,152,764
CVS Caremark Corp.	106,920	7,159,363

		35,312,127

Food Products - 3.6%
Green Mountain Coffee Roasters, Inc. (a) (b)	143,900	9,695,982
Hershey Co. (The)	199,480	19,327,617
Mead Johnson Nutrition Co. - Class A	168,220	14,216,272

		43,239,871

Tobacco - 1.5%
Philip Morris International, Inc.	212,365	18,165,702

		106,269,056

Financials - 5.5%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	56,720	11,358,180
BlackRock, Inc. - Class A	30,320	9,179,380

		20,537,560

Diversified Financial Services - 3.4%
IntercontinentalExchange Group, Inc. (a)	190,481	40,627,693

Insurance - 0.4%
Brown & Brown, Inc.	136,560	4,318,027

		65,483,280

Energy - 5.2%
Energy Equipment & Services - 4.1%
Oceaneering International, Inc.	124,878	9,639,333
Schlumberger Ltd.	454,013	40,143,829

		49,783,162

Oil, Gas & Consumable Fuels - 1.1%
Noble Energy, Inc.	184,794	12,979,931

		62,763,093

Materials - 1.2%
Chemicals - 1.2%
Monsanto Co.	126,495	14,335,678

Total Common Stocks (cost $738,291,832)		1,119,804,988

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.5%
Investment Companies - 6.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $78,691,733)	78,691,733	$78,691,733

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $816,983,565)		1,198,496,721

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $8,286,417)	8,286,417	8,286,417

Total Investments - 100.5% (cost $825,269,982) (d)		1,206,783,138
Other assets less liabilities - (0.5)%		(5,968,167)

Net Assets - 100.0%		$1,200,814,971

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $388,029,748 and gross unrealized depreciation of investments was $(6,516,592), resulting in net unrealized appreciation of $381,513,156.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,119,804,988		$	– 0	–	$	– 0	–	$1,119,804,988
Short-Term Investments	78,691,733			– 0	–		– 0	–	78,691,733
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,286,417			– 0	–		– 0	–	8,286,417

Total Investments in Securities	1,206,783,138			– 0	–		– 0	–	1,206,783,138
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,206,783,138		$	– 0	–	$	– 0	–	$1,206,783,138

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.7%
Energy - 18.8%
Coal & Consumable Fuels - 0.1%
Adaro Energy Tbk PT	1,436,800	$135,466
Cameco Corp.	12,700	257,454
China Coal Energy Co., Ltd. - Class H (a)	206,700	138,440
China Shenhua Energy Co., Ltd. - Class H	109,570	371,303
Coal India Ltd.	31,010	134,976
Consol Energy, Inc.	9,980	355,088

		1,392,727

Integrated Oil & Gas - 13.4%
BG Group PLC	377,910	7,707,869
BP PLC	1,300,240	10,225,484
Cenovus Energy, Inc.	33,900	986,803
Chevron Corp.	142,810	17,485,657
China Petroleum & Chemical Corp. - Class H	5,096,130	4,393,808
ENI SpA	295,920	7,083,242
Exxon Mobil Corp.	292,560	27,348,509
Gazprom OAO (Sponsored ADR)	604,120	5,237,720
Hess Corp.	29,040	2,356,015
LUKOIL OAO (London) (Sponsored ADR)	14,260	887,257
PetroChina Co., Ltd. - Class H	947,800	1,124,387
Petroleo Brasileiro SA	133,700	1,049,324
Petroleo Brasileiro SA (ADR)	185,110	2,950,653
Petroleo Brasileiro SA (Preference Shares)	131,300	1,075,487
Petroleo Brasileiro SA (Sponsored ADR)	86,898	1,437,293
Repsol SA	24,300	637,168
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	274,233	9,161,541
Royal Dutch Shell PLC - Class A	101,915	3,407,785
Royal Dutch Shell PLC - Class B	163,720	5,733,897
Sasol Ltd.	24,600	1,216,021
Statoil ASA	104,180	2,347,487
Suncor Energy, Inc. (Toronto)	160,400	5,497,876
Total SA	134,230	8,120,050

		127,471,333

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	45,470	752,528
Odfjell Drilling Ltd. (b)	111,890	748,752

		1,501,280

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA	88,560	1,569,028
Halliburton Co.	22,730	1,197,416
Helix Energy Solutions Group, Inc. (b)	34,790	772,686
Schlumberger Ltd.	21,690	1,917,830

		5,456,960

Oil & Gas Exploration & Production - 4.3%
Anadarko Petroleum Corp.	42,230	3,750,868
Apache Corp.	12,600	1,152,774
Cabot Oil & Gas Corp.	11,340	390,663
Canadian Natural Resources Ltd.	35,300	1,148,815

Company	Shares	U.S. $ Value
Canadian Oil Sands Ltd.	21,800	$407,666
Chesapeake Energy Corp.	17,200	462,164
Cimarex Energy Co.	13,820	1,307,096
CNOOC Ltd.	575,800	1,179,061
Concho Resources, Inc. (b)	3,400	353,362
ConocoPhillips	55,070	4,009,096
Continental Resources, Inc./OK (b)	1,900	204,269
Crescent Point Energy Corp. (a)	15,600	585,945
Denbury Resources, Inc. (b)	12,000	200,160
Devon Energy Corp.	12,400	751,688
EnCana Corp.	19,900	380,564
EOG Resources, Inc.	20,320	3,352,800
EQT Corp.	4,100	348,951
Inpex Corp.	39,600	459,490
Lundin Petroleum AB (b)	48,970	1,017,657
Marathon Oil Corp.	22,790	821,352
Murphy Oil Corp.	21,230	1,378,464
Noble Energy, Inc.	35,810	2,515,294
NovaTek OAO (Sponsored GDR) (c)	4,100	539,150
Occidental Petroleum Corp.	71,940	6,831,423
Oil & Natural Gas Corp. Ltd.	308,220	1,474,953
Pacific Rubiales Energy Corp.	9,900	184,015
Pioneer Natural Resources Co.	3,600	639,900
PTT Exploration & Production PCL	29,273	145,863
Range Resources Corp.	4,400	341,660
Rosetta Resources, Inc. (b)	13,830	699,383
Santos Ltd.	26,000	330,806
Southwestern Energy Co. (b)	9,500	367,270
Talisman Energy, Inc.	46,400	542,800
Tatneft OAO (Sponsored ADR)	6,730	250,356
Tourmaline Oil Corp. (b)	5,000	197,638
Tullow Oil PLC	24,500	347,925
Vermilion Energy, Inc. (a)	3,200	177,113
Whiting Petroleum Corp. (b)	15,600	942,240
Woodside Petroleum Ltd.	21,300	724,492

		40,915,186

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	11,380	941,581
Valero Energy Corp.	38,140	1,743,761

		2,685,342

		179,422,828

Equity:Other - 10.7%
Diversified/Specialty - 9.3%
Agung Podomoro Land Tbk PT	33,750	690
Alam Sutera Realty Tbk PT	1,164,150	46,018
Alexander’s, Inc.	750	241,680
Alexandria Real Estate Equities, Inc.	3,050	192,943
American Assets Trust, Inc.	2,650	82,654
American Homes 4 Rent - Class A (b)	7,450	122,180
Armada Hoffler Properties, Inc.	74,684	764,764
Artis Real Estate Investment Trust	9,500	128,747
Australand Property Group	271,340	927,750
Ayala Land, Inc.	1,192,182	771,375
Azrieli Group	1,900	62,601

Company	Shares	U.S. $ Value
Bakrieland Development Tbk PT (b)	3,490,300	$14,589
Beni Stabili SpA	25,000	16,871
BioMed Realty Trust, Inc.	8,300	154,214
British Land Co. PLC	288,819	2,884,364
Buzzi Unicem SpA	45,560	779,599
CA Immobilien Anlagen AG (b)	6,278	104,507
Canadian Real Estate Investment Trust	2,900	116,022
Capital Property Fund	549,750	563,790
CapitaLand Ltd.	218,000	525,980
Central Pattana PCL	122,100	164,460
Chambers Street Properties (a)	232,520	1,922,941
Cheung Kong Holdings Ltd.	105,000	1,656,882
Ciputra Development Tbk PT	1,392,200	84,813
Ciputra Surya Tbk PT	62,000	9,344
City Developments Ltd.	51,000	405,736
Cofinimmo	8,470	1,044,633
Corrections Corp. of America	36,277	1,209,838
Country Garden Holdings Co., Ltd.	3,364,400	2,217,383
Dexus Property Group	1,104,265	1,047,595
Digital Realty Trust, Inc. (a)	25,510	1,205,092
DLF Ltd.	39,400	95,449
Duke Realty Corp.	13,850	210,243
Dundee Real Estate Investment Trust	38,136	1,004,949
DuPont Fabros Technology, Inc.	9,500	222,965
Eastern & Oriental Bhd	83,750	49,837
Even Construtora e Incorporadora SA	28,600	100,714
Evergrande Real Estate Group Ltd. (a)	2,137,850	898,197
F&C Commercial Property Trust Ltd.	224,100	431,233
Fastighets AB Balder (b)	10,900	99,559
Fibra Uno Administracion SA de CV	258,050	804,347
Fonciere Des Regions	2,900	246,485
Forest City Enterprises, Inc. (b)	10,600	206,700
Franshion Properties China Ltd.	360,400	119,977
Gecina SA	1,550	203,386
Geo Group, Inc. (The)	49,060	1,609,168
Globe Trade Centre SA (b)	23,000	62,256
GPT Group	129,970	422,965
Gramercy Property Trust, Inc. (b)	178,615	960,949
Granite Real Estate Investment Trust	6,550	220,994
Greentown China Holdings Ltd.	114,100	198,278
Growthpoint Properties Ltd.	401,050	944,475
Guangzhou R&F Properties Co., Ltd. - Class H	80,700	129,843
Hang Lung Properties Ltd.	192,000	642,850
Helbor Empreendimentos SA	13,780	50,651
Helical Bar PLC	450	2,448
Henderson Land Development Co., Ltd.	165,500	963,737
Hopson Development Holdings Ltd. (b)	77,550	93,639
Hui Xian Real Estate Investment Trust	262,900	167,793
Hulic Co., Ltd.	25,350	446,471
Hysan Development Co., Ltd.	69,000	321,196
ICADE	18,200	1,666,845
IJM Land Bhd	37,400	30,140
IMMOFINANZ AG (b)	82,850	396,695
Is Gayrimenkul Yatirim Ortakligi AS	34,597	24,082
Japan Hotel REIT Investment Corp. (a)	1,673	788,604
Kawasan Industri Jababeka Tbk PT	1,613,617	27,605
Kennedy-Wilson Holdings, Inc.	80,220	1,651,730
Keppel Land Ltd.	137,000	383,711

Company	Shares	U.S. $ Value
Kerry Properties Ltd.	73,500	$290,551
Kiwi Income Property Trust	59,450	53,686
KLCC Property Holdings Bhd	49,700	90,980
Kungsleden AB	13,714	94,267
Land Securities Group PLC	221,980	3,457,855
Lend Lease Group	152,272	1,530,759
Lexington Realty Trust	15,850	162,779
Lippo Karawaci Tbk PT (b)	2,109,400	160,136
Londonmetric Property PLC	19,550	41,540
Longfor Properties Co., Ltd.	93,050	137,994
LPN Development PCL	652,900	378,198
Mah Sing Group Bhd	114,000	78,096
Mapletree Commercial Trust	869,500	851,498
Mapletree Greater China Commercial Trust (a)(c)	149,800	105,593
Megaworld Corp.	1,158,150	91,815
Mexico Real Estate Management SA de CV (b)	470,710	821,137
Mingfa Group International Co., Ltd. (b)	984,700	258,783
Mitchells & Butlers PLC (b)	128,200	865,335
Mitsubishi Estate Co., Ltd.	232,000	6,448,014
Mitsui Fudosan Co., Ltd.	191,000	6,495,836
Mobimo Holding AG (b)	930	197,410
Morguard Real Estate Investment Trust	10,200	156,665
New World China Land Ltd.	620,700	319,799
New World Development Co., Ltd.	798,000	1,075,493
Nomura Real Estate Holdings, Inc.	7,900	186,371
Nomura Real Estate Master Fund, Inc.	150	147,415
Pakuwon Jati Tbk PT	2,386,700	49,737
Poly Property Group Co., Ltd.	275,400	161,537
Pruksa Real Estate PCL	121,400	79,396
Quintain Estates & Development PLC (b)	250	382
Redefine Properties Ltd.	294,150	278,610
Regal Entertainment Group - Class A	84,870	1,653,268
Resilient Property Income Fund Ltd.	52,462	277,082
Robinsons Land Corp.	168,300	83,618
SA Corporate Real Estate Fund Nominees Pty Ltd.	184,300	71,453
Sekisui House SI Investment Co. (a)	74	358,977
Select Income REIT	6,150	168,756
Shui On Land Ltd.	914,950	297,571
Sino Land Co., Ltd.	136,000	185,715
Sinpas Gayrimenkul Yatirim Ortakligi AS	21,500	11,574
Soho China Ltd. (a)	185,050	167,128
SP Setia Bhd	82,550	72,996
Spirit Realty Capital, Inc.	215,542	2,140,332
Sponda Oyj	43,000	212,494
ST Modwen Properties PLC	4,750	27,745
Sumitomo Realty & Development Co., Ltd.	95,000	4,513,035
Summarecon Agung Tbk PT	1,191,600	89,484
Sun Hung Kai Properties Ltd.	337,305	4,322,990
Suntec Real Estate Investment Trust	163,000	202,498
Supalai PCL	1,530,250	767,270
Swire Properties Ltd.	474,600	1,269,484
TAG Immobilien AG	3,550	41,609
Tokyu REIT, Inc.	132	789,421
Top REIT, Inc. (a)	101	446,087
Unite Group PLC	5,650	36,741
Unitech Ltd. (b)	105,650	28,228
United Urban Investment Corp.	300	429,652

Company	Shares	U.S. $ Value
UOL Group Ltd.	272,602	$1,348,917
Vornado Realty Trust	22,550	1,982,821
Wallenstam AB - Class B	5,800	81,102
Washington Real Estate Investment Trust	8,800	208,912
Wereldhave NV	2,250	171,635
WHA Corp. PCL	69,350	77,212
Wharf Holdings Ltd.	421,000	3,489,592
Wheelock & Co., Ltd.	160,000	777,724
Wihlborgs Fastigheter AB	4,800	82,924
WP Carey, Inc.	2,500	156,925
Yuexiu Property Co., Ltd.	545,555	142,777

		88,624,637

Health Care - 1.3%
Chartwell Retirement Residences	101,410	953,448
HCP, Inc.	48,300	1,775,991
Health Care REIT, Inc.	29,230	1,636,587
Healthcare Realty Trust, Inc.	8,150	180,360
LTC Properties, Inc.	49,270	1,897,388
Medical Properties Trust, Inc.	152,255	2,011,289
National Health Investors, Inc.	3,750	220,762
Omega Healthcare Investors, Inc.	44,830	1,465,493
Senior Housing Properties Trust	8,100	183,465
Ventas, Inc.	31,210	1,773,664

		12,098,447

Triple Net - 0.1%
EPR Properties	3,750	188,587
National Retail Properties, Inc. (a)	19,950	633,413
Realty Income Corp. (a)	10,850	413,493

		1,235,493

		101,958,577

Materials - 8.6%
Aluminum - 0.1%
Alcoa, Inc.	29,700	285,417
Hindalco Industries Ltd.	77,300	151,427
Norsk Hydro ASA	35,000	149,213

		586,057

Commodity Chemicals - 0.3%
Denki Kagaku Kogyo KK	197,000	844,154
LyondellBasell Industries NV - Class A	21,820	1,684,068

		2,528,222

Construction Materials - 0.1%
Anhui Conch Cement Co. Ltd. - Class H (a)	234,000	913,376

Diversified Chemicals - 0.3%
Arkema SA	10,750	1,226,448
Huntsman Corp.	69,520	1,594,094

		2,820,542

Diversified Metals & Mining - 3.6%
Anglo American PLC	38,720	851,496
Aurubis AG	12,770	752,341

Company	Shares	U.S. $ Value
BHP Billiton Ltd.	213,880	$7,294,031
BHP Billiton PLC	58,700	1,780,817
First Quantum Minerals Ltd.	29,900	498,638
Freeport-McMoRan Copper & Gold, Inc.	98,770	3,426,331
Glencore Xstrata PLC (b)	1,056,170	5,334,950
Grupo Mexico SAB de CV Series B	182,300	540,725
Iluka Resources Ltd.	6,414	51,128
KGHM Polska Miedz SA	6,400	244,620
MMC Norilsk Nickel OJSC (ADR)	133,530	2,013,632
Rio Tinto Ltd.	12,120	729,809
Rio Tinto PLC	185,750	9,864,387
Sesa Sterlite Ltd.	76,920	225,148
Southern Copper Corp.	11,190	280,869
Sumitomo Metal Mining Co., Ltd.	52,960	705,637
Turquoise Hill Resources Ltd. (a)(b)	28,400	116,000

		34,710,559

Fertilizers & Agricultural Chemicals - 1.0%
Agrium, Inc. (Toronto)	4,910	441,810
CF Industries Holdings, Inc.	2,100	456,498
Israel Chemicals Ltd.	47,250	402,274
Israel Corp., Ltd. (The) (b)	209	107,324
K&S AG (a)	6,700	186,951
Monsanto Co.	44,940	5,093,050
Mosaic Co. (The)	10,200	488,580
Potash Corp. of Saskatchewan, Inc.	47,180	1,477,719
Syngenta AG	3,000	1,176,076
Uralkali OJSC (Sponsored GDR) (c)	11,230	282,547

		10,112,829

Forest Products - 0.1%
Duratex SA	130,960	766,937

Gold - 0.7%
AngloGold Ashanti Ltd.	14,600	197,359
Barrick Gold Corp. (a)	63,800	1,057,379
Cia de Minas Buenaventura SAA (ADR) - Class B	9,598	113,256
Eldorado Gold Corp.	19,420	116,606
Franco-Nevada Corp.	4,400	176,447
Goldcorp, Inc.	146,660	3,264,326
Kinross Gold Corp.	35,160	165,120
Koza Altin Isletmeleri AS	37,990	604,440
New Gold, Inc. (b)	51,670	267,942
Newcrest Mining Ltd.	20,700	144,766
Newmont Mining Corp.	13,400	332,722
Randgold Resources Ltd.	2,400	169,945
Real Gold Mining Ltd. (a)(b)(d)(e)	686,500	9
Yamana Gold, Inc.	20,290	181,981
Zijin Mining Group Co., Ltd. - Class H (a)	1,064,800	247,031

		7,039,329

Paper Products - 0.3%
Fibria Celulose SA (b)	19,600	233,344
International Paper Co.	11,600	541,140
Mondi PLC	66,000	1,083,342
OJI Holdings Corp.	67,000	315,752
Sappi Ltd. (b)	148,210	447,094

Company	Shares	U.S. $ Value
Stora Enso Oyj - Class R	10,604	$104,530
UPM-Kymmene Oyj	14,800	245,513

		2,970,715

Precious Metals & Minerals - 0.2%
Anglo American Platinum Ltd. (a)(b)	2,710	106,972
Dominion Diamond Corp. (b)	51,620	693,773
Fresnillo PLC	7,400	100,357
Impala Platinum Holdings Ltd.	14,500	168,049
Industrias Penoles SAB de CV	4,300	110,273
North American Palladium Ltd. (a)(b)	881,200	416,015
Silver Wheaton Corp.	9,600	200,393

		1,795,832

Specialty Chemicals - 0.3%
Johnson Matthey PLC	16,440	851,682
Koninklijke DSM NV	25,936	2,033,630

		2,885,312

Steel - 1.6%
ArcelorMittal (Euronext Amsterdam)	27,800	477,594
BlueScope Steel Ltd. (b)	170,240	841,795
Bradespar SA	11,000	119,743
Cia Siderurgica Nacional SA	35,200	179,600
Daido Steel Co., Ltd.	15,700	85,696
Eregli Demir ve Celik Fabrikalari TAS	149,627	197,763
Fortescue Metals Group Ltd. (a)	70,670	365,427
Hitachi Metals Ltd.	14,000	199,132
JFE Holdings, Inc.	80,000	1,803,309
Jindal Steel & Power Ltd.	42,900	176,745
Kobe Steel Ltd. (b)	117,170	201,689
Maruichi Steel Tube Ltd.	4,100	100,964
Metalurgica Gerdau SA (Preference Shares)	13,300	129,339
Nippon Steel & Sumitomo Metal Corp.	211,920	688,138
Nucor Corp.	8,800	449,328
POSCO	1,770	547,829
Ternium SA (Sponsored ADR)	32,850	877,424
ThyssenKrupp AG (b)	10,700	279,797
Vale SA	36,270	557,355
Vale SA (Preference Shares)	52,790	741,559
Vale SA (Sponsored ADR) (Local Preference Shares)	354,630	4,975,459
Voestalpine AG	17,170	852,928
Yamato Kogyo Co., Ltd.	3,000	100,847

		14,949,460

		82,079,170

Retail - 4.9%
Regional Mall - 1.7%
BR Malls Participacoes SA	88,010	722,027
CapitaMall Trust	222,000	343,911
CBL & Associates Properties, Inc.	7,100	128,226
CFS Retail Property Trust Group	223,800	417,765
General Growth Properties, Inc.	63,450	1,316,587
Glimcher Realty Trust	22,400	217,504
Macerich Co. (The)	7,800	444,132

Company	Shares	U.S. $ Value
Multiplan Empreendimentos Imobiliarios SA	34,050	$750,362
Pennsylvania Real Estate Investment Trust	13,450	241,966
Rouse Properties, Inc. (a)	4,150	101,219
Simon Property Group, Inc.	51,651	7,739,902
Taubman Centers, Inc.	2,750	179,795
Westfield Group	366,437	3,465,115

		16,068,511

Shopping Center/Other Retail - 3.2%
Acadia Realty Trust	8,800	228,536
Aeon Mall Co., Ltd.	64,400	1,851,657
Aliansce Shopping Centers SA	37,400	318,843
American Realty Capital Properties, Inc.	8,900	116,679
Atrium European Real Estate Ltd.	16,400	97,605
Calloway Real Estate Investment Trust	4,400	104,229
Capital & Counties Properties PLC	51,550	278,569
CapitaMalls Asia Ltd.	190,450	309,593
CapitaMalls Malaysia Trust	136,700	60,228
Citycon Oyj	23,650	84,398
Cole Real Estate Investment, Inc.	26,000	372,060
Corio NV	5,150	223,090
Crombie Real Estate Investment Trust	5,200	65,236
DDR Corp.	99,030	1,583,490
Deutsche Euroshop AG	3,850	170,939
Development Securities PLC	8,350	30,044
Equity One, Inc.	8,600	192,640
Eurocommercial Properties NV	8,300	336,199
Federal Realty Investment Trust	3,650	377,848
Federation Centres Ltd.	413,900	897,205
First Capital Realty, Inc. (a)	13,400	221,200
Fountainhead Property Trust	141,500	101,386
Frontier Real Estate Investment Corp. (a)	72	672,542
Fukuoka REIT Co.	46	364,307
Hammerson PLC	60,700	506,285
Hyprop Investments Ltd.	72,050	526,855
Iguatemi Empresa de Shopping Centers SA	16,650	169,906
Inland Real Estate Corp.	23,500	254,740
Intu Properties PLC	63,300	332,540
Japan Retail Fund Investment Corp.	609	1,200,250
Kimco Realty Corp.	38,090	785,416
Kite Realty Group Trust	252,709	1,655,244
Klepierre	47,612	2,208,989
Link REIT (The)	244,878	1,194,937
Mercialys SA	4,400	93,866
Pavilion Real Estate Investment Trust	137,100	54,878
Ramco-Gershenson Properties Trust	105,874	1,693,984
Regency Centers Corp.	3,950	185,018
RioCan Real Estate Investment Trust	29,471	683,418
Shaftesbury PLC	22,745	229,041
SM Prime Holdings, Inc.	580,050	216,638
Tanger Factory Outlet Centers	5,950	196,767
Unibail-Rodamco SE	22,767	5,944,198
Vastned Retail NV	14,256	644,152
Weingarten Realty Investors	4,700	134,138
Westfield Retail Trust (a)	906,290	2,513,402

		30,483,185

		46,551,696

Company	Shares	U.S. $ Value
Residential - 4.1%
Multi-Family - 3.8%
Advance Residence Investment Corp.	409	$887,626
Agile Property Holdings Ltd.	111,250	124,827
Apartment Investment & Management Co. - Class A	6,250	156,938
Associated Estates Realty Corp.	105,390	1,676,755
AvalonBay Communities, Inc.	17,480	2,072,429
Berkeley Group Holdings PLC	22,000	846,394
Boardwalk Real Estate Investment Trust	1,700	94,636
BRE Properties, Inc.	3,300	169,059
Brookfield Residential Properties, Inc. (b)	75,997	1,642,295
Camden Property Trust	3,650	211,408
Canadian Apartment Properties REIT	6,350	122,512
China Overseas Land & Investment Ltd.	1,191,950	3,711,422
China Resources Land Ltd.	159,800	440,813
China Vanke Co., Ltd. - Class B	719,075	1,317,385
Comforia Residential REIT, Inc.	72	496,544
Consorcio ARA SAB de CV (b)	99,660	42,077
Corp. GEO SAB de CV Series B (b)(d)(e)	108,590	13,738
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,020	203,198
Desarrolladora Homex SAB de CV (b)	1,500	288
Deutsche Annington Immobilien SE (b)	36,492	949,630
Deutsche Wohnen AG	14,500	291,196
Deutsche Wohnen AG	16,499	323,494
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	64,200	83,882
Equity Lifestyle Properties, Inc.	5,100	181,050
Equity Residential	36,290	1,870,387
Essex Property Trust, Inc.	1,650	250,487
Ez Tec Empreendimentos e Participacoes SA	7,700	102,095
GAGFAH SA (b)	8,950	129,543
Grainger PLC	14,850	48,755
Home Properties, Inc.	9,630	506,345
Kaisa Group Holdings Ltd. (b)	575,700	173,056
Killam Properties, Inc.	6,150	61,873
KWG Property Holding Ltd.	1,998,450	1,199,626
Land and Houses PCL	347,600	110,135
LEG Immobilien AG (b)	27,321	1,570,337
Mid-America Apartment Communities, Inc.	34,720	2,091,532
Mirvac Group	269,330	416,323
MRV Engenharia e Participacoes SA	146,900	582,125
Nippon Accommodations Fund, Inc.	50	340,664
Northern Property Real Estate Investment Trust	1,700	44,894
PDG Realty SA Empreendimentos e Participacoes (b)	154,630	111,290
Post Properties, Inc.	13,130	562,752
Rossi Residencial SA (b)	792,521	733,360
Sekisui Chemical Co., Ltd.	35,000	410,830
Shenzhen Investment Ltd.	308,550	121,778
Shimao Property Holdings Ltd.	314,900	786,487
Sino-Ocean Land Holdings Ltd.	364,850	244,830
Stockland	965,890	3,382,857
Sun Communities, Inc.	46,010	1,877,208
Sunac China Holdings Ltd. (a)	159,500	106,021
Taylor Wimpey PLC	452,670	786,595
UDR, Inc.	10,800	251,316
UEM Sunrise Bhd	129,700	92,472

Company	Shares	U.S. $ Value
Urbi Desarrollos Urbanos SAB de CV (a)(b)(d)(e)	52,560	$6,732
Wing Tai Holdings Ltd.	518,600	825,642
Yanlord Land Group Ltd. (a)	164,350	159,610

		36,017,553

Self Storage - 0.3%
Big Yellow Group PLC	3,550	27,786
CubeSmart	11,100	180,042
Extra Space Storage, Inc.	4,500	188,640
Public Storage	17,750	2,710,425
Safestore Holdings PLC	350	911
Sovran Self Storage, Inc.	3,200	213,568

		3,321,372

Student Housing - 0.0%
American Campus Communities, Inc.	4,500	145,935
Education Realty Trust, Inc.	9,050	78,735

		224,670

		39,563,595

Office - 2.9%
Office - 2.9%
Allied Properties Real Estate Investment Trust	38,224	1,172,027
Allreal Holding AG (b)	2,050	284,521
Alstria Office REIT-AG (b)	400	5,040
Befimmo SA (a)	1,300	89,347
Boston Properties, Inc.	13,613	1,354,357
Brandywine Realty Trust	14,400	191,232
Brookfield Office Properties, Inc. (a)	10,800	209,281
CapitaCommercial Trust	1,323,000	1,563,084
Castellum AB	14,070	212,691
Cominar Real Estate Investment Trust	70,683	1,202,054
CommonWealth REIT	7,800	186,186
Corporate Office Properties Trust	7,900	175,617
Cousins Properties, Inc.	204,625	2,191,534
Derwent London PLC	7,150	283,381
Douglas Emmett, Inc.	5,700	130,986
Dundee International Real Estate Investment Trust	4,450	35,808
Empire State Realty Trust, Inc. (b)	10,300	148,835
Fabege AB	6,150	70,715
Franklin Street Properties Corp.	18,200	234,052
Government Properties Income Trust	9,300	230,733
Great Portland Estates PLC	30,800	293,012
Highwoods Properties, Inc.	5,550	199,356
Hongkong Land Holdings Ltd.	148,000	873,386
Hudson Pacific Properties, Inc.	12,050	249,917
Hufvudstaden AB - Class A	16,000	207,202
Investa Office Fund	207,210	587,851
Japan Excellent, Inc.	126	744,974
Japan Prime Realty Investment Corp.	86	287,868
Japan Real Estate Investment Corp.	175	1,844,899
Kenedix Realty Investment Corp. - Class A	212	986,615
Keppel REIT (a)	109,700	103,392
Kilroy Realty Corp.	3,250	163,637
Liberty Property Trust	28,550	924,734
Mack-Cali Realty Corp.	8,500	173,060

Company	Shares	U.S. $ Value
Mori Trust Sogo Reit, Inc.	23	$192,617
Nippon Building Fund, Inc.	57	669,163
Nomura Real Estate Office Fund, Inc.	38	180,001
Norwegian Property ASA	37,550	46,579
NTT Urban Development Corp.	35,595	410,901
Orix JREIT, Inc.	974	1,213,111
Parkway Properties, Inc./MD	113,388	2,073,866
Piedmont Office Realty Trust, Inc. - Class A	10,800	176,904
PS Business Parks, Inc.	2,650	207,548
PSP Swiss Property AG (b)	1,800	154,342
SL Green Realty Corp.	34,362	3,108,730
Swiss Prime Site AG (b)	4,700	359,511
Tokyo Tatemono Co., Ltd. (a)	37,000	366,381
Workspace Group PLC	113,710	939,621

		27,710,659

Lodging - 1.2%
Lodging - 1.2%
Ashford Hospitality Prime, Inc. (b)	39,632	810,871
Ashford Hospitality Trust, Inc.	196,972	1,617,140
Chesapeake Lodging Trust	32,540	776,730
DiamondRock Hospitality Co.	185,260	2,117,522
Hersha Hospitality Trust	319,800	1,832,454
Hospitality Properties Trust	6,000	163,020
Host Hotels & Resorts, Inc.	73,400	1,351,293
InterContinental Hotels Group PLC	27,731	862,025
LaSalle Hotel Properties	44,250	1,385,910
Pebblebrook Hotel Trust	5,072	153,834
RLJ Lodging Trust	8,250	199,155
Strategic Hotels & Resorts, Inc. (b)	22,450	200,479
Sunstone Hotel Investors, Inc.	15,500	202,585

		11,673,018

Industrials - 1.2%
Industrial Warehouse Distribution - 1.1%
Ascendas Real Estate Investment Trust	90,000	159,104
DCT Industrial Trust, Inc.	27,250	203,285
EastGroup Properties, Inc.	3,400	206,006
First Industrial Realty Trust, Inc.	12,300	214,758
Global Logistic Properties Ltd.	257,200	603,676
GLP J-Reit	200	199,857
Granite Real Estate Investment (b)	46,570	1,560,095
Hansteen Holdings PLC	344,150	601,103
Hopewell Holdings Ltd.	240,000	804,475
Kerry Logistic	36,750	0
Mapletree Industrial Trust	4,440	4,771
Mapletree Logistics Trust	1,212,300	1,013,863
Nippon Prologis REIT, Inc. (a)	92	890,215
ProLogis, Inc.	53,566	2,031,758
Segro PLC	84,770	463,513
STAG Industrial, Inc.	80,560	1,746,541
Warehouses De Pauw SCA	1,400	100,629

		10,803,649

Mixed Office Industrial - 0.1%
BR Properties SA	22,920	189,016

Company	Shares	U.S. $ Value
Goodman Group (a)	147,010	$647,060

		836,076

		11,639,725

Food Beverage & Tobacco - 0.3%
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	18,200	732,550
Bunge Ltd.	4,870	390,184
Charoen Pokphand Indonesia Tbk PT	204,200	57,904
Golden Agri-Resources Ltd.	262,000	119,879
IOI Corp. Bhd	89,600	156,945
Kuala Lumpur Kepong Bhd	19,800	151,126
Wilmar International Ltd.	59,000	165,342

		1,773,930

Packaged Foods & Meats - 0.1%
MHP SA (GDR) (c)	36,560	621,520

		2,395,450

Total Common Stocks (cost $489,964,019)		502,994,718

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 20.4%
United States - 20.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)	$65,158	66,842,667
0.125%, 4/15/16 (TIPS)	61,768	63,365,039
0.625%, 7/15/21 (TIPS)	5,753	5,947,549
1.875%, 7/15/15 (TIPS)	55,761	58,614,273

Total Inflation-Linked Securities (cost $196,526,029)		194,769,528

	Shares
INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
CPN Retail Growth Leasehold Property Fund	141,850	70,587
iShares US Real Estate ETF (a)	38,220	2,411,682
UK Commercial Property Trust Ltd./fund	327,650	409,070

Total Investment Companies (cost $2,917,100)		2,891,339

WARRANTS - 0.2%
Equity:Other - 0.2%
Diversified/Specialty - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/24/15 (b) (cost $1,092,912)	890,201	1,526,695

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 59.00 (b) (g) (premiums paid $440,020)		1,028	$442,040

	Shares
RIGHTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Retail Growth Leasehold, expiring 11/18/13 (b) (cost $0)		48,016	0

SHORT-TERM INVESTMENTS - 9.9%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (h) (cost $13,301,798)		13,301,798	13,301,798

	Principal Amount (000)
U.S. Treasury Bills - 6.7%
U.S. Treasury Bill zero coupon, 4/24/14 (cost $63,756,917)	U.S.$	63,800	63,756,917

Time Deposit - 1.8%
State Street Time Deposit 0.01%, 12/02/13 (cost $16,728,100)		16,728	16,728,100

Total Short-Term Investments (cost $93,786,815)			93,786,815

Total Investments Before Security Lending Collateral for Securities Loaned - 83.5% (cost $784,726,895)			796,411,135

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
INVESTMENT COMPANIES - 1.9%
AllianceBernstein Exchange Reserves - Class I, 0.07% (h) (cost $18,242,623)		18,242,623	18,242,623

Total Investments - 85.4% (cost $802,969,518) (i)			814,653,758
Other assets less liabilities - 14.6% (j)			139,243,437

Net Assets - 100.0%			$953,897,195

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	46	March 2014	$1,247,116	$1,282,480	$35,364
Cocoa (Liffe) Futures	93	March 2014	2,607,874	2,655,469	47,595
Copper London Metal Exchange Futures	8	January 2014	1,423,986	1,411,650	(12,336)
Lead Futures	9	December 2013	480,282	463,894	(16,388)
Live Cattle Futures	53	June 2014	2,724,466	2,733,210	8,744
Natural Gas Futures	52	January 2014	2,033,009	2,057,640	24,631
Nickel London Metal Exchange Futures	44	January 2014	3,844,739	3,559,248	(285,491)
Platinum Futures	116	January 2014	8,380,882	7,939,040	(441,842)
Soybean Futures	34	November 2014	1,992,312	1,949,900	(42,412)
Soybean Meal Futures	75	March 2014	3,004,380	3,183,750	179,370
Sugar 11 Futures	31	February 2014	657,560	595,448	(62,112)
WTI Crude Futures	85	January 2014	8,169,298	7,905,850	(263,448)
Sold Contracts
Corn Futures	62	March 2014	1,326,625	1,315,950	10,675
Gasoline Rbob Futures	22	January 2014	2,486,707	2,470,037	16,670
Gold 100 OZ Futures	45	February 2014	5,726,256	5,626,800	99,456
Lead Futures	9	December 2013	468,656	463,894	4,762
London Metal Exchange PRI Aluminum Futures	102	January 2014	4,789,706	4,417,875	371,831
Nickel London Metal Exchange Futures	17	January 2014	1,352,993	1,375,164	(22,171)
NY Harbor USLD Futures	39	January 2014	4,972,009	4,959,209	12,800
Soybean Oil Futures	108	March 2014	2,680,153	2,647,728	32,425

					$(301,877)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	30,927	USD	41,005	12/17/13	$(1,018,453)
Barclays Bank PLC Wholesale	JPY	545,386	USD	5,511	12/17/13	186,972
Barclays Bank PLC Wholesale	MXN	24,293	USD	1,845	12/17/13	(4,759)
Barclays Bank PLC Wholesale	USD	21,774	CNY	134,390	12/17/13	217,535
Barclays Bank PLC Wholesale	USD	34,613	EUR	25,484	12/17/13	14,879
Barclays Bank PLC Wholesale	USD	1,730	IDR	20,453,303	12/17/13	(18,512)
Barclays Bank PLC Wholesale	JPY	434,206	USD	4,348	3/18/14	106,900

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	6,427	USD	5,935	12/17/13	$89,978
Citibank, NA	USD	2,029	HKD	15,733	12/17/13	307
Credit Suisse International	USD	576	MYR	1,893	12/17/13	10,211
Goldman Sachs Capital Markets LP	JPY	3,193,161	USD	31,804	12/17/13	631,018
Goldman Sachs Capital Markets LP	USD	2,317	GBP	1,441	12/17/13	41,071
Goldman Sachs Capital Markets LP	BRL	17,085	USD	7,721	1/03/14	455,257
Goldman Sachs Capital Markets LP	USD	5,621	CAD	5,909	3/18/14	(74,699)
HSBC BankUSA	HKD	25,241	USD	3,256	12/17/13	(327)
HSBC BankUSA	USD	2,128	HKD	16,499	12/17/13	(44)
JPMorgan Chase Bank, NA	USD	2,677	CAD	2,829	12/17/13	(15,348)
JPMorgan Chase Bank, NA	EUR	3,318	USD	4,470	3/18/14	(39,016)
Royal Bank of Canada	USD	518	CAD	537	12/17/13	(12,732)
Royal Bank of Scotland PLC	USD	8,662	AUD	9,258	12/17/13	(242,264)
Standard Chartered Bank	GBP	1,448	USD	2,317	12/17/13	(52,007)
Standard Chartered Bank	SGD	2,341	USD	1,868	12/17/13	1,951
Standard Chartered Bank	USD	4,079	SGD	5,171	12/17/13	42,090
State Street Bank & Trust Co.	NOK	11,550	USD	1,942	12/17/13	57,821
State Street Bank & Trust Co.	THB	71,638	USD	2,230	12/17/13	550
State Street Bank & Trust Co.	USD	3,226	CHF	3,013	12/17/13	98,693
State Street Bank & Trust Co.	USD	84	SEK	551	12/17/13	165
State Street Bank & Trust Co.	USD	2,264	THB	71,638	12/17/13	(34,782)
State Street Bank & Trust Co.	USD	400	ZAR	4,054	12/17/13	(2,565)
State Street Bank & Trust Co.	USD	1,963	ZAR	20,538	3/18/14	21,316

						$461,206

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/31/16	1.930%	CPI	#	$(42,969)
Citibank, NA	1,500	3/27/18	2.450%	CPI	#	(63,577)
JPMorgan Chase Bank, NA	112,219	10/01/16	1.918%	CPI	#	(451,220)

						$(557,766)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR	$118,193

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	553,821	0.14%	$145,780	12/16/13	Credit Suisse International	$1,196,959
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	243,744	0.14%	64,160	12/16/13	JPMorgan Chase Bank, NA	526,798
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	102,709	0.14%	27,036	12/16/13	JPMorgan Chase Bank, NA	221,982
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	64,158	0.14%	16,888	12/16/13	JPMorgan Chase Bank, NA	138,663
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	22,649	0.14%	5,962	12/16/13	JPMorgan Chase Bank, NA	48,951
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	13,682	0.14%	3,601	12/16/13	JPMorgan Chase Bank, NA	29,571
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	13,310	0.14%	3,504	12/16/13	JPMorgan Chase Bank, NA	28,767
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,402	0.14%	632	12/16/13	JPMorgan Chase Bank, NA	5,191

							$2,196,882

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $1,548,810 or 0.2% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $19,052,942.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,748,880 and gross unrealized depreciation of investments was $(24,064,640), resulting in net unrealized appreciation of $11,684,240.
(j)	An amount of U.S. $1,865,285 has been segregated to collateralize margin requirements for the open futures contracts as of November 30, 3013.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN *

November 30, 2013 (unaudited)

48.9%	United States
8.9%	United Kingdom
5.1%	Japan
3.7%	Canada
3.4%	Australia
2.7%	China
2.5%	France
2.4%	Hong Kong
2.3%	Brazil
1.2%	Russia
1.1%	Singapore
1.0%	Italy
0.6%	South Africa
4.4%	Other
11.8%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Belgium, Finland, Germany, India, Indonesia, Israel, Jersey (Channel Islands), Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Energy	$110,234,629		$69,188,199	$	– 0	–	$179,422,828
Equity:Other	35,460,889		66,497,688		– 0	–	101,958,577
Materials	35,347,439		46,731,722		9		82,079,170
Retail	23,609,306		22,942,390		– 0	–	46,551,696
Residential	20,706,902		18,512,729		343,964		39,563,595
Office	16,105,562		11,605,097		– 0	–	27,710,659
Lodging	10,810,993		862,025		– 0	–	11,673,018
Industrials	6,151,459		5,488,266		– 0	–^	11,639,725
Food Beverage & Tobacco	1,895,380		500,070		– 0	–	2,395,450
Inflation-Linked Securities	– 0	–	194,769,528		– 0	–	194,769,528

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	2,820,752		70,587		– 0	–	2,891,339
Warrants	– 0	–	– 0	–	1,526,695		1,526,695
Options Purchased - Puts	– 0	–	442,040		– 0	–	442,040
Rights	– 0	–	– 0	–	– 0	–^	0
Short-Term Investments:
Investment Companies	13,301,798		– 0	–	– 0	–	13,301,798
U.S. Treasury Bills	– 0	–	63,756,917		– 0	–	63,756,917
Time Deposit	– 0	–	16,728,100		– 0	–	16,728,100
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,242,623		– 0	–	– 0	–	18,242,623

Total Investments in Securities	294,687,732		518,095,358	+	1,870,668		814,653,758
Other Financial Instruments* :
Assets:
Futures	844,323		– 0	–	– 0	–	844,323
Forward Currency Exchange Contracts	– 0	–	1,976,714		– 0	–	1,976,714
Interest Rate Swaps	– 0	–	118,193		– 0	–	118,193
Total Return Swaps	– 0	–	2,196,882		– 0	–	2,196,882
Liabilities:
Futures	(1,146,200)		– 0	–	– 0	–	(1,146,200)
Forward Currency Exchange Contracts	– 0	–	(1,515,508)		– 0	–	(1,515,508)
Inflation (CPI) Swaps	– 0	–	(557,766)		– 0	–	(557,766)

Total++	$294,385,855		$520,313,873		$1,870,668		$816,570,396

^	The Portfolio held securities with zero market value at period end.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Residential		Industrials^
Balance as of 8/31/13	$258,699		$19,627		$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(32,801)		37,015			– 0	–
Purchases	– 0	–	287,322			– 0	–
Sales	(225,889)		– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 11/30/13	$9		$343,964		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(38,944)		$37,015		$	– 0	–

	Warrants		Rights^			Total
Balance as of 8/31/13	$1,393,254		$	– 0	–	$1,671,580
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	133,441			– 0	–	137,655
Purchases	– 0	–		– 0	–	287,322
Sales	– 0	–		– 0	–	(225,889)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/13	$1,526,695		$	– 0	–	$1,870,668

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$133,441		$	– 0	–	$131,512

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 23.9%
Capital Markets - 2.4%
Deutsche Bank AG (REG)	248,527	$11,930,791
Macquarie Group Ltd.	251,920	12,425,283

		24,356,074

Commercial Banks - 14.7%
Banco do Brasil SA	376,000	4,142,967
Bank Hapoalim BM	754,650	4,206,302
Bank of Montreal	133,150	9,224,198
Bank of Nova Scotia	104,910	6,438,456
Barclays PLC	1,551,112	6,873,713
China Construction Bank Corp. - Class H	9,612,000	7,779,079
HSBC Holdings PLC	1,839,430	20,542,265
Industrial & Commercial Bank of China Ltd. - Class H	11,092,000	7,961,319
KBC Groep NV	96,708	5,518,781
Lloyds Banking Group PLC (a)	9,632,170	12,174,470
Mitsubishi UFJ Financial Group, Inc.	1,932,100	12,478,497
National Australia Bank Ltd.	310,390	9,776,610
National Bank of Canada	56,200	4,890,360
Sberbank of Russia (Sponsored ADR)	855,400	10,658,284
Societe Generale SA	246,410	14,139,867
State Bank of India	133,320	3,890,143
Sumitomo Mitsui Financial Group, Inc.	165,900	8,254,656

		148,949,967

Diversified Financial Services - 2.0%
ING Groep NV (a)	681,250	8,839,690
ORIX Corp.	618,800	11,311,159

		20,150,849

Insurance - 2.6%
Ageas	79,360	3,345,762
AIA Group Ltd.	1,597,400	8,086,986
Aviva PLC	742,490	5,214,761
Muenchener Rueckversicherungs AG	33,010	7,208,260
Suncorp Group Ltd.	208,449	2,503,939

		26,359,708

Real Estate Investment Trusts (REITs) - 0.2%
Stockland	621,526	2,176,784

Real Estate Management & Development - 2.0%
Aeon Mall Co., Ltd.	217,900	6,265,159
China Overseas Land & Investment Ltd.	1,228,000	3,823,672
Country Garden Holdings Co., Ltd.	10,827,000	7,135,776
Lend Lease Group	161,079	1,619,294
New World Development Co., Ltd.	1,085,836	1,463,419

		20,307,320

		242,300,702

Consumer Discretionary - 15.4%
Auto Components - 4.1%
Cie Generale des Etablissements Michelin - Class B	115,815	12,566,847

Company	Shares	U.S. $ Value
GKN PLC	1,246,480	$7,712,377
Magna International, Inc. (Toronto) - Class A	52,230	4,232,274
Valeo SA	156,440	16,591,424

		41,102,922

Automobiles - 5.5%
Honda Motor Co., Ltd.	260,300	11,032,896
Hyundai Motor Co.	33,530	7,978,651
Kia Motors Corp.	21,640	1,234,251
Mazda Motor Corp. (a)	1,672,000	7,719,186
Nissan Motor Co., Ltd.	852,100	7,767,469
Tata Motors Ltd.	1,093,850	7,028,315
Volkswagen AG (Preference Shares)	48,070	12,737,933

		55,498,701

Hotels, Restaurants & Leisure - 1.4%
Ladbrokes PLC	1,746,400	4,987,199
Melco Crown Entertainment Ltd. (ADR) (a)	248,830	8,855,860

		13,843,059

Media - 1.1%
Liberty Global PLC - Series C (a)	141,457	11,521,673

Multiline Retail - 0.3%
Myer Holdings Ltd. (b)	1,185,070	3,074,065

Specialty Retail - 2.5%
Kingfisher PLC	582,010	3,575,431
Mr. Price Group Ltd.	260,460	3,958,204
Shimamura Co., Ltd.	44,700	4,590,093
World Duty Free SpA (a)	227,290	2,657,584
Yamada Denki Co., Ltd. (b)	3,116,100	10,871,148

		25,652,460

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	51,760	5,244,642

		155,937,522

Industrials - 11.0%
Aerospace & Defense - 4.0%
European Aeronautic Defence and Space Co. NV	261,208	18,538,497
MTU Aero Engines AG	55,370	5,195,352
Safran SA (b)	116,349	7,652,134
Thales SA	38,148	2,325,302
Zodiac Aerospace	38,795	6,576,380

		40,287,665

Airlines - 1.3%
Japan Airlines Co., Ltd.	58,800	2,994,202
Qantas Airways Ltd. (a)	4,163,069	4,624,584
Turk Hava Yollari	1,634,693	6,029,196

		13,647,982

Building Products - 0.5%
Asahi Glass Co., Ltd.	712,000	4,598,168

Company	Shares	U.S. $ Value
Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	698,700	$10,905,742

Industrial Conglomerates - 1.9%
Hutchison Whampoa Ltd.	552,000	7,025,181
Siemens AG	32,320	4,266,019
Toshiba Corp.	1,792,000	7,749,563

		19,040,763

Marine - 1.2%
AP Moeller - Maersk A/S - Class B	595	6,018,010
Nippon Yusen KK	2,068,000	6,415,733

		12,433,743

Road & Rail - 0.4%
Canadian National Railway Co.	39,450	4,437,127

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	326,500	6,429,729

		111,780,919

Health Care - 9.3%
Biotechnology - 1.7%
Actelion Ltd. (a)	204,380	17,012,404

Pharmaceuticals - 7.6%
Astellas Pharma, Inc.	120,300	7,138,310
Daiichi Sankyo Co., Ltd.	381,300	7,009,453
GlaxoSmithKline PLC	966,420	25,566,346
Novartis AG	208,380	16,474,517
Roche Holding AG	75,530	21,067,196

		77,255,822

		94,268,226

Energy - 8.3%
Energy Equipment & Services - 1.9%
Aker Solutions ASA	447,617	7,930,480
Saipem SpA	248,630	5,570,686
Seadrill Ltd.	133,730	5,679,411

		19,180,577

Oil, Gas & Consumable Fuels - 6.4%
Cameco Corp.	308,410	6,252,084
Canadian Natural Resources Ltd.	148,280	4,825,676
China Petroleum & Chemical Corp. - Class H	6,752,200	5,821,648
ENI SpA	443,700	10,620,554
Gazprom OAO (Sponsored ADR)	786,590	6,819,735
JX Holdings, Inc.	1,377,000	7,170,534
LUKOIL OAO (London) (Sponsored ADR)	110,780	6,892,732
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	354,552	11,844,828
Suncor Energy, Inc. (Toronto)	156,630	5,368,655

		65,616,446

		84,797,023

Company	Shares	U.S. $ Value
Materials - 8.1%
Chemicals - 3.3%
Arkema SA	92,400	$10,541,750
BASF SE	36,710	3,911,812
Denki Kagaku Kogyo KK	1,268,000	5,433,438
Koninklijke DSM NV	116,109	9,104,053
Nippon Shokubai Co., Ltd.	430,000	5,027,871

		34,018,924

Metals & Mining - 3.6%
Barrick Gold Corp. (b)	213,080	3,531,447
Dowa Holdings Co., Ltd.	346,000	3,520,227
Goldcorp, Inc.	220,080	4,898,491
KGHM Polska Miedz SA	119,720	4,575,926
MMC Norilsk Nickel OJSC (ADR)	836,250	12,610,650
Rio Tinto PLC	135,400	7,190,514

		36,327,255

Paper & Forest Products - 1.2%
Duratex SA	792,300	4,639,923
Mondi PLC	435,724	7,152,093

		11,792,016

		82,138,195

Information Technology - 7.1%
Computers & Peripherals - 1.1%
Catcher Technology Co., Ltd.	1,188,000	7,222,776
Inventec Corp.	4,166,000	3,500,418

		10,723,194

Electronic Equipment, Instruments & Components - 0.6%
LG Display Co., Ltd. (a)	268,700	6,193,445

IT Services - 0.8%
Fujitsu Ltd. (a)	1,677,000	7,828,248

Semiconductors & Semiconductor Equipment - 4.6%
Samsung Electronics Co., Ltd.	10,420	14,703,068
SK Hynix, Inc. (a)	406,540	13,592,347
Sumco Corp.	564,100	5,481,284
Taiwan Semiconductor Manufacturing Co., Ltd.	2,048,000	7,245,563
Tokyo Electron Ltd.	114,100	6,191,849

		47,214,111

		71,958,998

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 2.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,090,038	3,495,265
Vivendi SA	680,187	17,252,309

		20,747,574

Wireless Telecommunication Services - 3.9%
China Mobile Ltd.	784,500	8,488,747
Rogers Communications, Inc. - Class B	80,320	3,581,537
Turkcell Iletisim Hizmetleri AS (a)	973,890	5,909,618

Company	Shares	U.S. $ Value
Vodafone Group PLC	5,858,147	$21,718,284

		39,698,186

		60,445,760

Consumer Staples - 5.2%
Beverages - 0.5%
Asahi Group Holdings Ltd.	136,200	3,733,243
Carlsberg A/S - Class B	16,949	1,853,604

		5,586,847

Food & Staples Retailing - 1.4%
Koninklijke Ahold NV	771,330	14,031,824

Food Products - 0.4%
Danone	48,930	3,558,608

Tobacco - 2.9%
British American Tobacco PLC	155,490	8,272,097
Imperial Tobacco Group PLC	289,150	10,983,080
Japan Tobacco, Inc.	296,500	10,027,806

		29,282,983

		52,460,262

Utilities - 3.6%
Electric Utilities - 2.2%
EDP - Energias de Portugal SA	2,033,080	7,689,632
Electricite de France (b)	200,960	7,471,242
Enel SpA	1,538,458	6,993,450

		22,154,324

Multi-Utilities - 1.4%
Centrica PLC	1,177,720	6,513,638
National Grid PLC	599,710	7,594,050

		14,107,688

		36,262,012

Total Common Stocks (cost $828,321,797)		992,349,619

WARRANTS - 0.4%
Financials - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $4,011,343)	2,411,180	4,135,174

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $9,891,437)	9,891,437	9,891,437

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $842,224,577)		1,006,376,230

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $31,203,540)	31,203,540	$31,203,540

Total Investments - 102.3% (cost $873,428,117) (e)		1,037,579,770
Other assets less liabilities - (2.3)% (f)		(23,084,476)

Net Assets - 100.0%		$1,014,495,294

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	102	December 2013	$3,986,598	$4,275,739	$289,141

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	1,848	USD	2,971	2/18/14	$(50,739)
Barclays Bank PLC Wholesale	HKD	102,529	USD	13,228	2/18/14	896
BNP Paribas SA	USD	7,944	AUD	8,638	2/18/14	(120,311)
BNP Paribas SA	USD	29,368	NZD	35,332	2/18/14	(778,172)
Citibank, NA	EUR	11,534	USD	15,586	2/18/14	(87,813)
Citibank, NA	NOK	56,347	USD	9,484	2/18/14	313,350
Citibank, NA	USD	8,463	CHF	7,749	2/18/14	92,397
Citibank, NA	USD	47,659	SEK	304,651	2/18/14	(1,286,199)
Credit Suisse International	CHF	7,749	USD	8,680	2/18/14	125,177
Credit Suisse International	JPY	3,359,388	USD	33,829	2/18/14	1,019,871
Deutsche Bank AG London	JPY	409,411	USD	4,210	2/18/14	211,070
Goldman Sachs Capital Markets LP	JPY	5,327,186	USD	52,750	2/18/14	722,809
Goldman Sachs Capital Markets LP	USD	29,324	AUD	30,698	2/18/14	(1,520,136)
Goldman Sachs Capital Markets LP	USD	30,529	EUR	22,158	2/18/14	(418,157)
Goldman Sachs Capital Markets LP	USD	24,285	GBP	15,147	2/18/14	486,008
HSBC Bank USA	CAD	32,436	USD	31,300	2/18/14	832,844
HSBC Bank USA	GBP	2,047	USD	3,301	2/18/14	(46,848)
Royal Bank of Canada	CAD	24,789	USD	23,706	2/18/14	421,346
Royal Bank of Canada	USD	21,564	CAD	22,662	2/18/14	(277,238)
Royal Bank of Scotland PLC	USD	19,563	NZD	23,828	2/18/14	(282,144)
Standard Chartered Bank	HKD	52,466	USD	6,770	2/18/14	1,070

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	KRW	26,806,817	USD	25,043	2/18/14	$(184,113)
Standard Chartered Bank	USD	15,462	KRW	16,505,284	2/18/14	70,750
State Street Bank & Trust Co.	EUR	2,944	USD	3,968	2/18/14	(32,232)
State Street Bank & Trust Co.	USD	2,437	SEK	15,987	2/18/14	(3,583)

						$(790,097)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $185,277,613 and gross unrealized depreciation of investments was $(21,125,960), resulting in net unrealized appreciation of $164,151,653.
(f)	An amount of U.S.$321,680 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN *

November 30, 2013 (unaudited)

18.7%	Japan
17.8%	United Kingdom
11.7%	France
5.9%	Switzerland
5.7%	Canada
4.5%	Germany
4.3%	South Korea
4.1%	China
3.7%	Russia
3.6%	Australia
3.2%	Netherlands
2.6%	Italy
2.5%	Hong Kong
10.7%	Other
1.0%	Short-Term

100.0%	Total Instruments

*	All data are as of November 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Brazil, Denmark, India, Israel, Norway, Poland, Portugal, South Africa, Taiwan, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

International Value Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$35,354,265		$206,946,437		$	– 0	–	$242,300,702
Consumer Discretionary	27,267,391		128,670,131			– 0	–	155,937,522
Industrials	4,437,127		107,343,792			– 0	–	111,780,919
Health Care	– 0	–	94,268,226			– 0	–	94,268,226
Energy	30,158,882		54,638,141			– 0	–	84,797,023
Materials	25,680,511		56,457,684			– 0	–	82,138,195
Information Technology	– 0	–	71,958,998			– 0	–	71,958,998
Telecommunication Services	7,076,802		53,368,958			– 0	–	60,445,760
Consumer Staples	– 0	–	52,460,262			– 0	–	52,460,262
Utilities	– 0	–	36,262,012			– 0	–	36,262,012
Warrants	– 0	–	– 0	–		4,135,174		4,135,174
Short-Term Investments	9,891,437		– 0	–		– 0	–	9,891,437
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	31,203,540		– 0	–		– 0	–	31,203,540

Total Investments in Securities	171,069,955		862,374,641	+		4,135,174		1,037,579,770
Other Financial Instruments* :
Assets:
Futures	– 0	–	289,141			– 0	–	289,141
Forward Currency Exchange Contracts	– 0	–	4,297,588			– 0	–	4,297,588
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,087,685)			– 0	–	(5,087,685)

Total++	$171,069,955		$861,873,685			$4,135,174		$1,037,078,814

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Rights^			Total
Balance as of 8/31/13	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		123,831			– 0	–		123,831
Purchases		4,011,343			– 0	–		4,011,343
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/13		$4,135,174		$	– 0	–		$4,135,174

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13		$123,831		$	– 0	–		$123,831

^	The security which had zero market value at year end is no longer held by the Portfolio.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 27.0%
Capital Markets - 3.3%
UBS AG (a)	1,699,793	$32,327,359

Commercial Banks - 2.1%
HDFC Bank Ltd.	691,340	7,286,208
Sberbank of Russia (Sponsored ADR)	1,053,844	13,130,896

		20,417,104

Consumer Finance - 1.2%
Muthoot Finance Ltd.	2,051,429	3,576,139
Shriram Transport Finance Co., Ltd.	924,410	8,729,372

		12,305,511

Diversified Financial Services - 1.2%
IG Group Holdings PLC	1,282,380	12,257,718

Insurance - 10.7%
Admiral Group PLC	1,240,491	25,200,373
AIA Group Ltd.	4,427,400	22,414,124
BB Seguridade Participacoes SA	1,144,700	12,455,984
Lancashire Holdings Ltd.	1,428,462	18,406,961
Prudential PLC	1,336,830	28,510,634

		106,988,076

Real Estate Investment Trusts (REITs) - 0.6%
GLP J-Reit (b)	5,837	5,832,833

Real Estate Management & Development - 5.9%
Daito Trust Construction Co., Ltd.	113,400	10,771,689
Global Logistic Properties Ltd.	9,412,000	22,090,977
Hang Lung Properties Ltd.	5,184,000	17,356,938
Mitsubishi Estate Co., Ltd.	304,000	8,449,121

		58,668,725

Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp.	1,518,720	20,047,064

		268,844,390

Consumer Discretionary - 20.1%
Auto Components - 0.2%
Nokian Renkaat Oyj	32,968	1,629,360

Automobiles - 5.2%
Hyundai Motor Co. (Preference Shares)	56,056	6,513,164
Nissan Motor Co., Ltd.	986,500	8,992,616
Toyota Motor Corp.	578,500	36,127,117

		51,632,897

Diversified Consumer Services - 3.2%
Estacio Participacoes SA	1,914,400	16,410,900
Kroton Educacional SA	888,200	15,049,078

		31,459,978

Hotels, Restaurants & Leisure - 4.1%
Ajisen China Holdings Ltd. (b)	5,982,800	6,067,929

Company	Shares	U.S. $ Value
Galaxy Entertainment Group Ltd. (a)	650,000	$5,090,775
Melco International Development Ltd. (b)	825,000	2,905,148
Merlin Entertainments PLC (a) (c)	967,615	5,565,328
Sodexo	216,566	21,750,039

		41,379,219

Media - 0.5%
Naspers Ltd. - Class N	54,270	5,170,464

Specialty Retail - 3.1%
Belle International Holdings Ltd.	8,615,000	10,582,068
L’Occitane International SA	1,285,750	2,869,428
Sports Direct International PLC (a)	1,320,701	15,933,735
Zhongsheng Group Holdings Ltd. (b)	1,343,000	1,815,956

		31,201,187

Textiles, Apparel & Luxury Goods - 3.8%
Cie Financiere Richemont SA	126,400	12,807,626
Hugo Boss AG	21,620	2,899,909
Li & Fung Ltd.	13,270,000	18,056,717
LVMH Moet Hennessy Louis Vuitton SA (b)	11,850	2,230,290
Samsonite International SA	776,900	2,316,119

		38,310,661

		200,783,766

Consumer Staples - 18.1%
Beverages - 3.6%
Anheuser-Busch InBev NV	75,250	7,670,884
Diageo PLC	630,640	20,091,006
SABMiller PLC (London)	153,380	7,900,213

		35,662,103

Food & Staples Retailing - 3.5%
Jeronimo Martins SGPS SA	609,598	12,572,633
Olam International Ltd.	16,587,370	20,346,610
Tsuruha Holdings, Inc.	25,700	2,367,543

		35,286,786

Household Products - 3.3%
Henkel AG & Co. KGaA	231,983	22,928,830
LG Household & Health Care Ltd.	20,120	10,340,161

		33,268,991

Tobacco - 7.7%
British American Tobacco PLC	721,039	38,359,409
Japan Tobacco, Inc.	1,119,600	37,865,535

		76,224,944

		180,442,824

Industrials - 16.0%
Aerospace & Defense - 0.2%
Zodiac Aerospace	10,310	1,747,712

Commercial Services & Supplies - 2.9%
Babcock International Group PLC	701,590	15,023,595

Company	Shares	U.S. $ Value
Edenred	396,034	$14,278,643

		29,302,238

Machinery - 1.1%
Komatsu Ltd.	518,200	10,807,930

Professional Services - 11.0%
Bureau Veritas SA	799,928	23,734,363
Capita PLC	2,099,300	34,220,285
Intertek Group PLC	798,259	39,625,144
SGS SA	5,479	12,330,616

		109,910,408

Road & Rail - 0.8%
Globaltrans Investment PLC (Sponsored GDR) (c)	504,251	7,639,403

		159,407,691

Information Technology - 7.1%
Internet Software & Services - 2.1%
Baidu, Inc. (Sponsored ADR) (a)	47,723	7,949,220
Telecity Group PLC	1,104,907	12,679,790

		20,629,010

IT Services - 0.5%
HCL Technologies Ltd.	140,730	2,432,983
Tata Consultancy Services Ltd.	77,360	2,481,351

		4,914,334

Semiconductors & Semiconductor Equipment - 4.3%
Samsung Electronics Co., Ltd. (Preference Shares)	42,567	40,328,116
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	2,985,965

		43,314,081

Software - 0.2%
Dassault Systemes	20,950	2,404,597

		71,262,022

Materials - 4.0%
Chemicals - 2.0%
Essentra PLC	1,508,130	20,218,835

Construction Materials - 0.2%
Grasim Industries Ltd. (GDR) (c)	47,846	2,027,065

Metals & Mining - 1.8%
BHP Billiton PLC	575,860	17,470,205

		39,716,105

Energy - 3.1%
Energy Equipment & Services - 0.8%
Technip SA	82,300	8,239,361

Oil, Gas & Consumable Fuels - 2.3%
BG Group PLC	881,441	17,977,909

Company	Shares	U.S. $ Value
Petroleo Brasileiro SA (Sponsored ADR)	283,190	$4,683,963

		22,661,872

		30,901,233

Utilities - 1.9%
Independent Power Producers & Energy Traders - 1.9%
APR Energy PLC	1,138,351	19,278,773

Health Care - 1.8%
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE	44,162	11,308,388

Pharmaceuticals - 0.7%
Lupin Ltd.	13,268	181,332
Sun Pharmaceutical Industries Ltd.	671,657	6,142,301

		6,323,633

		17,632,021

Total Common Stocks (cost $856,406,595)		988,268,825

WARRANTS - 0.3%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	1,241,384	1,994,780

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	2,702,057	662,004

Total Warrants (cost $2,035,981)		2,656,784

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Olam International Ltd. 6.75%, 1/29/18 (c) (cost $638,896)	U.S.$ 668	631,841

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $4,638,214)	4,638,214	4,638,214

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $863,719,686)		996,195,664

	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $5,619,711)	5,619,711	$5,619,711

Total Investments - 100.5% (cost $869,339,397) (e)		1,001,815,375
Other assets less liabilities - (0.5)%		(4,730,516)

Net Assets - 100.0%		$997,084,859

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	13,027	USD	17,272	12/17/13	$(428,990)
Barclays Bank PLC Wholesale	GBP	6,455	USD	10,272	12/17/13	(289,491)
Barclays Bank PLC Wholesale	USD	5,187	CHF	4,720	3/18/14	24,966
BNP Paribas SA	GBP	6,811	USD	10,999	12/17/13	(144,561)
BNP Paribas SA	USD	5,737	AUD	6,213	12/17/13	(86,982)
BNP Paribas SA	USD	5,023	JPY	488,441	12/17/13	(254,718)
Citibank, NA	HKD	351,219	USD	45,298	12/17/13	(6,844)
Credit Suisse International	USD	5,100	CHF	4,640	12/17/13	20,187
Credit Suisse International	USD	21,254	SEK	139,715	12/17/13	39,613
Deutsche Bank AG London	USD	12,093	GBP	7,588	12/17/13	321,743
Goldman Sachs Capital Markets LP	GBP	10,184	USD	16,322	12/17/13	(340,066)
Goldman Sachs Capital Markets LP	JPY	6,440,970	USD	64,153	12/17/13	1,272,835
Morgan Stanley & Co., Inc.	USD	9,512	EUR	7,119	12/17/13	161,686
Royal Bank of Canada	USD	69,875	CAD	72,447	12/17/13	(1,717,748)
Royal Bank of Scotland PLC	GBP	41,213	USD	64,640	12/17/13	(2,790,187)
Royal Bank of Scotland PLC	JPY	1,433,755	USD	14,463	12/17/13	465,439
Standard Chartered Bank	HKD	52,776	USD	6,808	12/17/13	(210)
Standard Chartered Bank	USD	18,242	SGD	23,127	12/17/13	188,244
State Street Bank & Trust Co.	USD	15,294	CHF	14,285	12/17/13	467,916
State Street Bank & Trust Co.	USD	4,916	EUR	3,635	12/17/13	23,380
State Street Bank & Trust Co.	USD	6,198	NOK	36,863	12/17/13	(184,543)
UBS AG	USD	3,074	EUR	2,273	12/17/13	14,990
UBS AG	GBP	6,554	USD	10,422	3/18/14	(293,975)

						$(3,537,316)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $15,863,637 or 1.6% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $175,936,843 and gross unrealized depreciation of investments was $(43,460,865), resulting in net unrealized appreciation of $132,475,978.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

November 30, 2013 (unaudited)

35.0%	United Kingdom
12.2%	Japan
8.6%	France
7.9%	Hong Kong
5.8%	Switzerland
5.7%	South Korea
5.3%	India
4.9%	Brazil
4.4%	Singapore
2.6%	Germany
1.6%	China
1.3%	Russia
1.2%	Portugal
3.0%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Cyprus, Finland, Luxembourg, South Africa, Sri Lanka, and Taiwan.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$43,993,841		$224,850,549	$	– 0	–	$268,844,390
Consumer Discretionary	37,025,306		163,758,460		– 0	–	200,783,766
Consumer Staples	– 0	–	180,442,824		– 0	–	180,442,824
Industrials	7,639,403		151,768,288		– 0	–	159,407,691
Information Technology	10,353,817		60,908,205		– 0	–	71,262,022
Materials	– 0	–	39,716,105		– 0	–	39,716,105
Energy	4,683,963		26,217,270		– 0	–	30,901,233
Utilities	19,278,773		– 0 –		– 0	–	19,278,773
Health Care	11,308,388		6,323,633		– 0	–	17,632,021
Warrants	662,004		– 0 –		1,994,780		2,656,784

Investments in Securities:	Level 1		Level 2		Level 3		Total
Corporates - Non-Investment Grades	– 0	–	– 0	–	631,841		631,841
Short-Term Investments	4,638,214		– 0	–	–0	–	4,638,214
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,619,711		– 0	–	–0	–	5,619,711

Total Investments in Securities	145,203,420		853,985,334+		2,626,621		1,001,815,375
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	3,000,999		–0	–	3,000,999
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,538,315)		–0	–	(6,538,315)

Total(a)(b)	$145,203,420		$850,448,018		$2,626,621		$998,278,059

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $17,707,203 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.
(b)	An amount of $29,324,069 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades		Total
Balance as of 8/31/13	$2,284,161		$1,969,581		$4,253,742
Accrued discounts/(premiums)	– 0	–	3,209		3,209
Realized gain (loss)	(14,437)		(7,692)		(22,129)
Change in unrealized appreciation/depreciation	(4,769)		19,771		15,002
Purchases	– 0	–	– 0	–	– 0	–
Sales	(270,175)		(1,353,028)		(1,623,203)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/13	$1,994,780		$631,841		$2,626,621

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(4,769)		$19,771		$15,002

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 28.8%
Capital Markets - 1.4%
E*Trade Financial Corp. (a)	257,450	$4,613,504

Commercial Banks - 10.3%
Associated Banc-Corp	187,180	3,226,983
CapitalSource, Inc.	302,350	4,251,041
Comerica, Inc.	99,390	4,507,337
First Niagara Financial Group, Inc.	434,388	4,839,082
Huntington Bancshares, Inc./OH	537,730	4,936,362
Popular, Inc. (a)	134,997	3,858,214
Susquehanna Bancshares, Inc.	170,793	2,150,284
Webster Financial Corp.	95,390	2,812,097
Zions Bancorporation	155,410	4,558,175

		35,139,575

Insurance - 8.6%
American Financial Group, Inc./OH	76,410	4,405,801
Aspen Insurance Holdings Ltd.	122,010	4,931,644
Genworth Financial, Inc.-Class A (a)	336,110	5,078,622
PartnerRe Ltd.	32,020	3,294,858
Reinsurance Group of America, Inc.-Class A	43,240	3,242,135
Unum Group	118,170	3,966,967
Validus Holdings Ltd.	104,960	4,203,648

		29,123,675

Real Estate Investment Trusts (REITs) - 8.4%
BioMed Realty Trust, Inc.	132,630	2,464,265
Camden Property Trust (none)	43,470	2,517,782
DDR Corp.	123,020	1,967,090
DiamondRock Hospitality Co.	337,000	3,851,910
LTC Properties, Inc.	95,170	3,664,997
Medical Properties Trust, Inc.	252,960	3,341,602
Mid-America Apartment Communities, Inc.	53,960	3,250,550
Parkway Properties, Inc./MD	211,840	3,874,554
RLJ Lodging Trust	52,970	1,278,696
STAG Industrial, Inc.	100,730	2,183,826

		28,395,272

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	23,090	501,977

		97,774,003

Consumer Discretionary - 18.9%
Auto Components - 5.4%
Dana Holding Corp.	194,330	3,941,012
Lear Corp.	62,340	5,168,610
Tenneco, Inc. (a)	82,120	4,713,688
TRW Automotive Holdings Corp. (a)	57,760	4,482,176

		18,305,486

Automobiles - 1.2%
Thor Industries, Inc.	75,840	4,100,669

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.8%
DineEquity, Inc.	34,660	$2,915,946

Household Durables - 3.5%
Meritage Homes Corp. (a)	86,540	3,771,413
NVR, Inc. (a)	3,426	3,323,152
PulteGroup, Inc.	256,220	4,806,687

		11,901,252

Media - 2.7%
Gannett Co., Inc.	162,490	4,396,979
Regal Entertainment Group-Class A	238,010	4,636,435

		9,033,414

Specialty Retail - 4.3%
Children’s Place Retail Stores, Inc. (The) (a)	75,340	4,143,700
GameStop Corp.-Class A	45,670	2,203,577
Men’s Wearhouse, Inc. (The)	82,250	4,204,620
Office Depot, Inc. (a)	749,120	4,075,213

		14,627,110

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. (The)	237,310	3,331,832

		64,215,709

Information Technology - 16.2%
Communications Equipment - 1.1%
Harris Corp.	58,860	3,797,059

Electronic Equipment, Instruments & Components - 8.2%
Anixter International, Inc. (a)	32,450	2,868,580
Arrow Electronics, Inc. (a)	90,520	4,647,297
Avnet, Inc.	116,460	4,646,754
Flextronics International Ltd. (a)	207,330	1,571,561
Insight Enterprises, Inc. (a)	129,763	3,123,396
Jabil Circuit, Inc. (none)	161,320	3,269,956
TTM Technologies, Inc. (a)	306,588	2,973,904
Vishay Intertechnology, Inc. (a)	363,600	4,701,348

		27,802,796

IT Services - 2.3%
Amdocs Ltd.	113,030	4,573,193
Convergys Corp.	150,640	3,091,133

		7,664,326

Semiconductors & Semiconductor Equipment - 3.8%
Entegris, Inc. (a)	333,980	3,667,100
Lam Research Corp. (a)	78,940	4,113,564
Micron Technology, Inc. (a)	138,350	2,919,185
MKS Instruments, Inc.	77,304	2,301,340

		13,001,189

Software - 0.8%
Electronic Arts, Inc. (none) (a)	126,630	2,808,653

		55,074,023

Company	Shares	U.S. $ Value
Materials - 8.6%
Chemicals - 2.7%
Chemtura Corp. (a)	165,680	$4,373,952
Huntsman Corp.	205,650	4,715,554

		9,089,506

Containers & Packaging - 2.4%
Avery Dennison Corp.	76,810	3,756,009
Graphic Packaging Holding Co. (a)	495,670	4,451,117

		8,207,126

Metals & Mining - 3.5%
Commercial Metals Co.	227,380	4,415,720
Reliance Steel & Aluminum Co.	46,700	3,433,851
Steel Dynamics, Inc.	233,970	4,262,933

		12,112,504

		29,409,136

Industrials - 8.5%
Commercial Services & Supplies - 0.9%
Steelcase, Inc.-Class A	181,510	2,964,058

Construction & Engineering - 2.3%
Granite Construction, Inc.	114,410	3,575,313
Tutor Perini Corp. (a)	173,560	4,250,484

		7,825,797

Electrical Equipment - 0.9%
General Cable Corp.	107,230	3,124,682

Machinery - 1.7%
Kennametal, Inc.	20,867	990,765
Terex Corp. (a)	127,820	4,642,423

		5,633,188

Road & Rail - 2.0%
Con-way, Inc.	98,910	4,093,885
Ryder System, Inc.	39,670	2,770,553

		6,864,438

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	127,700	2,390,544

		28,802,707

Energy - 5.8%
Energy Equipment & Services - 1.2%
Bristow Group, Inc.	23,009	1,845,322
Helix Energy Solutions Group, Inc. (a)	104,680	2,324,943

		4,170,265

Oil, Gas & Consumable Fuels - 4.6%
Bill Barrett Corp. (a)(b)	142,770	3,839,085
Cimarex Energy Co.	38,990	3,687,674

Company	Shares	U.S. $ Value
Stone Energy Corp. (a)	102,130	$3,378,461
Western Refining, Inc.	117,790	4,602,055

		15,507,275

		19,677,540

Utilities - 5.5%
Electric Utilities - 2.0%
NV Energy, Inc.	119,860	2,834,689
PNM Resources, Inc.	174,190	4,053,401

		6,888,090

Gas Utilities - 3.5%
Atmos Energy Corp.	96,940	4,308,983
Southwest Gas Corp.	62,230	3,301,924
UGI Corp.	102,370	4,121,416

		11,732,323

		18,620,413

Health Care - 3.5%
Health Care Providers & Services - 3.5%
Health Net, Inc./CA (a)	135,700	4,145,635
LifePoint Hospitals, Inc. (a)	83,918	4,299,119
Molina Healthcare, Inc. (a)	21,400	719,040
Universal Health Services, Inc.-Class B	31,510	2,597,369

		11,761,163

Consumer Staples - 1.2%
Food Products - 1.2%
Dean Foods Co. (a)	221,405	3,980,862

Total Common Stocks (cost $244,445,341)		329,315,556

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $10,178,546)	10,178,546	10,178,546

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $254,623,887)		339,494,102

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $34,692)	34,692	34,692

U.S. $ Value
Total Investments – 100.0% (cost $254,658,579) (d)	$339,528,794
Other assets less liabilities – 0.0%	153,435

Net Assets – 100.0%	$339,682,229

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,915,269 and gross unrealized depreciation of investments was $(2,045,054), resulting in net unrealized appreciation of $84,870,215.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$329,315,556		$	– 0	–	$	– 0	–	$329,315,556
Short-Term Investments	10,178,546			– 0	–		– 0	–	10,178,546
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	34,692			– 0	–		– 0	–	34,692

Total Investments in Securities	339,528,794			– 0	–		– 0	–	339,528,794
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$339,528,794		$	– 0	–	$	– 0	–	$339,528,794

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Industrials - 23.8%
Aerospace & Defense - 3.0%
Hexcel Corp. (a)	140,686	$6,180,336
TransDigm Group, Inc.	24,411	3,820,810

		10,001,146

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	82,570	3,586,841

Electrical Equipment - 1.3%
AMETEK, Inc.	87,286	4,296,217

Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	63,680	4,681,117

Machinery - 9.3%
Actuant Corp. - Class A	111,442	4,355,153
Chart Industries, Inc. (a)	40,112	3,902,898
IDEX Corp.	78,125	5,572,656
Joy Global, Inc. (b)	54,100	3,059,896
Lincoln Electric Holdings, Inc.	67,770	4,844,200
Middleby Corp. (The) (a)	19,860	4,385,882
Valmont Industries, Inc.	35,632	5,156,307

		31,276,992

Marine - 1.8%
Kirby Corp. (a)	62,798	5,931,271

Professional Services - 2.7%
Robert Half International, Inc.	109,040	4,212,215
WageWorks, Inc. (a)	85,220	4,883,106

		9,095,321

Road & Rail - 1.4%
Genesee & Wyoming, Inc. - Class A (a)	48,903	4,704,468

Trading Companies & Distributors - 1.8%
United Rentals, Inc. (a)	85,912	5,904,732

		79,478,105

Information Technology - 20.6%
Communications Equipment - 1.2%
Ciena Corp. (a)	178,809	3,971,348

Internet Software & Services - 5.2%
CoStar Group, Inc. (a)	33,927	6,318,564
Criteo SA (Sponsored ADR) (a)	39,139	1,412,918
Pandora Media, Inc. (a)	155,110	4,405,124
Yelp, Inc. (a)	54,329	3,297,227
Zillow, Inc. (a)(b)	25,790	2,027,610

		17,461,443

IT Services - 1.0%
MAXIMUS, Inc.	72,300	3,289,650

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.7%
Cavium, Inc. (a)	79,970	$2,894,914
Teradyne, Inc. (a)	161,730	2,754,262

		5,649,176

Software - 11.5%
ANSYS, Inc. (a)	47,500	4,069,325
Aspen Technology, Inc. (a)	82,166	3,248,022
Concur Technologies, Inc. (a)	43,780	4,250,600
FireEye, Inc. (a)	31,565	1,211,149
Guidewire Software, Inc. (a)	95,536	4,559,933
Infoblox, Inc. (a)	96,665	3,072,014
Informatica Corp. (a)	59,460	2,307,643
NetSuite, Inc. (a)	22,580	2,169,486
ServiceNow, Inc. (a)	89,503	4,753,504
Tableau Software, Inc. - Class A (a)	68,129	4,465,175
Ultimate Software Group, Inc. (The) (a)	28,879	4,525,051

		38,631,902

		69,003,519

Consumer Discretionary - 19.8%
Distributors - 2.1%
LKQ Corp. (a)	208,338	6,906,404

Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	104,050	4,738,437

Hotels, Restaurants & Leisure - 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	128,027	4,365,721

Internet & Catalog Retail - 2.6%
HomeAway, Inc. (a)	120,260	4,389,490
Shutterfly, Inc. (a)	89,712	4,237,098

		8,626,588

Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	18,130	2,419,811

Media - 1.0%
National CineMedia, Inc.	175,360	3,270,464

Specialty Retail - 9.4%
Cabela’s, Inc. (a)	62,170	3,807,913
CarMax, Inc. (a)	72,757	3,663,315
Dick’s Sporting Goods, Inc.	82,760	4,677,595
Five Below, Inc. (a)	86,694	4,608,653
Lumber Liquidators Holdings, Inc. (a)	45,700	4,601,533
Restoration Hardware Holdings, Inc. (a)	68,697	5,186,623
Tractor Supply Co.	68,070	4,983,405

		31,529,037

Textiles, Apparel & Luxury Goods - 1.3%
Under Armour, Inc. - Class A (a)	56,080	4,525,656

		66,382,118

Company	Shares	U.S. $ Value
Health Care - 16.9%
Biotechnology - 4.8%
Aegerion Pharmaceuticals, Inc. (a)	15,410	$1,093,031
BioMarin Pharmaceutical, Inc. (a)	47,036	3,310,394
Cubist Pharmaceuticals, Inc. (a)	48,916	3,351,235
Isis Pharmaceuticals, Inc. (a)	19,912	771,789
NPS Pharmaceuticals, Inc. (a)	60,846	1,606,943
Pharmacyclics, Inc. (a)	23,030	2,867,696
Quintiles Transnational Holdings, Inc. (a)	68,475	2,957,435

		15,958,523

Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	63,780	3,484,939
HeartWare International, Inc. (a)	37,848	3,648,547
Sirona Dental Systems, Inc. (a)	46,426	3,193,181

		10,326,667

Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)	112,709	5,207,156
Envision Healthcare Holdings, Inc. (a)	88,066	2,608,515
Mednax, Inc. (a)	38,077	4,218,931
Premier, Inc. - Class A (a)	51,398	1,691,508
WellCare Health Plans, Inc. (a)	36,970	2,746,871

		16,472,981

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	99,957	3,812,360

Pharmaceuticals - 3.0%
Akorn, Inc. (a)	154,737	3,984,478
Jazz Pharmaceuticals PLC (a)	50,070	5,854,184

		9,838,662

		56,409,193

Financials - 8.1%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	19,097	3,824,174
Lazard Ltd. - Class A	107,073	4,468,157
Stifel Financial Corp. (a)	79,051	3,539,113

		11,831,444

Commercial Banks - 4.6%
First Republic Bank/CA	76,426	3,905,369
Iberiabank Corp.	54,662	3,427,307
Signature Bank/New York NY (a)	37,250	3,957,812
SVB Financial Group (a)	40,230	4,072,885

		15,363,373

		27,194,817

Company	Shares	U.S. $ Value
Energy - 5.7%
Energy Equipment & Services - 3.0%
FMC Technologies, Inc. (a)	47,198	$2,270,224
Oceaneering International, Inc.	55,526	4,286,052
Oil States International, Inc. (a)	25,061	2,564,994
Superior Energy Services, Inc. (a)	35,736	910,553

		10,031,823

Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (a)	24,323	2,527,889
Oasis Petroleum, Inc. (a)	75,590	3,486,967
SM Energy Co.	35,173	3,100,148

		9,115,004

		19,146,827

Consumer Staples - 1.7%
Food & Staples Retailing - 0.8%
Sprouts Farmers Market, Inc. (a)	72,720	2,751,725

Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)(b)	42,576	2,868,771

		5,620,496

Materials - 1.6%
Chemicals - 1.6%
PolyOne Corp.	164,076	5,325,907

Total Common Stocks (cost $213,517,712)		328,560,982

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $6,323,437)	6,323,437	6,323,437

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $219,841,149)		334,884,419

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $7,301,178)	7,301,178	7,301,178

Total Investments - 102.3% (cost $227,142,327) (d)		342,185,597
Other assets less liabilities - (2.3)%		(7,670,897)

Net Assets - 100.0%		$334,514,700

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,084,066 and gross unrealized depreciation of investments was $(2,040,796), resulting in net unrealized appreciation of $115,043,270.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$328,560,982		$	– 0	–	$	– 0	–	$328,560,982
Short-Term Investments	6,323,437			– 0	–		– 0	–	6,323,437
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,301,178			– 0	–		– 0	–	7,301,178

Total Investments in Securities	342,185,597			– 0	–		– 0	–	342,185,597
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$342,185,597		$	– 0	–	$	– 0	–	$342,185,597

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 26.9%
Australia - 1.0%
Australia Government Bond
Series 134
4.75%, 10/21/15	AUD	9,880	$9,328,901

United States - 25.9%
U.S. Treasury Notes
0.125%, 4/30/15	U.S.$	115,406	115,284,247
0.25%, 9/30/14-5/31/15		113,369	113,454,712
0.75%, 10/31/17		2,070	2,053,181
1.375%, 6/30/18		17,685	17,805,205

			248,597,345

Total Governments - Treasuries (cost $257,880,192)			257,926,246

COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3%
Non-Agency Fixed Rate CMBS - 16.9%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		3,104	3,409,188
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.97%, 3/15/49		718	788,182
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)		6,203	6,387,085
Series 2012-CR3, Class A1
0.666%, 10/15/45		3,011	2,995,336
Series 2012-CR4, Class A1
0.704%, 10/15/45		3,170	3,150,293
Series 2012-CR5, Class A1
0.673%, 12/10/45		2,397	2,378,626
Series 2013-CR12, Class A2
2.904%, 10/10/46		5,000	5,171,123
Series 2013-CR6, Class A1
0.719%, 3/10/46		4,099	4,079,078
Series 2013-CR9, Class A2
3.055%, 7/10/45		3,046	3,176,920
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,947	1,932,497
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44		5,305	5,597,374
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		3,577	3,557,472
Series 2013-GC10, Class A1
0.696%, 2/10/46		2,341	2,324,343
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		2,239	2,244,178
Series 2013-GC14, Class A1
1.217%, 8/10/46		2,359	2,362,645

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47	U.S.$	1,122	$1,115,678
Series 2013-C16, Class A2
3.07%, 12/15/46		4,682	4,850,387
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		3,234	3,289,188
Series 2007-CB18, Class A1A
5.431%, 6/12/47		4,839	5,345,369
Series 2007-CB20, Class A1A
5.746%, 2/12/51		4,198	4,745,499
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		4,808	5,342,262
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)		4,228	4,378,332
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,573	1,614,910
Series 2011-C3, Class A1
1.875%, 2/15/46 (a)		2,330	2,340,110
Series 2011-C4, Class A1
1.525%, 7/15/46 (a)		483	483,319
Series 2012-CBX, Class A1
0.958%, 6/15/45		3,151	3,153,437
Series 2013-C10, Class A1
0.73%, 12/15/47		2,159	2,144,439
Series 2013-LC11, Class A2
1.855%, 4/15/46		4,895	4,877,863
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45		4,140	4,140,508
Series 2013-C15, Class A2
2.977%, 11/15/45		4,720	4,886,374
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,524	1,531,112
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,596	1,759,657
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		5,967	6,547,490
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		3,893	3,876,975
Series 2013-C8, Class A1
0.777%, 12/15/48		3,925	3,904,616
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.814%, 6/11/42		3,616	4,094,615
Series 2011-C1, Class A1
2.602%, 9/15/47 (a)		3,406	3,463,282
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		2,703	2,688,436
Series 2013-C5, Class A1
0.779%, 3/10/46		4,104	4,085,584

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.904%, 5/15/43	U.S.$	4,095	$4,508,622
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		3,898	3,882,478
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)		1,412	1,431,718
Series 2012-C10, Class A1
0.734%, 12/15/45		4,642	4,627,759
Series 2012-C9, Class A1
0.673%, 11/15/45		3,859	3,842,099
Series 2013-C11, Class A1
0.799%, 3/15/45		2,028	2,020,453
Series 2013-C12, Class A1
0.735%, 3/15/48		2,822	2,800,402
Series 2013-C17, Class A2
2.921%, 12/15/46		4,790	4,944,789

			162,272,102

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.468%, 6/15/22 (a)(b)		2,636	2,476,825
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.638%, 10/15/21 (a)(b)		4,900	4,852,391
Series 2007-TFLA, Class A2
0.288%, 2/15/22 (a)(b)		1,977	1,961,465

			9,290,681

Agency CMBS - 0.4%
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		3,548	3,580,948

Total Commercial Mortgage-Backed Securities (cost $176,547,112)			175,143,731

CORPORATES - INVESTMENT GRADES - 17.2%
Financial Institutions - 9.4%
Banking - 7.0%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		3,145	3,353,513
American Express Credit Corp.
1.30%, 7/29/16		3,340	3,371,226
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		3,300	3,307,920
Bank of America Corp.
1.25%, 1/11/16		3,220	3,234,541
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		3,330	3,320,349

	Principal Amount (000)		U.S. $ Value
BB&T Corp.
2.05%, 6/19/18	U.S.$	3,350	$3,358,908
Capital One Bank USA NA
1.15%, 11/21/16		3,355	3,353,027
Citigroup, Inc.
1.25%, 1/15/16		3,335	3,350,141
Fifth Third Bancorp
3.625%, 1/25/16		3,175	3,347,507
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		3,080	3,248,553
Huntington National Bank (The)
1.30%, 11/20/16		3,355	3,360,810
ING Bank NV
1.375%, 3/07/16 (a)		3,310	3,316,554
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		3,290	3,303,167
KeyBank NA/Cleveland OH
1.65%, 2/01/18		1,847	1,835,395
Manufacturers & Traders Trust Co.
1.45%, 3/07/18		3,315	3,253,933
Morgan Stanley
1.75%, 2/25/16		1,988	2,016,657
PNC Funding Corp.
2.70%, 9/19/16		3,130	3,268,202
Royal Bank of Canada
0.85%, 3/08/16		3,335	3,325,155
Royal Bank of Scotland Group PLC
2.55%, 9/18/15		3,280	3,360,032
UnionBanCal Corp.
5.25%, 12/16/13		3,867	3,873,280
US Bancorp / MN
0.728%, 11/15/18 (b)		3,355	3,358,278

			67,517,148

Finance - 0.5%
General Electric Capital Corp.
0.959%, 4/02/18 (b)		4,740	4,762,292

Insurance - 1.9%
American International Group, Inc.
3.00%, 3/20/15		3,225	3,320,886
Berkshire Hathaway, Inc.
1.55%, 2/09/18		3,315	3,305,990
MetLife Institutional Funding II
0.613%, 1/06/15 (a)(b)		4,500	4,512,060
New York Life Global Funding
0.80%, 2/12/16 (a)		3,315	3,314,261
Prudential Financial, Inc.
4.75%, 9/17/15		3,075	3,290,597

			17,743,794

			90,023,234

	Principal Amount (000)		U.S. $ Value
Industrial - 7.5%
Basic - 0.4%
Monsanto Co.
0.438%, 11/07/16 (b)	U.S.$	3,355	$3,357,942

Capital Goods - 0.8%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		4,990	5,015,638
Eaton Corp.
0.584%, 6/16/14 (b)		2,469	2,472,689

			7,488,327

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.781%, 4/15/16 (a)(b)		3,795	3,816,218

Communications - Telecommunications - 1.4%
AT&T, Inc.
0.90%, 2/12/16		2,365	2,361,303
1.40%, 12/01/17		3,320	3,269,407
Verizon Communications, Inc.
1.25%, 11/03/14		1,685	1,695,828
1.95%, 3/28/14		3,130	3,144,342
Vodafone Group PLC
1.25%, 9/26/17		3,310	3,256,765

			13,727,645

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		4,430	4,449,085
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		3,350	3,356,100

			7,805,185

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
0.60%, 4/11/16		2,375	2,379,313

Consumer Non-Cyclical - 2.7%
AbbVie, Inc.
1.75%, 11/06/17		3,280	3,305,190
Allergan, Inc./United States
1.35%, 3/15/18		1,540	1,515,485
Eli Lilly & Co.
4.20%, 3/06/14		2,845	2,873,026
Gilead Sciences, Inc.
3.05%, 12/01/16		3,085	3,259,484
McKesson Corp.
0.95%, 12/04/15		1,298	1,298,810
Merck & Co., Inc.
1.30%, 5/18/18		4,805	4,719,332
Novartis Capital Corp.
4.125%, 2/10/14		2,855	2,874,414
PepsiCo, Inc.
0.70%, 2/26/16		3,315	3,311,907
Sanofi
1.625%, 3/28/14		2,445	2,455,269

			25,612,917

	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
BP Capital Markets PLC
0.70%, 11/06/15	U.S.$	3,290	$3,302,670
Chevron Corp.
1.104%, 12/05/17		3,305	3,276,319
ConocoPhillips
4.75%, 2/01/14		723	728,012

			7,307,001

			71,494,548

Utility - 0.3%
Natural Gas - 0.3%
TransCanada PipeLines Ltd.
0.75%, 1/15/16		3,290	3,287,092

Total Corporates - Investment Grades (cost $164,658,398)			164,804,874

ASSET-BACKED SECURITIES - 16.0%
Autos - Fixed Rate - 8.5%
Ally Auto Receivables Trust
Series 2010-1, Class B
3.29%, 3/15/15 (a)		4,332	4,342,238
Series 2012-A, Class C
2.40%, 11/15/17 (a)		2,415	2,489,024
Series 2013-SN1, Class A3
0.72%, 5/20/16		3,744	3,752,071
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		945	948,041
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16		3,560	3,572,962
Series 2013-1, Class A2
0.49%, 6/08/16		1,491	1,490,332
Series 2013-3, Class A3
0.92%, 4/09/18		3,455	3,456,988
Series 2013-4, Class A3
0.96%, 4/09/18		1,340	1,343,368
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		2,164	2,162,993
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,730	1,744,435
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		4,101	4,219,815
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,650	1,664,843
Series 2012-1, Class C
2.09%, 7/17/17		2,960	3,019,401

	Principal Amount (000)		U.S. $ Value
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16	U.S.$	1,785	$1,784,230
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		3,477	3,488,337
Series 2012-3, Class A2
0.43%, 9/15/15		754	753,845
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,868	1,868,847
Ford Auto Securitization Trust
Series 2013-R1A, Class A1
1.485%, 12/15/14 (a)	CAD	517	486,449
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		2,615	2,461,834
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	1,281	1,281,816
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		5,265	5,274,174
Series 2013-1, Class A1
0.85%, 1/15/18		1,457	1,459,495
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		4,270	4,228,655
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		2,509	2,512,672
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17, TBA (a)		3,924	3,940,677
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,594	1,595,198
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		3,854	3,863,604
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		653	653,396
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		30	29,972
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		738	738,176
Series 2013-4, Class A3
1.11%, 12/15/17		2,655	2,666,528
Series 2013-5, Class A2A
0.64%, 4/17/17		2,002	2,001,936
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		932	932,292

	Principal Amount (000)		U.S. $ Value
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18	U.S.$	2,854	$2,858,507
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		2,852	2,859,116

			81,946,267

Credit Cards - Fixed Rate - 2.7%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		4,975	4,990,987
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,310	3,281,630
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		4,015	4,369,858
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,322	1,327,600
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,621	1,629,724
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		2,715	2,718,000
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		5,170	5,187,888
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,540	1,549,639
Series 2013-A, Class A
1.61%, 12/15/21		950	940,478

			25,995,804

Other ABS - Fixed Rate - 1.7%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		2,328	2,327,639
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1
1.439%, 8/15/16 (a)	CAD	3,360	3,162,204
CNH Equipment Trust
Series 2013-C, Class A2
0.63%, 1/17/17	U.S.$	1,860	1,861,668
Series 2013-D, Class A4
1.37%, 10/15/20		4,975	4,979,413
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		3,997	4,007,028

			16,337,952

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 1.6%
Cabela’s Master Credit Card Trust
Series 2013-2A, Class A2
0.818%, 8/16/21 (a)(b)	U.S.$	3,365	$3,365,000
Chase Issuance Trust
Series 2013-A6, Class A6
0.588%, 7/15/20 (b)		4,632	4,632,641
First National Master Note Trust
Series 2013-2, Class A
0.70%, 10/15/19 (b)		2,006	2,006,000
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.923%, 2/15/17 (a)(b)	EUR	2,140	2,922,850
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.738%, 3/18/14 (a)(b)	U.S.$	2,796	2,796,967

			15,723,458

Autos - Floating Rate - 1.3%
Ally Master Owner Trust
Series 2011-4, Class A1
0.968%, 9/15/16 (b)		1,715	1,720,545
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.568%, 9/15/17 (a)(b)		1,413	1,413,333
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.868%, 2/15/17 (a)(b)		3,025	3,075,158
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.658%, 6/20/17 (b)		3,880	3,889,851
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.718%, 12/10/27 (a)(b)		2,252	2,252,000

			12,350,887

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		695	689,147
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		35	0

			689,147

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust USA
Series 2006-1, Class M1
0.448%, 1/20/36 (b)		681	651,958

Total Asset-Backed Securities (cost $153,571,591)			153,695,473

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 10.4%
Agency ARMs - 10.0%
Federal Home Loan Mortgage Corp.
2.048%, 8/01/42 (e)	U.S.$	5,755	$5,877,890
2.433%, 7/01/42 (e)		9,026	9,213,489
2.749%, 6/01/37 (e)		7,732	8,283,742
Series 2005
2.644%, 5/01/35 (e)		2,433	2,596,681
Federal National Mortgage Association
2.128%, 8/01/42 (e)		6,308	6,443,288
2.233%, 8/01/42 (e)		5,734	5,863,770
2.376%, 6/01/42 (e)		4,214	4,332,891
2.414%, 1/01/36 (e)		1,481	1,565,804
2.437%, 5/01/42 (e)		7,476	7,700,930
2.531%, 6/01/42 (b)		5,515	5,700,518
2.651%, 8/01/42 (e)		8,667	8,907,988
2.673%, 8/01/42 (e)		8,228	8,461,220
2.732%, 6/01/42 (e)		10,333	10,639,234
Series 2003
2.81%, 12/01/33 (e)		640	684,507
Series 2005
2.358%, 2/01/35 (b)		3,282	3,511,368
2.711%, 10/01/35 (e)		2,033	2,170,700
Series 2006
2.762%, 7/01/36 (e)		1,508	1,612,659
Series 2007
1.805%, 1/01/37 (b)		965	1,006,254
Series 2009
2.401%, 7/01/38 (e)		1,348	1,441,828

			96,014,761

Agency Fixed Rate 15-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		2,016	2,184,445
Federal National Mortgage Association
Series 2001
6.00%, 11/01/16		29	30,438
Series 2002
6.00%, 12/01/17		33	35,289
Series 2005
6.00%, 6/01/19-5/01/20		48	50,797
Series 2006
6.00%, 5/01/21-1/01/22		1,253	1,362,190
Series 2007
6.00%, 2/01/22		319	349,299

			4,012,458

Total Mortgage Pass-Throughs (cost $100,239,907)			100,027,219

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Agency Fixed Rate - 1.6%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	U.S.$	5,796	$6,083,325
Series 4016, Class KI
4.00%, 11/15/38 (f)		9,757	1,814,946
Series 4119, Class LI
3.50%, 6/15/39 (f)		8,650	1,659,966
Series 4182, Class DI
3.50%, 5/15/39 (f)		7,788	1,357,618
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		2,561	2,686,753
Series 2011-39, Class DA
3.50%, 7/25/24		2,176	2,253,130

			15,855,738

Non-Agency Floating Rate - 0.9%
Connecticut Avenue Securities Series
Series 2013-C01, Class M1
2.166%, 10/25/23 (b)		2,744	2,761,211
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.60%, 2/25/42 (a)(b)		2,665	2,100,547
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M1
1.618%, 11/25/23 (b)		3,474	3,470,609

			8,332,367

Non-Agency Fixed Rate - 0.4%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		3,744	3,592,009
Merrill Lynch Mortgage Investors Trust
Series 2005-A8, Class A1C1
5.25%, 8/25/36		84	84,348

			3,676,357

Agency Floating Rate - 0.0%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.446%, 10/25/33 (b)		92	87,987

Total Collateralized Mortgage Obligations (cost $28,172,860)			27,952,449

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS)
(cost $18,815,656)		18,373	18,847,987

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV
0.592%, 11/03/14 (a)(b)
(cost $6,455,450)	U.S.$	6,456	$6,471,766

COVERED BONDS - 0.3%
DNB Boligkreditt AS
1.45%, 3/21/18 (a)
(cost $3,328,307)		3,335	3,302,317

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.09% (g) (cost $19,758,755)		19,758,755	19,758,755

Total Investments - 96.8% (cost $929,428,228) (h)			927,930,817
Other assets less liabilities - 3.2% (i)			30,265,074

Net Assets - 100.0%			$958,195,891

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,198	March 2014	$263,872,189	$263,915,657	$43,468
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	492	March 2014	59,469,910	59,493,562	(23,652)
U.S. T-Note 10 Yr (CBT) Futures	334	March 2014	41,850,629	41,875,250	(24,621)

					$(4,805)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	CAD	3,360	USD	3,187	12/05/13	$25,183
BNP Paribas SA	AUD	10,269	USD	9,528	12/19/13	190,077
Deutsche Bank AG London	USD	433	CAD	450	12/05/13	(9,520)
Goldman Sachs Capital Markets LP	CAD	4,032	USD	3,882	12/05/13	87,596
HSBC Bank USA	USD	438	CAD	458	12/05/13	$(7,506)

						$285,830

CROSS CURRENCY SWAPS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(79,953)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $127,574,663 or 13.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2013.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of November 30, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(d)	Fair valued by the Adviser.
(e)	Variable rate coupon, rate shown as of November 30, 2013.
(f)	IO - Interest Only
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,104,720 and gross unrealized depreciation of investments was $(4,602,131) resulting in net unrealized depreciation of $(1,497,411).
(i)	An amount of U.S. $983,150 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$257,926,246		$	– 0	–	$257,926,246
Commercial Mortgage-Backed Securities		– 0	–	167,814,515			7,329,216		175,143,731
Corporates - Investment Grades		– 0	–	164,804,874			– 0	–	164,804,874
Asset-Backed Securities		– 0	–	136,016,416			17,679,057	^	153,695,473
Mortgage Pass-Throughs		– 0	–	100,027,219			– 0	–	100,027,219
Collateralized Mortgage Obligations		– 0	–	15,855,738			12,096,711		27,952,449
Inflation-Linked Securities		– 0	–	18,847,987			– 0	–	18,847,987
Governments - Sovereign Agencies		– 0	–	6,471,766			– 0	–	6,471,766
Covered Bonds		– 0	–	3,302,317			– 0	–	3,302,317
Short-Term Investments		19,758,755		– 0	–		– 0	–	19,758,755

Total Investments in Securities		19,758,755		871,067,078			37,104,984		927,930,817
Other Financial Instruments* :
Assets:
Futures		43,468		– 0	–		– 0	–	43,468
Forward Currency Exchange Contracts		– 0	–	302,856			– 0	–	302,856
Liabilities:
Futures		(48,273)		– 0	–		– 0	–	(48,273)
Forward Currency Exchange Contracts		– 0	–	(17,026)			– 0	–	(17,026)
Cross Currency Swaps		– 0	–	– 0	–		(79,953)		(79,953)

Total+		$19,753,950		$871,352,908			$37,025,031		$928,131,889

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage -Backed Securities		Asset-Backed Securities^		Collateralized Mortgage Obligations
Balance as of 8/31/13	$7,409,086		$14,183,225		$6,166,441
Accrued discounts/(premiums)	(7)		182		(657)
Realized gain (loss)	– 0	–	749		(2,837)
Change in unrealized appreciation/depreciation	29,032		(41,721)		44,694
Purchases	– 0	–	10,518,221		6,250,769
Sales	(108,895)		(1,337,701)		(361,699)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(5,643,898)		– 0	–

Balance as of 11/30/13	$7,329,216		$17,679,057		$12,096,711

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$29,032		$(41,666)		$44,694

	Cross Currency Swaps		Total
Balance as of 8/31/13	$4,096		$27,762,848
Accrued discounts/(premiums)	– 0	–	(482)
Realized gain (loss)	2,743		655
Change in unrealized appreciation/depreciation	(84,049)		(52,044)
Purchases	– 0	–	16,768,990
Sales	– 0	–	(1,808,295)
Settlements	(2,743)		(2,743)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(5,643,898)

Balance as of 11/30/13	$(79,953)		$37,025,031+

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(84,049)		$(51,989)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at November 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/13	Valuation Technique	Unobservable Input	Range/Weighted Average
Commercial Mortgage-Backed Securities	$7,329,216	Third Party Vendor	Evaluated Quotes	$93.98 – $99.03/$97.32
Asset-Backed Securities	$14,516,853	Third Party Vendor	Evaluated Quotes	$95.78 – $100.24/$99.88
	$0.00	Qualitative Assessment		$0.00/N/A
	$3,162,204	Qualitative Assessment	Transaction Price	$94.11/N/A
Collateralized Mortgage Obligations	$12,096,711	Third Party Vendor	Evaluated Quotes	$78.81-$100.62/$95.20
Cross Currency Swaps	$(79,953)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 45.1%
Australia - 4.8%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	24,240	$23,906,628
Series 128
5.75%, 7/15/22		13,959	14,250,366
Series 132
5.50%, 1/21/18		12,775	12,618,376

			50,775,370

Austria - 3.3%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	9,585	14,791,738
3.90%, 7/15/20 (a)		13,130	20,670,826

			35,462,564

Belgium - 4.2%
Belgium Government Bond
Series 65
4.25%, 9/28/22 (a)		12,905	20,447,066
Series 67
3.00%, 9/28/19 (a)		16,764	24,829,271

			45,276,337

Finland - 2.0%
Finland Government Bond
3.375%, 4/15/20 (a)		13,659	20,959,280
France - 1.0%
France Government Bond OAT
3.00%, 4/25/22		6,495	9,589,339
3.25%, 5/25/45 (a)		805	1,072,652

			10,661,991

Germany - 5.4%
Bundesobligation
Series 158
1.75%, 10/09/15		34,670	48,537,237
Bundesrepublik Deutschland
Series 2007
4.25%, 7/04/39		4,903	8,674,851

			57,212,088

Japan - 4.4%
Japan Government Forty Year Bond
Series 5
2.00%, 3/20/52	JPY	202,700	2,119,315
Japan Government Ten Year Bond
Series 301
1.50%, 6/20/19		178,850	1,867,678
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		250,050	2,631,018

	Principal Amount (000)		U.S. $ Value
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY	2,053,350	$22,855,993
Series 143
1.60%, 3/20/33		1,298,300	12,943,156
Series 144
1.50%, 3/20/33		460,050	4,511,211

			46,928,371

Mexico - 0.6%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	90,175	6,951,450

Netherlands - 2.5%
Netherlands Government Bond
1.75%, 7/15/23 (a)	EUR	1,735	2,301,406
4.50%, 7/15/17 (a)		15,612	24,177,691

			26,479,097

New Zealand - 0.4%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	4,727	4,049,662

Poland - 0.5%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	15,640	5,521,249

Sweden - 1.0%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	62,445	10,566,779

United Kingdom - 9.7%
United Kingdom Gilt
1.00%, 9/07/17 (a)	GBP	6,835	11,100,339
1.75%, 1/22/17-9/07/22 (a)		24,250	39,149,480
2.25%, 9/07/23 (a)		11,310	17,688,745
3.75%, 9/07/19 (a)		6,245	11,275,304
4.50%, 12/07/42 (a)		6,993	13,414,097
4.75%, 12/07/30 (a)		5,269	10,216,240

			102,844,205

United States - 5.3%
U.S. Treasury Bonds
4.625%, 2/15/40	U.S.$	12,923	14,935,695
U.S. Treasury Notes
0.25%, 7/31/15		27,345	27,351,399
2.00%, 11/15/21-2/15/23		14,826	14,252,784

			56,539,878

Total Governments - Treasuries (cost $485,830,270)			480,228,321

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES – 28.3%
Financial Institutions – 12.7%
Banking – 8.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	U.S.$	2,655	$2,642,547
Bank of America Corp.
5.875%, 2/07/42		2,896	3,280,308
7.625%, 6/01/19		1,700	2,125,915
Series L
5.65%, 5/01/18		1,130	1,293,558
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,800	2,893,783
BNP Paribas SA
5.00%, 1/15/21	U.S.$	2,966	3,249,615
5.186%, 6/29/15(a)		846	865,035
BPCE SA
5.70%, 10/22/23 (a)		1,947	2,008,292
Citigroup, Inc.
4.45%, 1/10/17		2,760	3,011,190
4.50%, 1/14/22		3,160	3,339,975
8.50%, 5/22/19		790	1,026,677
Compass Bank
5.50%, 4/01/20		4,989	5,097,810
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,486	1,439,057
DNB Bank ASA
4.375%, 2/24/21 (a)	EUR	1,675	2,600,773
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20	U.S.$	920	1,063,043
Series G
7.50%, 2/15/19		2,855	3,517,174
HSBC Holdings PLC
4.00%, 3/30/22		5,990	6,169,053
ING Bank NV
3.75%, 3/07/17 (a)		3,020	3,211,257
JPMorgan Chase & Co.
4.40%, 7/22/20		1,335	1,440,712
4.625%, 5/10/21		857	923,041
Lloyds TSB Bank PLC
4.20%, 3/28/17		3,575	3,880,380
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	713,203
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		647	704,026
Morgan Stanley
Series G
5.45%, 1/09/17		1,615	1,802,786
5.50%, 7/24/20		2,455	2,771,283
Murray Street Investment Trust I
4.647%, 3/09/17		272	295,569
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	3,925,440
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,147,573

	Principal Amount (000)		U.S. $ Value
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)	U.S.$	605	$626,175
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		430	441,410
Societe Generale SA
2.50%, 1/15/14 (a)		1,670	1,673,006
SouthTrust Corp.
5.80%, 6/15/14		3,315	3,412,149
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,214	2,254,516
State Street Corp.
3.70%, 11/20/23		1,060	1,057,282
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		1,377	1,296,688
Svenska Handelsbanken AB
2.875%, 4/04/17		3,000	3,128,400
Turkiye Halk Bankasi AS
3.875%, 2/05/20 (a)		1,624	1,477,840
UBS AG/Stamford CT
7.50%, 7/15/25		2,889	3,521,870
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,470,466

			88,798,877

Brokerage – 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,618,012

Finance – 0.4%
General Electric Capital Corp.
2.30%, 4/27/17		4,200	4,332,405

Insurance – 2.9%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		1,820	2,106,992
American International Group, Inc.
3.375%, 8/15/20		1,050	1,066,882
Coventry Health Care, Inc.
5.95%, 3/15/17		665	755,077
6.125%, 1/15/15		260	275,565
6.30%, 8/15/14		2,060	2,139,716
Five Corners Funding Trust
4.419%, 11/15/23 (a)		1,060	1,065,403
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		685	713,504
5.125%, 4/15/22		600	662,318
5.50%, 3/30/20		922	1,042,977
Humana, Inc.
6.30%, 8/01/18		369	426,988
6.45%, 6/01/16		285	320,554
7.20%, 6/15/18		610	728,114
Lincoln National Corp.
8.75%, 7/01/19		791	1,028,193
Markel Corp.
7.125%, 9/30/19		1,105	1,336,445

	Principal Amount (000)		U.S. $ Value
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	U.S.$	815	$1,173,265
MetLife, Inc.
4.75%, 2/08/21		1,085	1,189,793
7.717%, 2/15/19		1,159	1,461,118
Muenchener Rueckversicherungs AG
Series E
6.25%, 5/26/42 (a)	EUR	1,400	2,266,779
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	2,585	3,636,087
Prudential Financial, Inc.
5.625%, 6/15/43		2,045	2,006,656
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		3,065	3,722,804
XLIT Ltd.
5.25%, 9/15/14		1,920	1,989,888

			31,115,118

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		2,467	2,581,373

REITS - 0.5%
ERP Operating LP
5.25%, 9/15/14		2,600	2,693,680
HCP, Inc.
6.00%, 1/30/17		2,195	2,475,982

			5,169,662

			134,615,447

Industrial - 12.5%
Basic - 1.2%
Air Products & Chemicals, Inc.
2.75%, 2/03/23		2,067	1,929,156
Barrick North America Finance LLC
4.40%, 5/30/21		1,304	1,257,124
Dow Chemical Co/The
8.55%, 5/15/19		1,640	2,122,222
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		1,077	1,074,269
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		2,415	2,232,397
5.75%, 1/30/21 (a)		122	124,440
Glencore Funding LLC
4.125%, 5/30/23 (a)		1,455	1,361,730
Rio Tinto Finance USA PLC
2.875%, 8/21/22		1,465	1,364,097
3.50%, 3/22/22		395	383,575
Samarco Mineracao SA
4.125%, 11/01/22 (a)		475	425,125
5.75%, 10/24/23 (a)		960	943,200

			13,217,335

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
John Deere Capital Corp.
2.80%, 1/27/23	U.S.$	2,870	$2,709,320
Republic Services, Inc.
3.80%, 5/15/18		85	91,114
5.25%, 11/15/21		1,213	1,338,696

			4,139,130

Communications - Media - 2.3%
21st Century Fox America, Inc.
4.50%, 2/15/21		890	958,424
6.55%, 3/15/33		1,383	1,566,209
CBS Corp.
5.75%, 4/15/20		1,410	1,593,355
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,906	2,665,539
Comcast Corp.
4.25%, 1/15/33		965	893,112
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		1,870	1,914,669
4.75%, 10/01/14		1,200	1,240,218
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (b)		681	701,430
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,582	1,687,303
Omnicom Group, Inc.
3.625%, 5/01/22		1,008	981,144
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,894	3,662,285
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,680	3,098,399
WPP Finance 2010
4.75%, 11/21/21		417	437,828
WPP Finance UK
8.00%, 9/15/14		2,616	2,759,791

			24,159,706

Communications - Telecommunications - 1.4%
American Tower Corp.
5.05%, 9/01/20		2,750	2,912,170
AT&T, Inc.
4.30%, 12/15/42		463	386,273
4.45%, 5/15/21		1,694	1,778,161
British Telecommunications PLC
2.00%, 6/22/15		1,215	1,237,442
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,586	2,468,679
United States Cellular Corp.
6.70%, 12/15/33		1,391	1,334,531
Verizon Communications, Inc.
5.15%, 9/15/23		2,254	2,405,358
6.55%, 9/15/43		2,358	2,683,539

			15,206,153

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.5%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	U.S.$	2,465	$2,586,608
Toyota Motor Credit Corp.
3.30%, 1/12/22		3,270	3,274,343

			5,860,951

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		1,460	1,570,304
7.625%, 4/15/31		2,810	3,500,476

			5,070,780

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		1,620	1,634,864

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,133	1,116,985

Consumer Non-Cyclical - 1.5%
Actavis, Inc.
3.25%, 10/01/22		999	935,844
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,676,304
Alicorp SAA
3.875%, 3/20/23 (a)		1,060	966,914
Baxter International, Inc.
2.40%, 8/15/22		2,810	2,595,695
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		481	510,342
Kroger Co. (The)
3.40%, 4/15/22		242	234,421
Mckesson Corp.
2.70%, 12/15/22		1,201	1,092,957
Pfizer, Inc.
3.00%, 6/15/23		2,695	2,577,932
Reynolds American, Inc.
3.25%, 11/01/22		1,269	1,178,272
Teva Pharmaceutical Finance IV LLC
2.25%, 3/18/20		1,912	1,812,282

			15,580,963

Energy - 2.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16		735	827,758
6.45%, 9/15/36		877	1,016,829
Apache Corp.
2.625%, 1/15/23		2,730	2,536,623
ConocoPhillips Co.
1.05%, 12/15/17		2,700	2,674,909
Nabors Industries, Inc.
5.10%, 9/15/23 (a)		2,590	2,604,584
Noble Energy, Inc.
8.25%, 3/01/19		2,858	3,603,141

	Principal Amount (000)		U.S. $ Value
Noble Holding International Ltd.
4.90%, 8/01/20	U.S.$	251	$266,779
Occidental Petroleum Corp.
1.50%, 2/15/18		2,558	2,538,643
Phillips 66
4.30%, 4/01/22		3,940	4,053,507
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		2,345	2,372,738
Southwestern Energy Co.
4.10%, 3/15/22		823	823,480
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		1,540	1,993,364

			25,312,355

Technology - 1.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		505	544,386
Apple, Inc.
2.40%, 5/03/23		2,253	2,041,934
Baidu, Inc.
2.25%, 11/28/17		788	789,574
EMC Corp./MA
3.375%, 6/01/23		2,675	2,607,847
Motorola Solutions, Inc.
3.50%, 3/01/23		1,650	1,529,728
7.50%, 5/15/25		290	348,633
Oracle Corp.
3.625%, 7/15/23		1,377	1,369,673
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,995	2,951,603
Total System Services, Inc.
2.375%, 6/01/18		791	781,272
3.75%, 6/01/23		751	699,006

			13,663,656

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		1,695	1,753,751
5.75%, 12/15/16		1,115	1,248,103

			3,001,854

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		3,375	3,462,500
Ryder System, Inc.
5.85%, 11/01/16		930	1,039,268
7.20%, 9/01/15		908	1,002,959

			5,504,727

			133,469,459

Utility - 2.4%
Electric - 0.5%
Constellation Energy Group, Inc.
5.15%, 12/01/20		504	542,199

	Principal Amount (000)		U.S. $ Value
Enel Finance International NV
Series E
4.875%, 4/17/23 (a)	EUR	1,125	$1,701,138
Monongahela Power Co.
4.10%, 4/15/24 (a)	U.S.$	1,059	1,058,951
TECO Finance, Inc.
4.00%, 3/15/16		745	793,130
5.15%, 3/15/20		915	1,008,036
Union Electric Co.
6.70%, 2/01/19		315	378,856

			5,482,310

Natural Gas – 1.8%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (a)		1,515	1,554,376
Energy Transfer Partners LP
6.70%, 7/01/18		972	1,137,002
7.50%, 7/01/38		2,264	2,654,422
GDF Suez
1.625%, 10/10/17 (a)		975	976,599
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		914	916,734
3.50%, 9/01/23		698	650,687
3.95%, 9/01/22		495	488,819
4.15%, 3/01/22		863	866,493
Nisource Finance Corp.
6.80%, 1/15/19		3,445	4,074,243
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,401,414
Williams Partners LP
4.50%, 11/15/23		425	425,975
5.25%, 3/15/20		2,198	2,397,422

			18,544,186

Other Utility – 0.1%
Veolia Environnement SA
Series E
6.125%, 11/25/33	EUR	640	1,082,522

			25,109,018

Non Corporate Sectors – 0.7%
Agencies - Not Government Guaranteed – 0.7%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a)	U.S.$	819	760,960
4.125%, 3/13/17 (a)		757	803,496
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18		604	595,922
Electricite de France
5.25%, 1/29/23 (a)		2,143	2,111,927
Qtel International Finance Ltd.
3.875%, 1/31/28 (a)		647	559,784
Statoil ASA
1.15%, 5/15/18		2,700	2,638,086

			7,470,175

Total Corporates - Investment Grades (cost $285,249,383)			300,664,099

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 6.0%
Agency Fixed Rate 30-Year - 5.6%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.50%, 5/01/36	U.S.$	44	$46,670
Series 2007
5.50%, 7/01/35		1,251	1,369,525
Federal National Mortgage Association
3.00%, 9/01/42-11/01/43		8,610	8,316,069
3.50%, 12/01/43, TBA		12,635	12,735,192
4.00%, 12/01/43, TBA		30,400	31,711,000
Series 2003
5.50%, 4/01/33		979	1,073,109
Series 2004
5.50%, 4/01/34-11/01/34		3,082	3,379,750
Series 2005
5.50%, 2/01/35		776	849,383
Series 2006
5.00%, 1/01/36		2	2,521
Series 2007
4.50%, 8/01/37		226	240,925

			59,724,144

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.513%, 5/01/38 (c)		1,747	1,859,595
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (c)		889	949,853
Series 2007
2.374%, 3/01/34 (c)		1,708	1,806,981

			4,616,429

Total Mortgage Pass-Throughs (cost $63,964,907)			64,340,573

GOVERNMENTS - SOVEREIGN AGENCIES - 3.5%
Canada - 2.6%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	27,715	27,568,150

France - 0.4%
Dexia Credit Local SA
1.25%, 10/18/16 (a)	U.S.$	4,014	4,036,619

Germany - 0.5%
KFW
1.125%, 10/16/18	EUR	4,460	6,119,085

Total Governments - Sovereign Agencies (cost $39,620,247)			37,723,854

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Non-Agency Fixed Rate CMBS - 2.6%
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A 5.97%, 3/15/49	U.S.$	2,415	$2,650,562
Commercial Mortgage Pass-Through Certificates Series 2013-CR6, Class A2 2.122%, 3/10/46		5,420	5,490,643
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.706%, 6/15/29		5,671	5,740,294
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4 5.414%, 7/12/46		6,885	7,521,463
Series 2006-4, Class A1A 5.166%, 12/12/49		3,049	3,345,491
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A1A 5.904%, 5/15/43		3,017	3,322,187

			28,070,640

Agency CMBS - 0.5%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2 3.531%, 6/25/20		4,653	4,932,759

Non-Agency Floating Rate CMBS - 0.3%
GS Mortgage Securities Corp. II Trust Series 2007-EOP, Class E 2.476%, 3/06/20 (a)(d)		1,855	1,857,899
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31 (a)(c)		1,615	1,536,909

			3,394,808

Total Commercial Mortgage-Backed Securities (cost $35,788,718)			36,398,207

COVERED BONDS - 2.6%
Aib Mortgage Bank Series E 4.875%, 6/29/17	EUR	665	991,306
Bank of Ireland Mortgage Bank 3.125%, 11/20/15		580	816,495
Bank of Nova Scotia 1.75%, 3/22/17 (a)	U.S.$	2,900	2,971,630
Bank of Scotland PLC Series E 4.75%, 6/08/22	EUR	3,180	5,266,635
BPCE SFH SA 3.625%, 5/12/16 (a)		400	584,378
Series E 2.75%, 2/16/17		1,800	2,604,092

	Principal Amount (000)		U.S. $ Value
Caisse Francaise de Financement Local Series E 3.50%, 9/16/16	EUR	883	$1,295,617
Cie de Financement Foncier SA Series E 3.375%, 1/18/16		3,457	4,983,821
National Australia Bank Ltd. 2.00%, 2/22/19 (a)	U.S.$	3,190	3,169,680
Nationwide Building Society 3.125%, 10/13/16 (a)	EUR	2,610	3,803,015
Societe Generale SFH Series E 3.25%, 6/06/16 (a)		900	1,307,168

Total Covered Bonds (cost $26,051,599)			27,793,837

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	1,985	1,980,957
6.75%, 3/15/31		3,375	4,540,813
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		22,014	18,720,265

Total Agencies (cost $23,572,546)			25,242,035

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
China - 0.1%
CNOOC Curtis Funding No 1 Pty Ltd. 4.50%, 10/03/23 (a)		687	697,419

Kazakhstan - 0.2%
KazMunayGas National Co. JSC 7.00%, 5/05/20 (a)		1,990	2,244,720

Malaysia - 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19 (a)		3,390	3,782,786

Peru - 0.1%
El Fondo Mivivienda SA 3.50%, 1/31/23 (a)		613	555,562

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 5/29/18 (a)		2,782	3,129,750

South Korea - 0.3%
Korea National Oil Corp. 3.125%, 4/03/17 (a)		2,995	3,104,233

United Arab Emirates - 0.3%
IPIC GMTN Ltd. 3.75%, 3/01/17 (a)		3,300	3,485,625

Total Quasi-Sovereigns (cost $15,640,943)			17,000,095

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Indonesia - 0.3%
Indonesia Government International Bond 3.375%, 4/15/23 (a)	U.S.$	3,326	$2,843,730

Qatar - 0.3%
Qatar Government International Bond 4.50%, 1/20/22 (a)		2,944	3,135,360

Russia - 0.2%
Russian Foreign Bond - Eurobond 7.50%, 3/31/30 (a)		1,745	2,042,019

Total Governments - Sovereign Bonds (cost $8,102,902)			8,021,109

ASSET-BACKED SECURITIES - 0.4%
Autos - Fixed Rate - 0.2%
Ford Auto Securitization Trust Series 2011-R3A, Class A2 1.96%, 7/15/15 (a)	CAD	1,348	1,270,855
Huntington Auto Trust Series 2011-1A, Class A3 1.01%, 1/15/16 (a)	U.S.$	1,095	1,098,323

			2,369,178

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.291%, 12/25/32 (d)		378	361,186
HSBC Home Equity Loan Trust Series 2005-3, Class A1 0.428%, 1/20/35 (d)		457	454,082

			815,268

Other ABS - Fixed Rate - 0.1%
GE Equipment Midticket LLC Series 2011-1, Class A3 1.00%, 8/24/15		804	805,694

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.86%, 1/25/33		353	360,634

Total Asset-Backed Securities (cost $4,443,865)			4,350,774

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development 9.25%, 7/15/17 (cost $2,726,552)		2,340	3,007,120

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 0.3%
Financial Institutions - 0.2%
Banking - 0.1%
Societe Generale SA 5.922%, 4/05/17 (a)	U.S.$	1,515	$1,573,853

Insurance - 0.1%
ING Groep NV 5.775%, 12/08/15		719	745,963

			2,319,816

Utility - 0.1%
Electric - 0.1%
FirstEnergy Corp. Series B 4.25%, 3/15/23		476	443,312

Total Corporates - Non-Investment Grades (cost $2,739,927)			2,763,128

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO 7.625%, 3/01/40 (cost $2,017,458)		1,985	2,677,507

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 2.635%, 5/25/35		1,177	1,122,173

Non-Agency Floating Rate - 0.1%
Connecticut Avenue Securities Series Series 2013-C01, Class M1 2.166%, 10/25/23 (d)		1,042	1,048,744

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.734%, 5/28/35		392	347,447

Total Collateralized Mortgage Obligations (cost $2,597,565)			2,518,364

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd. 7.00%, 2/01/17 (a) (cost $2,114,988)		1,885	2,073,500

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 8.3%
Investment Companies - 3.3%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.09% (e) (cost $35,303,743)		35,303,743	$35,303,743

	Principal Amount (000)
U.S. Treasury Bills - 5.0%
U.S. Treasury Bill Zero Coupon, 1/16/14 (cost $53,144,336)	U.S.$	53,145	53,144,336

Total Short-Term Investments (cost $88,448,079)			88,448,079

Total Investments - 103.7% (cost $1,088,909,949) (f)			1,103,250,602
Other assets less liabilities - (3.7)% (g)			(38,957,137)

Net Assets - 100.0%			$1,064,293,465

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	52	March 2014	$11,451,293	$11,455,438	$(4,145)
U.S. T-Note 10 Yr (CBT) Futures	188	March 2014	23,556,641	23,570,500	(13,859)
U.S. Long Bond (CBT) Futures	198	March 2014	25,829,406	25,888,500	(59,094)

					$(77,098)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	461,406	USD	4,696	12/06/13	$192,167
Brown Brothers Harriman & Co.	EUR	1,246	USD	1,690	12/19/13	(1,969)
Citibank, NA	USD	239	CAD	252	12/05/13	(1,619)
Deutsche Bank AG London	USD	247	CAD	254	12/05/13	(7,632)
Deutsche Bank AG London	GBP	3,051	USD	4,966	12/19/13	(25,779)
Goldman Sachs Capital Markets LP	CAD	31,089	USD	29,932	12/05/13	675,445
Goldman Sachs Capital Markets LP	JPY	4,273,293	USD	43,921	12/06/13	2,206,840
Goldman Sachs Capital Markets LP	AUD	56,797	USD	54,033	12/19/13	2,386,888
Goldman Sachs Capital Markets LP	GBP	61,500	USD	98,827	12/19/13	(1,793,894)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	NZD	5,267	USD	4,326	12/20/13	$45,981
Goldman Sachs Capital Markets LP	PLN	17,538	USD	5,659	1/10/14	3,140
Goldman Sachs Capital Markets LP	SEK	68,810	USD	10,455	1/17/14	(25,299)
HSBC Bank USA	USD	663	GBP	411	12/19/13	9,378
Royal Bank of Scotland PLC	JPY	72,468	USD	737	12/06/13	29,357
Royal Bank of Scotland PLC	MXN	65,711	USD	4,989	12/20/13	(12,862)
Royal Bank of Scotland PLC	MXN	30,553	USD	2,337	12/20/13	11,819
UBS AG	EUR	173,143	USD	234,196	12/19/13	(1,069,776)

						$2,622,185

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $382,630,487 or 36.0% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2013.
(c)	Variable rate coupon, rate shown as of November 30, 2013.
(d)	Floating Rate Security. Stated interest rate was in effect at November 30, 2013.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,854,644 and gross unrealized depreciation of investments was $(20,513,991), resulting in net unrealized appreciation of $14,340,653.
(g)	An amount of U.S.$785,300 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
JSC	-	Joint Stock Company
OAT	-	Obligations Assimilables du Trésor
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

COUNTRY BREAKDOWN *

November 30, 2013 (unaudited)

33.9%	United States
12.8%	United Kingdom
6.2%	Germany
5.3%	Australia
5.2%	Japan
4.1%	Belgium
3.5%	France
3.5%	Netherlands
3.2%	Austria
3.0%	Canada
1.9%	Finland
1.8%	Sweden
0.6%	Mexico
7.0%	Other
8.0%	Short-Term

100.0%

*	All data are as of November 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Brazil, China, Colombia, India, Indonesia, Ireland, Israel, Italy, Kazakhstan, Malaysia, New Zealand, Norway, Peru, Poland, Qatar, Russia, South Africa, South Korea, Supranational, Switzerland, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$480,228,321		$	– 0	–	$480,228,321
Corporates - Investment Grades		– 0	–	300,664,099			– 0	–	300,664,099
Mortgage Pass-Throughs		– 0	–	64,340,573			– 0	–	64,340,573
Governments - Sovereign Agencies		– 0	–	37,723,854			– 0	–	37,723,854
Commercial Mortgage-Backed Securities		– 0	–	34,540,308			1,857,899		36,398,207
Covered Bonds		– 0	–	27,793,837			– 0	–	27,793,837
Agencies		– 0	–	25,242,035			– 0	–	25,242,035
Quasi-Sovereigns		– 0	–	17,000,095			– 0	–	17,000,095
Governments - Sovereign Bonds		– 0	–	8,021,109			– 0	–	8,021,109
Asset-Backed Securities		– 0	–	2,369,178			1,981,596		4,350,774
Supranationals		– 0	–	3,007,120			– 0	–	3,007,120
Corporates - Non-Investment Grades		– 0	–	2,763,128			– 0	–	2,763,128
Local Governments - Municipal Bonds		– 0	–	2,677,507			– 0	–	2,677,507
Collateralized Mortgage Obligations		– 0	–	347,447			2,170,917		2,518,364
Emerging Markets - Corporate Bonds		– 0	–	2,073,500			– 0	–	2,073,500
Short-Term Investments:
Investment Companies		35,303,743		– 0	–		– 0	–	35,303,743
U.S. Treasury Bills		– 0	–	53,144,336			– 0	–	53,144,336

Total Investments in Securities		35,303,743		1,061,936,447			6,010,412		1,103,250,602

Investments in Securities:	Level 1		Level 2		Level 3		Total
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	5,561,015		– 0	–	5,561,015
Liabilities:
Futures	(77,098)		– 0	–	– 0	–	(77,098)
Forward Currency Exchange Contracts	– 0	–	(2,938,830)		– 0	–	(2,938,830)

Total^	$35,226,645		$1,064,558,632		$6,010,412		$1,105,795,689

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/13	$4,864,919		$2,466,661		$1,247,681
Accrued discounts/(premiums)	(1,305)		64		161
Realized gain (loss)	318,364		84		12,252
Change in unrealized appreciation/depreciation	(279,373)		8,050		(20,692)
Purchases	– 0	–	– 0	–	2,149,671
Sales	(3,044,706)		(493,263)		(1,218,156)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/13	$1,857,899		$1,981,596		$2,170,917

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(3,302)		$8,080		$(20,692)

	Total
Balance as of 8/31/13	$8,579,261
Accrued discounts/(premiums)	(1,080)
Realized gain (loss)	330,700
Change in unrealized appreciation/depreciation	(292,015)
Purchases	2,149,671
Sales	(4,756,125)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/13	$6,010,412

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(15,914)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 88.0%
United States - 88.0%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/22(TIPS) (a)	U.S.$	220,894	$222,148,685
0.125%, 4/15/18-1/15/23 (TIPS)		66,280	65,119,887
0.625%, 7/15/21 (TIPS) (a)		78,228	80,868,626
1.125%, 1/15/21 (TIPS)		14,086	15,065,628
1.25%, 7/15/20 (TIPS) (a)(b)		60,973	66,370,251
1.375%, 7/15/18 (TIPS)		18,629	20,448,088
1.375%, 1/15/20 (TIPS) (a)		42,803	46,721,789
1.625%, 1/15/18 (TIPS)		22,644	24,871,457
1.875%, 7/15/19 (TIPS)		24,511	27,679,695
2.00%, 7/15/14-1/15/16 (TIPS)		39,821	41,240,509
2.125%, 1/15/19 (TIPS)		22,706	25,714,640
2.50%, 7/15/16 (TIPS)		3,530	3,882,960
U.S. Treasury Notes
0.37%, 7/15/23 (TIPS)		41,166	40,409,912

Total Inflation-Linked Securities (cost $681,630,990)			680,542,127

CORPORATES - INVESTMENT GRADES - 15.9%
Industrial - 7.8%
Basic - 1.2%
Barrick North America Finance LLC
4.40%, 5/30/21		596	574,575
Basell Finance Co. BV
8.10%, 3/15/27 (c)		590	756,465
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		893	807,703
Dow Chemical Co/The
8.55%, 5/15/19		637	824,302
Gerdau Trade, Inc.
4.75%, 4/15/23 (c)		1,400	1,294,143
5.75%, 1/30/21 (c)		113	115,260
International Paper Co.
4.75%, 2/15/22		1,710	1,807,185
LyondellBasell Industries NV
5.75%, 4/15/24		1,087	1,230,182
Rio Tinto Finance USA PLC
2.875%, 8/21/22		735	684,376
3.50%, 3/22/22		192	186,447
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		832	731,602

			9,012,240

Capital Goods - 0.5%
CRH Finance Ltd.
Series E
7.375%, 5/28/14 (c)	EUR	1,100	1,541,790
Embraer SA
5.15%, 6/15/22	U.S.$	550	548,625
Odebrecht Finance Ltd.
5.125%, 6/26/22 (c)		730	715,400

	Principal Amount (000)		U.S. $ Value
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	660	$728,392

			3,534,207

Communications - Media - 1.1%
21st Century Fox America, Inc.
6.15%, 3/01/37		669	732,847
21st Century Fox America, Inc.
6.15%, 2/15/41		915	1,011,874
CBS Corp.
5.75%, 4/15/20		1,625	1,836,314
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,330	1,272,298
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)		606	624,180
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)		906	906,000
Omnicom Group, Inc.
3.625%, 5/01/22		703	684,270
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,466,268

			8,534,051

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		1,355	1,434,906
AT&T, Inc.
5.35%, 9/01/40		1,397	1,350,240
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		1,777	1,696,381
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	140,390
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	835	885,410
United States Cellular Corp.
6.70%, 12/15/33		749	718,594
Verizon Communications, Inc.
5.15%, 9/15/23		1,957	2,088,414
5.50%, 2/15/18		885	1,007,267
7.35%, 4/01/39		780	959,550

			10,281,152

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		337	375,443
5.875%, 8/02/21		1,166	1,323,714
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,720,908

			3,420,065

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		336	358,981

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.6%
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	U.S.$	1,610	$1,708,215
Kroger Co. (The)
3.40%, 4/15/22		1,324	1,282,536
Reynolds American, Inc.
3.25%, 11/01/22		899	834,725
Tyson Foods, Inc.
4.50%, 6/15/22		981	998,622

			4,824,098

Energy - 1.3%
Marathon Petroleum Corp.
5.125%, 3/01/21		590	644,089
Nabors Industries, Inc.
5.10%, 9/15/23 (c)		715	719,026
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,727,188
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (c)		2,065	2,089,426
Transocean, Inc.
3.80%, 10/15/22		575	549,028
6.375%, 12/15/21		5	5,618
6.50%, 11/15/20		810	917,531
Valero Energy Corp.
6.125%, 2/01/20		998	1,142,489
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,860	1,989,822

			9,784,217

Technology - 0.8%
Baidu, Inc.
2.25%, 11/28/17		280	280,559
3.25%, 8/06/18		977	999,236
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,851,363
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,095	2,064,643
Total System Services, Inc.
2.375%, 6/01/18		530	523,482
3.75%, 6/01/23		542	504,476

			6,223,759

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,807,791

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	1,021,264
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,135,433

	Principal Amount (000)		U.S. $ Value
5.85%, 11/01/16	U.S.$	630	$704,020

			2,860,717

			60,641,278

Financial Institutions - 5.4%
Banking - 3.3%
ABN AMRO Bank NV
2.50%, 10/30/18 (c)		1,935	1,925,924
Bank of America Corp.
5.625%, 7/01/20		705	806,487
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	1,245	2,001,533
BNP Paribas SA
5.186%, 6/29/15 (c)	U.S.$	502	513,295
BPCE SA
5.70%, 10/22/23 (c)		1,390	1,433,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		896	867,695
Credit Suisse AG
6.50%, 8/08/23 (c)		1,392	1,484,985
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	772	1,278,635
Goldman Sachs Group, Inc. (The)
1.838%, 11/29/23 (e)	U.S.$	1,550	1,558,945
ING Bank NV
2.00%, 9/25/15 (c)		1,995	2,018,624
Macquarie Group Ltd.
7.625%, 8/13/19 (c)		720	871,545
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		1,718	1,935,825
Murray Street Investment Trust I
4.647%, 3/09/17		184	199,943
National Capital Trust II Delaware
5.486%, 3/23/15 (c)		1,090	1,122,700
PNC Bank NA
3.80%, 7/25/23		1,930	1,890,084
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)		735	760,725
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		319	372,273
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c)		340	349,022
Standard Chartered PLC
Series E
4.00%, 7/12/22 (c)		1,900	1,934,770
UBS AG/Stamford CT
5.875%, 7/15/16		655	728,134
7.625%, 8/17/22		929	1,062,529

			25,117,430

	Principal Amount (000)		U.S. $ Value
Insurance - 1.6%
American International Group, Inc.
6.40%, 12/15/20	U.S.$	1,660	$1,978,122
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		1,330	1,468,139
6.10%, 10/01/41		760	880,767
Humana, Inc.
7.20%, 6/15/18		1,520	1,814,318
Lincoln National Corp.
8.75%, 7/01/19		550	714,926
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		805	1,132,321
Prudential Financial, Inc.
5.625%, 6/15/43		940	922,375
Swiss Re Capital I LP
6.854%, 5/25/16 (c)		1,815	1,923,900
XLIT Ltd.
5.25%, 9/15/14		1,590	1,647,876

			12,482,744

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21		1,877	2,062,204
Health Care REIT, Inc.
5.25%, 1/15/22		1,945	2,095,070

			4,157,274

			41,757,448

Utility - 2.3%
Electric - 0.3%
CMS Energy Corp.
5.05%, 3/15/22		669	731,332
Constellation Energy Group, Inc.
5.15%, 12/01/20		263	282,933
TECO Finance, Inc.
4.00%, 3/15/16		1,680	1,788,535

			2,802,800

Natural Gas - 2.0%
DCP Midstream LLC
9.75%, 3/15/19 (c)		1,290	1,637,170
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,858,057
Enterprise Products Operating LLC
5.20%, 9/01/20		720	810,342
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,421,030
4.15%, 3/01/22		625	627,530
ONEOK, Inc.
4.25%, 2/01/22		2,025	1,893,057
Spectra Energy Capital LLC
8.00%, 10/01/19		1,395	1,701,946
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		2,090	2,091,231

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.70%, 1/15/23	U.S.$	1,758	$1,590,962
Williams Partners LP
3.80%, 2/15/15		1,660	1,718,425

			15,349,750

			18,152,550

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		1,478	1,347,426
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		1,292	1,427,660

			2,775,086

Total Corporates - Investment Grades (cost $120,068,235)			123,326,362

ASSET-BACKED SECURITIES - 11.5%
Autos - Fixed Rate - 7.2%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		3,017	3,023,504
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		3,150	3,168,034
Series 2013-1, Class A2
1.00%, 2/15/18		1,555	1,560,004
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		2,415	2,423,868
Series 2013-1, Class A2
0.49%, 6/08/16		1,227	1,226,023
Series 2013-3, Class A3
0.92%, 4/09/18		2,725	2,726,568
Series 2013-4, Class A3
0.96%, 4/09/18		1,085	1,087,727
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		1,766	1,765,178
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		1,475	1,487,307
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		3,140	3,230,972
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,335	1,347,010
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		2,250	2,259,668
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		1,469	1,468,367

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)	U.S.$	916	$917,956
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		786	787,256
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,537	1,537,697
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		666	666,144
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	1,271	1,196,992
Series 2013-R4A, Class A1
1.487%, 8/15/15 (c)		1,052	990,719
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	645	639,410
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		2,375	2,379,138
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		4,705	4,712,288
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		587	588,303
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		2,063	2,066,020
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		585	596,715
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,315	1,315,988
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		3,196	3,203,964
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		557	556,740
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		26	26,008
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		786	785,546
Series 2013-3, Class C
1.81%, 4/15/19		1,919	1,903,634
Series 2013-4, Class A3
1.11%, 12/15/17		2,105	2,114,140
Series 2013-5, Class A2A
0.64%, 4/17/17		1,151	1,150,963

	Principal Amount (000)		U.S. $ Value
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	U.S.$	794	$793,952

			55,703,803

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		2,310	2,312,975
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)		1,905	1,792,177
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		2,720	2,696,687
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		1,300	1,414,898
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		2,290	2,292,530
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,310	1,318,199
Series 2013-A, Class A
1.61%, 12/15/21		809	800,891

			12,628,357

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.568%, 9/15/17 (c)(e)		3,034	3,034,716
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.548%, 1/15/18 (e)		2,082	2,082,799
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.658%, 6/20/17 (e)		3,340	3,348,480
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.718%, 12/10/27 (c)(e)		1,815	1,815,000

			10,280,995

Other ABS - Fixed Rate - 0.8%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)		946	946,779
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		1,308	1,311,302
Series 2013-C, Class A2
0.63%, 1/17/17		1,480	1,480,847
Series 2013-D, Class A2
0.49%, 3/15/17		1,868	1,868,118

	Principal Amount (000)		U.S. $ Value
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	U.S.$	404	$404,694

			6,011,740

Credit Cards - Floating Rate - 0.5%
First National Master Note Trust
Series 2013-2, Class A
0.70%, 10/15/19 (e)		1,619	1,619,000
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.738%, 3/18/14 (c)(e)		2,401	2,401,831

			4,020,831

Total Asset-Backed Securities (cost $88,735,806)			88,645,726

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%
Non-Agency Fixed Rate CMBS - 8.0%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		2,474	2,716,543
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/35 (c)		1,970	1,892,033
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.97%, 3/15/49		578	634,621
Commercial Mortgage Pass-Through
Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		965	943,838
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.988%, 6/15/38		770	769,235
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.964%, 5/15/46		2,263	2,529,534
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		1,320	1,311,057
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,382	3,739,407
Series 2007-GG9, Class AM
5.475%, 3/10/39		1,282	1,366,217
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		2,046	2,039,052
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		1,833	1,837,864
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A

	Principal Amount (000)		U.S. $ Value
4.838%, 7/15/41 (c)	U.S.$	2,323	$2,362,734
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,252	2,451,502
Series 2007-CB18, Class A1A
5.431%, 6/12/47		3,922	4,332,456
Series 2007-CB19, Class AM
5.895%, 2/12/49		700	759,956
Series 2007-CB20, Class A1A
5.746%, 2/12/51		3,384	3,825,186
Series 2007-LD12, Class AM
6.192%, 2/15/51		598	667,078
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		3,893	4,325,996
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,354	1,389,983
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,062	1,066,645
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,285	1,416,745
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,566,823
Series 2006-4, Class A1A
5.166%, 12/12/49		4,806	5,273,113
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.814%, 6/11/42		3,007	3,405,127
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)		1,518	1,502,187
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		317	307,224
Series 2012-C4, Class A5
2.85%, 12/10/45		637	601,850
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.904%, 5/15/43		3,298	3,631,544
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,776	1,735,488

			62,401,038

Non-Agency Floating Rate CMBS - 0.5%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (f)		618	664,267
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.869%, 12/05/31 (c)(e)		1,010	1,004,122

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.019%, 11/08/29 (c)(e)	U.S.$	2,035	$2,018,856

			3,687,245

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		2,856	2,977,481

Total Commercial Mortgage-Backed Securities (cost $69,138,280)			69,065,764

CORPORATES - NON-INVESTMENT GRADES - 2.4%
Industrial - 1.4%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (c)		157	152,290

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		1,060	1,086,500
Ball Corp.
5.00%, 3/15/22		1,250	1,234,375
Sealed Air Corp.
5.25%, 4/01/23 (c)		672	653,520

			2,974,395

Communications - Media - 0.2%
DISH DBS Corp.
5.00%, 3/15/23		835	795,337
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (c)		844	753,270

			1,548,607

Communications - Telecommunications - 0.2%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (c)		765	787,950
Sprint Corp.
7.875%, 9/15/23 (c)		810	886,950

			1,674,900

Consumer Cyclical - Automotive - 0.1%
Dana Holding Corp.
6.00%, 9/15/23		295	298,688

Consumer Cyclical - Other - 0.2%
MCE Finance Ltd.
5.00%, 2/15/21 (c)		385	372,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		1,245	1,266,787

			1,639,275

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.75%, 5/01/23	U.S.$	825	$779,625

Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22		596	628,780
Denbury Resources, Inc.
4.625%, 7/15/23		836	754,490

			1,383,270

			10,451,050

Financial Institutions - 1.0%
Banking - 0.9%
Bank of America Corp.
Series U
5.20%, 6/01/23		857	771,300
Barclays Bank PLC
7.625%, 11/21/22		1,213	1,275,166
Citigroup, Inc.
5.95%, 1/30/23		1,804	1,684,485
HBOS Capital Funding LP
6.071%, 6/30/14 (c)		769	766,116
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (c)	EUR	1,015	2,030,847
Societe Generale SA
4.196%, 1/26/15		396	538,408
5.922%, 4/05/17 (c)	U.S.$	230	238,935

			7,305,257

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22		386	409,160

			7,714,417

Utility - 0.0%
Natural Gas - 0.0%
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (c)		229	209,535

Total Corporates - Non-Investment Grades (cost $18,140,374)			18,375,002

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (c)		1,910	1,909,612

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		1,083	1,045,095

	Principal Amount (000)		U.S. $ Value
Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (c)	U.S.$	1,328	$1,497,984

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,673,799

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		1,025	1,046,171

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		2,070	2,145,497

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,790,344

Total Quasi-Sovereigns (cost $10,839,433)			11,108,502

MORTGAGE PASS-THROUGHS - 1.4%
Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association
Series 2013
3.50%, 12/01/42		7,455	7,532,498

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.375%, 11/01/35 (e)		1,825	1,944,163
2.513%, 5/01/38 (f)		901	959,791

			2,903,954

Total Mortgage Pass-Throughs (cost $10,342,248)			10,436,452

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.3%
United States - 1.3%
Broward Cnty FL Arpt System Revenue
(Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42		2,035	2,036,302
City Public Service Board of San Antonio
5.00%, 2/01/43		1,920	1,994,208
Metropolitan Transportation Authority NY
Series 2012C
5.00%, 11/15/41		1,925	1,940,150
South Carolina State Public Service Authority
Series 2013A
5.75%, 12/01/43		1,920	2,077,690
University of California
Series 2012G
5.00%, 5/15/37		1,840	1,907,933

Total Local Governments - Municipal Bonds (cost $9,834,768)			9,956,283

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (c)	U.S.$	971	$830,205

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (c)		1,445	1,538,925

Total Governments - Sovereign Bonds (cost $2,393,676)			2,369,130

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (c)		505	512,200

Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (c)		322	302,386
VimpelCom Holdings BV
5.20%, 2/13/19 (c)		497	494,919

			797,305

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		760	718,200

Total Emerging Markets - Corporate Bonds (cost $2,082,216)			2,027,705

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.1%
Morgan Stanley
7.125%		30,000	794,700

Insurance - 0.1%
Allstate Corp. (The)
5.10%		41,400	1,005,606

Total Preferred Stocks (cost $1,856,208)			1,800,306

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Non-Agency Floating Rate - 0.1%
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.418%, 11/25/23 (e)
(cost $1,000,000)		1,000	996,737

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (g) (cost $7,291,138)	7,291,138	$7,291,138

Total Investments - 132.6% (cost $1,023,353,372) (h)		1,025,941,234
Other assets less liabilities - (32.6)% (i)		(252,439,815)

Net Assets - 100.0%		$773,501,419

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Long GILT Futures	48	March 2014	$8,535,266	$8,557,978	$22,712
U.S. T-Note 2 Yr (CBT) Futures	221	March 2014	48,682,505	48,685,610	3,105
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	732	March 2014	88,479,586	88,514,813	(35,227)
U.S. T-Note 10 Yr (CBT) Futures	465	March 2014	58,265,093	58,299,375	(34,282)
U.S. Long Bond (CBT) Futures	70	March 2014	9,131,608	9,152,500	(20,892)

					$(64,584)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	CAD	2,712	USD	2,611	12/05/13	$58,930
Goldman Sachs Capital Markets LP	EUR	5,036	USD	6,811	12/19/13	(32,233)
Royal Bank of Scotland PLC	GBP	773	USD	1,243	12/19/13	(21,163)
State Street Bank & Trust Co.	USD	234	CAD	244	12/05/13	(4,377)
State Street Bank & Trust Co.	AUD	10	USD	10	12/19/13	487
State Street Bank & Trust Co.	USD	327	EUR	244	12/19/13	4,384

						$6,028

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker / (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC (INTRCONX)
CDX NAHY-Series 21 5 Year Index, 12/20/18*	(5.00)%	3.37%	$11,500	$(933,095)	$(467,862)	$(465,233)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker / (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME Group)	AUD	24,470	11/08/16	3 Month BBSW	3.210%	$19,982
Morgan Stanley & Co., LLC/ (CME Group)	EUR	6,150	11/11/23	1.980%	6 Month EURIBOR	(26,918)
Morgan Stanley & Co., LLC/ (CME Group)	USD	7,250	11/12/23	2.756%	3 Month LIBOR	31,108

						$24,172

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Societe Generale, 5.25% 3/28/13, 12/20/17*	3.00%	0.77%	EUR 1,400	$181,694	$68,713	$112,981
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.49	$2,140	44,757	(57,247)	102,004

				$226,451	$11,466	$214,985

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$29,200	4/15/15	1.209%	CPI	#	$(243,217)
Morgan Stanley Capital Services LLC	36,700	7/15/15	1.675%	CPI	#	(179,226)
Morgan Stanley Capital Services LLC	10,900	7/15/17	1.955%	CPI	#	(53,505)

						$(475,948)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,590	1/17/22	2.050%	3 Month LIBOR	$188,105
JPMorgan Chase Bank, NA	8,040	5/17/21	3.268%	3 Month LIBOR	(560,260)
Morgan Stanley Capital Services LLC	46,600	3/12/14	0.563%	3 Month LIBOR	(73,966)
Morgan Stanley Capital Services LLC	5,480	2/21/42	2.813%	3 Month LIBOR	899,790
Morgan Stanley Capital Services LLC	3,990	3/06/42	2.804%	3 Month LIBOR	666,327

					$1,119,996

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at November 30, 2013
Bank of America+	0.14%	– 0	–	$7,168,431
Barclays	0.15%	1/08/14		16,642,423
Barclays+	0.12%	– 0	–	97,377,083
JP Morgan Chase	0.13%	1/16/14		25,106,922
JP Morgan Chase	0.13%	1/30/14		45,178,116
Morgan Stanley+	0.11%	– 0	–	70,124,767

				$261,597,742

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2013

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $262,743,497.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,740,124.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $107,514,118 or 13.9% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2013.
(e)	Floating Rate Security. Stated interest rate was in effect at November 30, 2013.
(f)	Variable rate coupon, rate shown as of November 30, 2013.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,498,990 and gross unrealized depreciation of investments was $(17,911,128), resulting in net unrealized appreciation of $2,587,862.
(i)	An amount of U.S. $1,756,760 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
FHLMC	-	Federal Home Loan Mortgage Corporation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$680,542,127		$	– 0	–	$680,542,127
Corporates - Investment Grades		– 0	–	123,326,362			– 0	–	123,326,362
Asset-Backed Securities		– 0	–	82,633,986			6,011,740		88,645,726
Commercial Mortgage-Backed Securities		– 0	–	62,387,509			6,678,255		69,065,764
Corporates - Non-Investment Grades		– 0	–	18,375,002			– 0	–	18,375,002
Quasi-Sovereigns		– 0	–	11,108,502			– 0	–	11,108,502
Mortgage Pass-Throughs		– 0	–	10,436,452			– 0	–	10,436,452
Local Governments - Municipal Bonds		– 0	–	9,956,283			– 0	–	9,956,283
Governments - Sovereign Bonds		– 0	–	2,369,130			– 0	–	2,369,130
Emerging Markets - Corporate Bonds		– 0	–	2,027,705			– 0	–	2,027,705
Preferred Stocks		1,800,306		– 0	–		– 0	–	1,800,306
Collateralized Mortgage Obligations		– 0	–	– 0	–		996,737		996,737
Short-Term Investments		7,291,138		– 0	–		– 0	–	7,291,138

Total Investments in Securities		9,091,444		1,003,163,058			13,686,732		1,025,941,234

Investments in Securities:	Level 1		Level 2		Level 3		Total
Other Financial Instruments* :
Assets:
Futures	25,817		– 0	–	– 0	–	25,817
Forward Currency Exchange Contracts	– 0	–	63,801		– 0	–	63,801
Centrally Cleared Interest Rate Swaps	– 0	–	51,090		– 0	–	51,090
Credit Default Swaps	– 0	–	214,985		– 0	–	214,985
Interest Rate Swaps	– 0	–	1,754,222		– 0	–	1,754,222
Liabilities:
Futures Contracts	(90,401)		– 0	–	– 0	–	(90,401)
Forward Currency Exchange Contracts	– 0	–	(57,773)		– 0	–	(57,773)
Centrally Cleared Credit Default Swaps	– 0	–	(465,233)		– 0	–	(465,233)
Centrally Cleared Interest Rate Swaps	– 0	–	(26,918)		– 0	–	(26,918)
Inflation (CPI) Swaps	– 0	–	(475,948)		– 0	–	(475,948)
Interest Rate Swaps	– 0	–	(634,226)		– 0	–	(634,226)

Total^	$9,026,860		$1,003,587,058		$13,686,732		$1,026,300,650

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/13	$7,195,439		$8,578,662		$	– 0	–
Accrued discounts/(premiums)	13		(9,290)			– 0	–
Realized gain (loss)	25		33,564			– 0	–
Change in unrealized appreciation/depreciation	1,049		63,247			(3,263)
Purchases	1,867,899		– 0	–		1,000,000
Sales	(648,197)		(1,987,928)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(2,404,488)		– 0	–		– 0	–

Balance as of 11/30/13	$6,011,740		$6,678,255			$996,737

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$1,064		$88,661			$(3,263)

	Total
Balance as of 8/31/13	$15,774,101
Accrued discounts/(premiums)	(9,277)
Realized gain (loss)	33,589
Change in unrealized appreciation/depreciation	61,033
Purchases	2,867,899
Sales	(2,636,125)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(2,404,488)

Balance as of 11/30/13	$13,686,732	+

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$86,462

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at November 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/13	Valuation Technique	Unobservable Input	Range/Weighted Average
Asset-Backed Securities	$6,011,740	Third Party Vendor	Evaluated Quotes	$100.00 – $100.28/$100.11
Commercial Mortgage-Backed Securities	$6,678,255	Third Party Vendor	Evaluated Quotes	$99.90 – $111.51/$107.46
Collateralized Mortgage Obligations	$996,737	Third Party Vendor	Evaluated Quotes	$99.67/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.2%
Financials - 12.2%
Capital Markets - 1.3%
3i Group PLC	28,436	$171,878
Aberdeen Asset Management PLC	28,935	232,495
Ameriprise Financial, Inc.	7,600	822,700
Bank of New York Mellon Corp. (The)	43,900	1,479,430
BlackRock, Inc. - Class A	4,740	1,435,035
Charles Schwab Corp. (The)	41,700	1,020,816
Credit Suisse Group AG (a)	45,635	1,361,926
Daiwa Securities Group, Inc.	50,000	486,882
Deutsche Bank AG (REG)	30,760	1,476,665
E*Trade Financial Corp. (a)	10,800	193,536
Franklin Resources, Inc.	15,700	869,623
Goldman Sachs Group, Inc. (The)	16,400	2,770,616
Hargreaves Lansdown PLC	6,440	127,532
ICAP PLC	16,576	112,157
Invesco Ltd.	16,800	585,480
Investec PLC	17,346	122,284
Julius Baer Group Ltd. (a)	6,753	315,841
Legg Mason, Inc.	4,200	164,262
Macquarie Group Ltd.	9,226	455,048
Mediobanca SpA (a)	15,567	132,779
Morgan Stanley	52,000	1,627,600
Nomura Holdings, Inc.	109,400	869,675
Northern Trust Corp.	8,200	483,718
Partners Group Holding AG	524	130,478
SBI Holdings, Inc./Japan	6,090	84,484
Schroders PLC	3,069	123,590
State Street Corp.	17,300	1,256,153
T Rowe Price Group, Inc.	9,800	788,508
UBS AG (a)	109,978	2,091,607

		21,792,798

Commercial Banks - 4.1%
Aozora Bank Ltd.	32,000	92,295
Australia & New Zealand Banking Group Ltd.	82,789	2,404,907
Banca Monte dei Paschi di Siena SpA (a)(b)	176,636	44,673
Banco Bilbao Vizcaya Argentaria SA	174,580	2,080,258
Banco de Sabadell SA	102,401	263,672
Banco Espirito Santo SA (a)	50,818	70,986
Banco Popular Espanol SA (a)	37,874	219,660
Banco Santander SA	342,363	3,043,340
Bank Hapoalim BM	30,897	172,215
Bank Leumi Le-Israel BM (a)	36,522	148,491
Bank of East Asia Ltd.	37,400	166,081
Bank of Ireland (a)	622,276	241,655
Bank of Kyoto Ltd. (The)	9,000	77,367
Bank of Queensland Ltd.	9,636	106,726
Bank of Yokohama Ltd. (The)	35,000	191,968
Bankia SA (a)	117,495	155,022
Barclays PLC	459,720	2,037,237
BB&T Corp.	26,500	920,610
Bendigo and Adelaide Bank Ltd.	12,285	125,812
BNP Paribas SA	29,997	2,247,810
BOC Hong Kong Holdings Ltd.	111,000	375,523
CaixaBank SA	51,570	260,775

Company	Shares	U.S. $ Value
Chiba Bank Ltd. (The)	22,000	$153,201
Chugoku Bank Ltd. (The)	5,000	67,751
Comerica, Inc.	7,000	317,450
Commerzbank AG (a)	29,198	432,456
Commonwealth Bank of Australia	48,565	3,438,951
Credit Agricole SA (a)	31,301	391,626
Danske Bank A/S (a)	19,781	448,676
DBS Group Holdings Ltd.	52,000	712,036
DnB ASA	29,486	520,705
Erste Group Bank AG	7,778	273,054
Fifth Third Bancorp	33,100	672,592
Fukuoka Financial Group, Inc.	23,000	103,211
Gunma Bank Ltd. (The)	11,000	62,429
Hachijuni Bank Ltd. (The)	12,000	71,235
Hang Seng Bank Ltd.	23,100	376,477
Hiroshima Bank Ltd. (The)	15,000	61,724
Hokuhoku Financial Group, Inc.	34,000	69,806
HSBC Holdings PLC	561,979	6,276,032
Huntington Bancshares, Inc./OH	31,700	291,006
Intesa Sanpaolo SpA	348,588	840,335
Iyo Bank Ltd. (The)	8,000	81,061
Joyo Bank Ltd. (The)	20,000	102,281
KBC Groep NV	7,538	430,167
KeyCorp	34,800	443,700
Lloyds Banking Group PLC (a)	1,505,233	1,902,522
M&T Bank Corp.	4,700	542,192
Mitsubishi UFJ Financial Group, Inc.	384,000	2,480,070
Mizrahi Tefahot Bank Ltd.	3,782	47,847
Mizuho Financial Group, Inc.	692,500	1,458,458
National Australia Bank Ltd.	70,851	2,231,652
Natixis	27,930	154,047
Nishi-Nippon City Bank Ltd. (The)	20,000	52,179
Nordea Bank AB	91,520	1,180,774
Oversea-Chinese Banking Corp., Ltd.	77,000	640,593
PNC Financial Services Group, Inc. (The)	20,100	1,546,695
Raiffeisen Bank International AG (b)	1,475	54,287
Regions Financial Corp.	53,500	520,555
Resona Holdings, Inc.	56,000	278,139
Royal Bank of Scotland Group PLC (a)	64,627	345,152
Seven Bank Ltd.	17,941	62,067
Shinsei Bank Ltd.	49,000	121,262
Shizuoka Bank Ltd. (The)	17,000	192,617
Skandinaviska Enskilda Banken AB - Class A	45,831	555,103
Societe Generale SA	21,658	1,242,812
Standard Chartered PLC	73,037	1,727,523
Sumitomo Mitsui Financial Group, Inc.	38,400	1,910,662
Sumitomo Mitsui Trust Holdings, Inc.	99,000	488,073
SunTrust Banks, Inc.	20,400	739,092
Suruga Bank Ltd.	5,152	85,963
Svenska Handelsbanken AB - Class A	15,051	698,528
Swedbank AB - Class A	27,324	696,510
UniCredit SpA	130,279	941,962
Unione di Banche Italiane SCPA	25,096	169,454
United Overseas Bank Ltd.	38,000	633,355
US Bancorp/MN	70,100	2,749,322
Wells Fargo & Co.	186,600	8,214,132
Westpac Banking Corp.	93,644	2,802,842
Yamaguchi Financial Group, Inc.	6,000	55,486

Company	Shares	U.S. $ Value
Zions Bancorporation	6,900	$202,377

		69,809,349

Consumer Finance - 0.4%
Acom Co., Ltd. (a)	12,020	44,686
AEON Financial Service Co., Ltd.	2,000	55,666
American Express Co.	36,200	3,105,960
Capital One Financial Corp.	22,185	1,589,111
Credit Saison Co., Ltd.	4,800	134,931
Discover Financial Services	18,600	991,380
SLM Corp.	16,800	447,720

		6,369,454

Diversified Financial Services - 2.3%
ASX Ltd.	5,841	197,140
Bank of America Corp.	408,502	6,462,502
Berkshire Hathaway, Inc. - Class B (a)	69,200	8,063,876
Citigroup, Inc.	115,299	6,101,623
CME Group, Inc./IL - Class A	11,600	950,620
Deutsche Boerse AG	5,823	450,059
Eurazeo SA	978	71,908
Exor SpA	2,972	116,335
First Pacific Co., Ltd./Hong Kong (b)	71,400	81,547
Groupe Bruxelles Lambert SA	2,435	215,182
Hong Kong Exchanges and Clearing Ltd.	33,000	579,298
Industrivarden AB - Class C	3,718	66,893
ING Groep NV (a)	115,586	1,499,808
IntercontinentalExchange Group, Inc. (a)	4,145	884,166
Investment AB Kinnevik - Class B	6,747	264,906
Investor AB - Class B	13,743	448,086
Japan Exchange Group, Inc.	7,400	198,250
JPMorgan Chase & Co.	143,200	8,193,904
Leucadia National Corp.	11,100	318,126
London Stock Exchange Group PLC	5,317	141,307
McGraw Hill Financial, Inc.	10,400	774,800
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,540	104,989
Moody’s Corp.	7,300	544,799
NASDAQ OMX Group, Inc. (The)	4,400	172,876
ORIX Corp.	38,170	697,716
Pargesa Holding SA	816	63,070
Pohjola Bank PLC	4,181	78,809
Resolution Ltd.	41,892	234,192
Singapore Exchange Ltd.	25,000	143,960
Wendel SA	972	134,645

		38,255,392

Insurance - 2.3%
ACE Ltd.	12,900	1,325,862
Admiral Group PLC	5,785	117,521
Aegon NV	53,669	476,627
Aflac, Inc.	17,700	1,174,749
Ageas	6,684	281,793
AIA Group Ltd.	362,300	1,834,177
Allianz SE	13,757	2,386,791
Allstate Corp. (The)	17,700	960,579
American International Group, Inc.	55,940	2,783,015
AMP Ltd.	87,681	371,758
Aon PLC	11,700	955,188

Company	Shares	U.S. $ Value
Assicurazioni Generali SpA	35,230	$807,219
Assurant, Inc.	2,900	188,326
Aviva PLC	88,192	619,403
AXA SA	54,061	1,414,216
Baloise Holding AG	1,434	168,974
Chubb Corp. (The)	9,800	945,210
Cincinnati Financial Corp.	5,500	288,255
CNP Assurances	5,109	97,522
Dai-ichi Life Insurance Co., Ltd. (The)	25,700	403,581
Delta Lloyd NV	5,709	138,555
Direct Line Insurance Group PLC	33,896	130,451
Genworth Financial, Inc. - Class A (a)	18,600	281,046
Gjensidige Forsikring ASA	6,034	108,496
Hannover Rueck SE	1,820	151,229
Hartford Financial Services Group, Inc.	17,200	612,836
Insurance Australia Group Ltd.	61,844	340,781
Legal & General Group PLC	176,979	618,394
Lincoln National Corp.	10,100	518,433
Loews Corp.	11,600	549,260
Mapfre SA	32,476	128,814
Marsh & McLennan Cos., Inc.	20,800	986,960
MetLife, Inc.	41,500	2,165,885
MS&AD Insurance Group Holdings	15,300	413,056
Muenchener Rueckversicherungs AG	5,411	1,181,578
NKSJ Holdings, Inc.	10,000	278,068
Old Mutual PLC	146,138	475,148
Principal Financial Group, Inc.	10,400	526,552
Progressive Corp. (The)	21,000	586,530
Prudential Financial, Inc.	17,700	1,571,052
Prudential PLC	77,216	1,646,789
QBE Insurance Group Ltd.	36,785	524,210
RSA Insurance Group PLC	107,257	186,737
Sampo - Class A	12,645	588,656
SCOR SE	4,628	161,718
Sony Financial Holdings, Inc.	5,243	93,554
Standard Life PLC	71,148	408,247
Suncorp Group Ltd.	38,818	466,291
Swiss Life Holding AG (a)	968	199,955
Swiss Re AG (a)	10,626	944,282
T&D Holdings, Inc.	17,450	231,017
Tokio Marine Holdings, Inc.	20,900	695,397
Torchmark Corp.	3,500	266,000
Travelers Cos., Inc. (The)	14,300	1,297,582
Tryg A/S	740	66,769
Unum Group	10,100	339,057
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,159	60,782
XL Group PLC	10,900	348,691
Zurich Insurance Group AG (a)	4,494	1,252,498

		39,142,122

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	15,000	1,166,550
Ascendas Real Estate Investment Trust	212,150	375,043
British Land Co. PLC	105,140	1,050,007
CapitaMall Trust	271,200	420,129
CFS Retail Property Trust Group	213,050	397,699
Corio NV	7,139	309,250
Gecina SA	2,099	275,423

Company	Shares	U.S. $ Value
GPT Group	172,700	$562,023
Hammerson PLC	75,836	632,530
ICADE	3,517	322,104
Japan Real Estate Investment Corp.	65	685,248
Keppel REIT (b)	113,300	106,785
Klepierre	10,505	487,386
Land Securities Group PLC	83,451	1,299,943
Link REIT (The)	245,050	1,195,777
Macerich Co. (The)	16,050	913,887
Mirvac Group	388,791	600,983
Nippon Building Fund, Inc.	74	868,739
Plum Creek Timber Co., Inc.	6,100	266,814
Unibail-Rodamco SE	5,179	1,352,177
Westfield Group	221,345	2,093,090
Westfield Retail Trust	308,549	855,695

		16,237,282

Real Estate Management & Development - 0.8%
Aeon Mall Co., Ltd.	11,920	342,729
CapitaLand Ltd.	271,950	656,148
CapitaMalls Asia Ltd.	142,446	231,558
CBRE Group, Inc. - Class A (a)	11,500	278,760
City Developments Ltd.	57,450	457,049
Daito Trust Construction Co., Ltd.	2,200	208,975
Daiwa House Industry Co., Ltd.	18,000	350,406
Henderson Land Development Co., Ltd.	111,440	648,936
IMMOFINANZ AG (a)	27,863	133,411
Keppel Land Ltd.	79,350	222,244
Kerry Properties Ltd.	68,900	272,367
Mitsui Fudosan Co., Ltd.	90,990	3,094,535
Nomura Real Estate Holdings, Inc.	12,980	306,214
NTT Urban Development Corp.	11,771	135,881
Sino Land Co., Ltd.	316,660	432,416
Sumitomo Realty & Development Co., Ltd.	47,540	2,258,418
Sun Hung Kai Properties Ltd.	166,450	2,133,267
Tokyu Fudosan Holdings Corp. (a)	15,832	144,960
Wharf Holdings Ltd.	161,300	1,336,987

		13,645,261

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	15,500	144,770
People’s United Financial, Inc.	12,000	181,680

		326,450

		205,578,108

Information Technology - 7.5%
Communications Equipment - 0.8%
Alcatel-Lucent (a)	83,882	353,145
Cisco Systems, Inc.	202,500	4,303,125
F5 Networks, Inc. (a)	3,000	246,780
Harris Corp.	4,100	264,491
JDS Uniphase Corp. (a)	8,900	108,046
Juniper Networks, Inc. (a)	19,100	387,157
Motorola Solutions, Inc.	10,300	678,564
Nokia Oyj (a)	112,363	907,584
QUALCOMM, Inc.	65,500	4,819,490

Company	Shares	U.S. $ Value
Telefonaktiebolaget LM Ericsson - Class B	91,820	$1,143,980

		13,212,362

Computers & Peripherals - 1.5%
Apple, Inc.	34,553	19,213,887
EMC Corp./MA	79,600	1,898,460
Gemalto NV (b)	2,390	269,839
Hewlett-Packard Co.	73,000	1,996,550
NEC Corp.	74,000	163,587
NetApp, Inc.	12,900	532,125
SanDisk Corp.	9,200	626,980
Seagate Technology PLC	12,080	592,403
Western Digital Corp.	8,100	607,824

		25,901,655

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	6,100	518,500
Citizen Holdings Co., Ltd.	7,900	60,873
Corning, Inc.	55,900	954,772
FLIR Systems, Inc.	5,300	157,251
Fujifilm Holdings Corp.	14,000	383,282
Hamamatsu Photonics KK	2,200	86,811
Hexagon AB - Class B	7,137	218,960
Hirose Electric Co., Ltd.	900	137,870
Hitachi High-Technologies Corp.	1,900	44,537
Hitachi Ltd.	145,000	1,070,346
Hoya Corp.	13,100	354,405
Ibiden Co., Ltd.	3,400	58,262
Jabil Circuit, Inc.	6,900	139,863
Keyence Corp.	1,400	562,924
Kyocera Corp.	9,800	519,645
Molex, Inc.	5,200	200,928
Murata Manufacturing Co., Ltd.	6,200	533,447
Nippon Electric Glass Co., Ltd.	11,000	59,237
Omron Corp.	6,200	255,511
Shimadzu Corp.	7,000	65,155
TDK Corp.	3,700	173,040
TE Connectivity Ltd.	15,700	827,704
Yaskawa Electric Corp.	6,000	80,567
Yokogawa Electric Corp.	6,500	98,548

		7,562,438

Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	6,700	299,624
Dena Co., Ltd. (b)	3,181	61,778
eBay, Inc. (a)	44,300	2,238,036
Google, Inc. - Class A (a)	10,639	11,272,978
Kakaku.com, Inc.	4,441	81,397
United Internet AG	3,220	129,225
VeriSign, Inc. (a)	5,700	324,102
Yahoo Japan Corp.	43,325	209,202
Yahoo!, Inc. (a)	35,900	1,327,582

		15,943,924

IT Services - 1.4%
Accenture PLC - Class A	24,600	1,905,762
Amadeus IT Holding SA - Class A	11,479	429,571

Company	Shares	U.S. $ Value
AtoS	1,746	$147,707
Automatic Data Processing, Inc.	18,400	1,472,368
Cap Gemini SA	4,316	280,873
Cognizant Technology Solutions Corp. - Class A (a)	11,400	1,070,346
Computer Sciences Corp.	5,700	299,934
Computershare Ltd.	14,264	141,337
FedFundEffective 35 Total Return on Mastercard, Inc.	3,980	3,028,024
Fidelity National Information Services, Inc.	11,100	562,548
Fiserv, Inc. (a)	5,100	560,439
Fujitsu Ltd. (a)	56,000	261,408
International Business Machines Corp.	39,500	7,097,360
Itochu Techno-Solutions Corp.	800	30,552
Nomura Research Institute Ltd.	3,100	101,784
NTT Data Corp.	3,804	137,196
Otsuka Corp.	500	63,966
Paychex, Inc.	12,200	533,506
Teradata Corp. (a)	6,200	282,968
Total System Services, Inc.	6,000	186,300
Visa, Inc. - Class A	19,200	3,906,432
Western Union Co. (The) - Class W	21,100	351,737

		22,852,118

Office Electronics - 0.1%
Brother Industries Ltd.	7,100	90,171
Canon, Inc.	34,200	1,139,090
Konica Minolta, Inc.	14,500	146,305
Ricoh Co., Ltd.	20,000	229,871
Xerox Corp.	46,500	529,170

		2,134,607

Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	4,500	58,119
Altera Corp.	12,100	390,225
Analog Devices, Inc.	11,700	564,174
Applied Materials, Inc.	45,500	787,150
ARM Holdings PLC	42,167	697,474
ASM Pacific Technology Ltd.	7,200	59,856
ASML Holding NV	10,783	1,007,827
Broadcom Corp. - Class A	19,900	531,131
Infineon Technologies AG	32,611	330,822
Intel Corp.	188,400	4,491,456
KLA-Tencor Corp.	6,300	402,381
Lam Research Corp. (a)	6,188	322,457
Linear Technology Corp.	8,800	374,440
LSI Corp.	20,800	167,856
Microchip Technology, Inc.	7,400	320,346
Micron Technology, Inc. (a)	39,000	822,900
NVIDIA Corp.	21,900	341,640
Rohm Co., Ltd.	2,900	126,181
STMicroelectronics NV	19,205	151,357
Sumco Corp.	3,500	34,009
Teradyne, Inc. (a)	7,200	122,616
Texas Instruments, Inc.	42,000	1,806,000
Tokyo Electron Ltd.	5,200	282,188
Xilinx, Inc.	10,000	444,300

		14,636,905

Company	Shares	U.S. $ Value
Software - 1.5%
Adobe Systems, Inc. (a)	19,000	$1,078,820
Autodesk, Inc. (a)	8,500	384,625
CA, Inc.	12,500	412,500
Citrix Systems, Inc. (a)	7,100	421,172
Dassault Systemes	1,901	218,193
Electronic Arts, Inc. (a)	11,400	252,852
GungHo Online Entertainment, Inc. (a) (b)	105	69,093
Intuit, Inc.	10,600	786,838
Konami Corp.	3,100	80,655
Microsoft Corp.	284,800	10,859,424
Nexon Co., Ltd.	3,295	30,754
NICE Systems Ltd.	1,741	68,551
Nintendo Co., Ltd.	3,200	413,186
Oracle Corp.	139,200	4,912,368
Oracle Corp. Japan	1,200	47,313
Red Hat, Inc. (a)	7,200	337,320
Sage Group PLC (The)	32,587	185,513
Salesforce.com, Inc. (a)	20,500	1,067,845
SAP AG	27,800	2,298,663
Symantec Corp.	26,400	593,736
Trend Micro, Inc./Japan	3,200	125,486

		24,644,907

		126,888,916

Consumer Discretionary - 7.3%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	5,800	233,862
BorgWarner, Inc.	4,400	471,548
Bridgestone Corp.	19,600	719,424
Cie Generale des Etablissements Michelin - Class B	5,640	611,985
Continental AG	3,315	690,917
Delphi Automotive PLC	11,021	645,279
Denso Corp.	14,700	737,973
GKN PLC	49,375	305,499
Goodyear Tire & Rubber Co. (The)	9,300	207,018
Johnson Controls, Inc.	25,900	1,308,209
Koito Manufacturing Co., Ltd.	3,000	57,791
NGK Spark Plug Co., Ltd.	6,000	139,617
NHK Spring Co., Ltd.	5,000	56,612
NOK Corp.	2,900	46,519
Nokian Renkaat Oyj	3,401	168,086
Pirelli & C. SpA	7,177	110,400
Stanley Electric Co., Ltd.	4,300	94,812
Sumitomo Rubber Industries Ltd. (b)	5,200	73,591
Toyoda Gosei Co., Ltd.	2,000	49,281
Toyota Boshoku Corp.	2,000	27,584
Toyota Industries Corp.	4,900	213,516
Valeo SA	2,275	241,278
Yokohama Rubber Co., Ltd. (The)	6,000	62,213

		7,273,014

Automobiles - 1.2%
Bayerische Motoren Werke AG	9,990	1,145,542

Company	Shares	U.S. $ Value
Bayerische Motoren Werke AG (Preference Shares)	1,629	$141,041
Daihatsu Motor Co., Ltd.	6,000	109,993
Daimler AG	29,025	2,401,297
Fiat SpA (a)	26,408	209,035
Ford Motor Co.	148,900	2,543,212
Fuji Heavy Industries Ltd.	18,000	510,171
General Motors Co. (a)	35,797	1,386,418
Harley-Davidson, Inc.	8,500	569,670
Honda Motor Co., Ltd.	49,200	2,085,357
Isuzu Motors Ltd.	35,000	224,087
Mazda Motor Corp. (a)	81,000	373,956
Mitsubishi Motors Corp. (a)(b)	13,300	144,485
Nissan Motor Co., Ltd.	74,900	682,764
Porsche Automobil Holding SE (Preference Shares)	4,620	469,172
Renault SA	5,792	512,995
Suzuki Motor Corp.	11,000	283,027
Toyota Motor Corp.	83,200	5,195,810
Volkswagen AG	891	231,704
Volkswagen AG (Preference Shares)	4,364	1,156,404
Yamaha Motor Co., Ltd.	8,400	134,334

		20,510,474

Distributors - 0.0%
Genuine Parts Co.	5,900	488,756
Jardine Cycle & Carriage Ltd.	3,000	84,321

		573,077

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	2,200	84,625
Gree, Inc. (b)	3,190	29,114
H&R Block, Inc.	10,300	287,267

		401,006

Hotels, Restaurants & Leisure - 0.9%
Accor SA	4,798	210,204
Carnival Corp.	16,800	606,648
Carnival PLC	5,538	201,497
Chipotle Mexican Grill, Inc. - Class A (a)	1,200	628,632
Compass Group PLC	54,484	820,177
Crown Resorts Ltd.	12,087	185,611
Darden Restaurants, Inc.	4,900	261,317
Echo Entertainment Group Ltd.	21,554	49,322
Flight Centre Travel Group Ltd.	1,667	73,874
Galaxy Entertainment Group Ltd. (a)	63,400	496,546
Genting Singapore PLC	184,000	215,532
International Game Technology	9,800	171,402
Marriott International, Inc./DE - Class A	9,000	423,180
McDonald’s Corp.	38,000	3,700,060
McDonald’s Holdings Co. Japan Ltd. (b)	2,000	55,026
MGM China Holdings Ltd.	28,600	101,407
Oriental Land Co., Ltd./Japan	1,600	235,844
Sands China Ltd.	72,200	546,049
Shangri-La Asia Ltd.	46,000	88,014
SJM Holdings Ltd.	58,500	187,808
Sodexo	2,841	285,326

Company	Shares	U.S. $ Value
Starbucks Corp.	28,400	$2,313,464
Starwood Hotels & Resorts Worldwide, Inc.	7,400	551,152
TABCORP Holdings Ltd.	20,931	67,154
Tatts Group Ltd.	40,615	114,201
TUI Travel PLC	12,695	76,187
Whitbread PLC	5,502	320,590
William Hill PLC	25,262	159,135
Wyndham Worldwide Corp.	5,100	365,721
Wynn Macau Ltd.	45,500	174,145
Wynn Resorts Ltd.	3,000	497,610
Yum! Brands, Inc.	17,000	1,320,560

		15,503,395

Household Durables - 0.3%
Casio Computer Co., Ltd.	6,700	76,079
DR Horton, Inc.	10,600	210,728
Electrolux AB - Class B	7,258	176,358
Garmin Ltd. (b)	4,130	200,553
Harman International Industries, Inc.	2,600	210,704
Husqvarna AB - Class B	11,342	67,988
Iida Group Holdings Co., Ltd. (a)	3,989	80,251
Leggett & Platt, Inc.	5,400	163,134
Lennar Corp. - Class A	6,200	221,712
Newell Rubbermaid, Inc.	10,900	330,815
Panasonic Corp.	66,500	764,232
PulteGroup, Inc.	12,900	242,004
Rinnai Corp.	1,100	83,154
Sekisui Chemical Co., Ltd.	13,000	152,594
Sekisui House Ltd.	16,000	221,336
Sharp Corp./Japan (a)	43,000	140,976
Sony Corp.	30,500	557,516
Whirlpool Corp.	3,000	458,280

		4,358,414

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	13,800	5,431,956
Expedia, Inc.	3,500	222,915
NetFlix, Inc. (a)	2,200	804,760
priceline.com, Inc. (a)	1,960	2,336,967
Rakuten, Inc.	21,913	336,718
TripAdvisor, Inc. (a)	4,200	370,944

		9,504,260

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	4,300	231,426
Mattel, Inc.	13,100	606,137
Namco Bandai Holdings, Inc.	5,400	109,639
Nikon Corp.	10,300	195,698
Sankyo Co., Ltd.	1,700	77,994
Sega Sammy Holdings, Inc.	5,600	147,454
Shimano, Inc.	2,400	213,127
Yamaha Corp.	4,800	75,803

		1,657,278

Media - 1.7%
Axel Springer AG	1,194	71,834
British Sky Broadcasting Group PLC	31,275	419,125

Company	Shares	U.S. $ Value
Cablevision Systems Corp. - Class A	8,100	$135,837
CBS Corp. - Class B	21,600	1,264,896
Comcast Corp. - Class A	99,800	4,977,026
Dentsu, Inc.	6,600	275,097
DIRECTV (a)	21,200	1,401,532
Discovery Communications, Inc. - Class A (a)	9,300	811,611
Eutelsat Communications SA	4,311	126,660
Gannett Co., Inc.	8,600	232,716
Graham Holdings Co.	200	134,700
Hakuhodo DY Holdings, Inc.	7,020	55,920
Interpublic Group of Cos., Inc. (The)	16,200	281,880
ITV PLC	111,000	344,602
JCDecaux SA	2,088	82,179
Kabel Deutschland Holding AG	667	87,007
Lagardere SCA	3,344	113,303
News Corp. - Class A (a)	18,825	338,097
Omnicom Group, Inc.	9,800	700,210
Pearson PLC	24,665	544,596
ProSiebenSat.1 Media AG	5,604	251,591
Publicis Groupe SA	5,454	480,963
REA Group Ltd.	1,588	58,526
Reed Elsevier NV	20,893	445,679
Reed Elsevier PLC	35,474	512,358
RTL Group SA	1,166	140,771
Scripps Networks Interactive, Inc. - Class A	3,200	238,688
SES SA	9,155	270,917
Singapore Press Holdings Ltd. (b)	48,000	162,866
Sky Deutschland AG (a)	13,215	135,367
Telenet Group Holding NV	1,546	85,079
Time Warner Cable, Inc. - Class A	11,000	1,520,420
Time Warner, Inc.	35,300	2,319,563
Toho Co., Ltd./Tokyo	3,400	73,694
Twenty-First Century Fox, Inc. - Class A	75,400	2,525,146
Viacom, Inc. - Class B	16,900	1,354,873
Walt Disney Co. (The)	63,188	4,457,282
Wolters Kluwer NV	9,109	256,578
WPP PLC	40,227	887,833

		28,577,022

Multiline Retail - 0.3%
Dollar General Corp. (a)	11,360	646,838
Dollar Tree, Inc. (a)	8,500	473,025
Don Quijote Co., Ltd.	1,700	104,129
Family Dollar Stores, Inc.	3,600	251,172
Harvey Norman Holdings Ltd. (b)	14,346	42,182
Isetan Mitsukoshi Holdings Ltd.	10,700	154,164
J Front Retailing Co., Ltd.	14,000	109,523
Kohl’s Corp.	7,700	425,656
Macy’s, Inc.	14,500	772,270
Marks & Spencer Group PLC	48,738	387,789
Marui Group Co., Ltd.	6,700	68,985
Next PLC	4,741	426,332
Nordstrom, Inc.	5,600	348,376
Takashimaya Co., Ltd.	7,392	70,129
Target Corp.	24,300	1,553,499

		5,834,069

Company	Shares	U.S. $ Value
Specialty Retail - 1.1%
ABC-Mart, Inc.	800	$36,495
Abercrombie & Fitch Co. - Class A	2,900	99,412
AutoNation, Inc. (a)	1,500	73,560
AutoZone, Inc. (a)	1,460	673,936
Bed Bath & Beyond, Inc. (a)	8,300	647,649
Best Buy Co., Inc.	10,100	409,555
CarMax, Inc. (a)	8,500	427,975
Fast Retailing Co., Ltd.	1,600	608,236
GameStop Corp. - Class A	4,500	217,125
Gap, Inc. (The)	11,000	450,670
Hennes & Mauritz AB - Class B	28,646	1,213,946
Home Depot, Inc. (The)	55,400	4,469,118
Inditex SA	6,583	1,050,115
Kingfisher PLC	70,786	434,856
L Brands, Inc.	9,100	591,409
Lowe’s Cos., Inc.	40,600	1,927,688
Nitori Holdings Co., Ltd.	1,050	97,290
O’Reilly Automotive, Inc. (a)	4,200	524,832
PetSmart, Inc.	3,890	288,288
Ross Stores, Inc.	8,300	634,618
Sanrio Co., Ltd. (b)	1,400	64,221
Shimamura Co., Ltd.	700	71,881
Staples, Inc.	25,100	389,803
Tiffany & Co.	4,500	401,130
TJX Cos., Inc.	27,300	1,716,624
Urban Outfitters, Inc. (a)	4,100	159,982
USS Co., Ltd.	6,610	90,928
Yamada Denki Co., Ltd.	27,660	96,497

		17,867,839

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG	6,313	766,420
Asics Corp.	5,000	82,622
Burberry Group PLC	13,344	332,806
Christian Dior SA (b)	1,643	320,064
Cie Financiere Richemont SA	15,750	1,595,887
Coach, Inc.	10,600	613,740
Fossil Group, Inc. (a)	2,029	258,231
Hugo Boss AG	956	128,229
Kering	2,280	505,437
Li & Fung Ltd.	176,000	239,486
Luxottica Group SpA	5,027	265,219
LVMH Moet Hennessy Louis Vuitton SA (b)	7,651	1,439,995
Michael Kors Holdings Ltd. (a)	6,810	555,356
NIKE, Inc. - Class B	27,400	2,168,436
PVH Corp.	3,111	416,625
Ralph Lauren Corp.	2,300	403,029
Swatch Group AG (The)	931	608,957
Swatch Group AG (The) (REG)	1,310	146,150
VF Corp.	3,400	797,572
Yue Yuen Industrial Holdings Ltd.	22,000	68,167

		11,712,428

		123,772,276

Company	Shares	U.S. $ Value
Industrials - 7.2%
Aerospace & Defense - 1.3%
BAE Systems PLC	96,992	$677,640
Boeing Co. (The)	25,900	3,477,075
Cobham PLC	31,371	135,514
European Aeronautic Defence and Space Co. NV	17,792	1,262,737
Finmeccanica SpA (a)	12,210	88,833
General Dynamics Corp.	12,600	1,154,916
Honeywell International, Inc.	29,800	2,637,598
L-3 Communications Holdings, Inc.	3,400	351,764
Lockheed Martin Corp.	10,100	1,430,867
Meggitt PLC	23,803	194,029
Northrop Grumman Corp.	8,900	1,002,852
Precision Castparts Corp.	5,600	1,447,320
Raytheon Co.	12,300	1,090,764
Rockwell Collins, Inc.	5,100	370,923
Rolls-Royce Holdings PLC (a)	56,729	1,144,538
Safran SA (b)	8,168	537,200
Singapore Technologies Engineering Ltd.	46,000	148,038
Textron, Inc.	10,500	348,915
Thales SA (b)	2,744	167,260
United Technologies Corp.	32,100	3,558,606
Zodiac Aerospace	1,029	174,432

		21,401,821

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	6,100	357,643
Deutsche Post AG	27,359	965,887
Expeditors International of Washington, Inc.	7,800	338,832
FedEx Corp.	11,200	1,553,440
Kuehne & Nagel International AG	1,630	210,912
TNT Express NV	10,713	98,117
Toll Holdings Ltd.	19,628	102,106
United Parcel Service, Inc. - Class B	26,900	2,754,022
Yamato Holdings Co., Ltd.	11,100	235,773

		6,616,732

Airlines - 0.1%
ANA Holdings, Inc. (b)	34,000	68,741
Cathay Pacific Airways Ltd.	35,000	74,210
Delta Air Lines, Inc.	31,983	926,867
Deutsche Lufthansa AG (REG) (a)	6,939	150,437
easyJet PLC	4,785	111,195
International Consolidated Airlines Group SA (a)	27,989	167,699
Japan Airlines Co., Ltd.	1,806	91,965
Qantas Airways Ltd. (a)	28,514	31,675
Ryanair Holdings PLC (Sponsored ADR) (a)	820	39,381
Singapore Airlines Ltd.	16,000	134,200
Southwest Airlines Co.	27,300	507,507

		2,303,877

Building Products - 0.2%
Asahi Glass Co., Ltd.	30,000	193,743
Assa Abloy AB - Class B	10,081	509,524
Cie de St-Gobain	12,577	667,602
Daikin Industries Ltd.	7,100	451,365
Geberit AG	1,139	334,283

Company	Shares	U.S. $ Value
LIXIL Group Corp.	8,000	$207,308
Masco Corp.	13,500	302,670
TOTO Ltd.	9,000	132,398

		2,798,893

Commercial Services & Supplies - 0.3%
ADT Corp. (The)	8,250	334,620
Aggreko PLC	8,116	212,765
Babcock International Group PLC	10,924	233,922
Brambles Ltd.	46,985	406,245
Cintas Corp.	3,900	216,450
Dai Nippon Printing Co., Ltd.	17,000	175,544
Edenred	6,126	220,867
G4S PLC	45,624	194,909
Park24 Co., Ltd.	3,000	56,668
Pitney Bowes, Inc.	7,600	176,092
Republic Services, Inc. - Class A	11,200	390,992
Secom Co., Ltd.	6,400	395,644
Securitas AB - Class B	9,447	97,165
Serco Group PLC	14,544	108,395
Societe BIC SA	909	111,391
Stericycle, Inc. (a)	3,300	387,684
Toppan Printing Co., Ltd. (b)	17,000	137,597
Tyco International Ltd.	17,500	667,450
Waste Management, Inc.	16,600	758,288

		5,282,688

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	4,348	140,430
Bouygues SA (b)	5,770	217,122
Chiyoda Corp.	5,000	68,524
Ferrovial SA	12,172	230,345
Fluor Corp.	6,200	482,422
Hochtief AG	930	81,973
Jacobs Engineering Group, Inc. (a)	4,900	292,873
JGC Corp.	7,000	261,324
Kajima Corp.	25,000	93,609
Kinden Corp.	4,000	42,177
Koninklijke Boskalis Westminster NV	2,396	119,399
Leighton Holdings Ltd. (b)	5,087	75,212
Obayashi Corp.	19,000	102,690
OCI (a)	2,738	110,496
Quanta Services, Inc. (a)	8,000	236,880
Shimizu Corp.	17,000	79,580
Skanska AB - Class B	11,464	218,193
Taisei Corp.	29,000	132,022
Vinci SA	14,438	927,154

		3,912,425

Electrical Equipment - 0.6%
ABB Ltd. (REG) (a)	66,347	1,694,024
Alstom SA	6,507	238,527
AMETEK, Inc.	9,289	457,205
Eaton Corp. PLC	17,909	1,301,268
Emerson Electric Co.	27,200	1,822,128
First Solar, Inc. (a)	2,500	149,550
Fuji Electric Co., Ltd.	16,000	72,558

Company	Shares	U.S. $ Value
Legrand SA	7,981	$440,106
Mabuchi Motor Co., Ltd.	800	48,135
Mitsubishi Electric Corp.	58,000	671,468
Nidec Corp.	3,100	300,175
Osram Licht AG (a)	2,527	149,675
Prysmian SpA	6,151	160,501
Rockwell Automation, Inc.	5,300	601,974
Roper Industries, Inc.	3,800	492,860
Schneider Electric SA	16,040	1,357,220
Sumitomo Electric Industries Ltd.	22,700	354,316

		10,311,690

Industrial Conglomerates - 1.3%
3M Co.	24,100	3,217,591
Danaher Corp.	22,100	1,653,080
General Electric Co.	391,800	10,445,388
Hutchison Whampoa Ltd.	64,000	814,514
Keppel Corp., Ltd.	43,000	387,386
Koninklijke Philips NV	29,396	1,051,233
NWS Holdings Ltd.	44,000	65,804
SembCorp Industries Ltd.	29,000	124,737
Siemens AG	23,923	3,157,672
Smiths Group PLC	11,879	266,559
Toshiba Corp.	121,000	523,268

		21,707,232

Industrial Warehouse Distribution - 0.3%
DCT Industrial Trust, Inc.	24,310	181,353
EastGroup Properties, Inc.	2,330	141,175
First Industrial Realty Trust, Inc.	8,450	147,537
Global Logistic Properties Ltd.	323,515	759,324
GLP J-Reit	125	124,911
Hansteen Holdings PLC	49,063	85,695
Hopewell Holdings Ltd.	17,000	56,984
Industrial & Infrastructure Fund Investment Corp. (b)	11	96,559
Japan Logistics Fund, Inc.	12	116,820
Kerry Logistic	34,450	0
Mapletree Industrial Trust	88,912	95,544
Mapletree Logistics Trust	109,955	91,957
Nippon Prologis REIT, Inc. (b)	27	261,259
ProLogis, Inc.	57,085	2,165,234
Pure Industrial Real Estate Trust	10,400	44,045
Segro PLC	78,401	428,688
STAG Industrial, Inc.	3,200	69,376
Warehouses De Pauw SCA	840	60,378

		4,926,839

Machinery - 1.3%
Alfa Laval AB	9,492	224,726
Amada Co., Ltd.	10,000	88,724
Andritz AG	2,197	139,324
Atlas Copco AB - Class A	20,261	563,369
Atlas Copco AB - Class B	11,774	296,739
Caterpillar, Inc.	24,900	2,106,540
CNH Industrial NV (a)	28,447	325,272
Cummins, Inc.	6,700	886,812
Deere & Co.	14,700	1,238,328

Company	Shares	U.S. $ Value
Dover Corp.	6,500	$589,810
FANUC Corp.	5,800	977,477
Flowserve Corp.	5,400	385,452
GEA Group AG	5,518	256,893
Hino Motors Ltd.	8,000	124,362
Hitachi Construction Machinery Co., Ltd.	3,300	70,799
IHI Corp.	39,000	163,333
Illinois Tool Works, Inc.	15,700	1,249,406
IMI PLC	9,593	229,942
Ingersoll-Rand PLC	10,500	749,910
Invensys PLC	19,686	160,939
Japan Steel Works Ltd. (The)	9,000	48,131
Joy Global, Inc.	4,000	226,240
JTEKT Corp.	6,200	96,078
Kawasaki Heavy Industries Ltd.	42,000	172,654
Komatsu Ltd.	28,200	588,158
Kone Oyj - Class B (b)	4,701	431,472
Kubota Corp.	32,000	547,786
Kurita Water Industries Ltd.	3,200	68,571
Makita Corp.	3,400	169,753
MAN SE	1,064	129,353
Melrose Industries PLC	37,175	177,447
Metso Oyj (b)	3,856	155,806
Mitsubishi Heavy Industries Ltd.	91,000	585,283
Nabtesco Corp.	4,000	93,294
NGK Insulators Ltd.	8,000	146,779
NSK Ltd.	14,000	165,936
PACCAR, Inc.	13,400	767,954
Pall Corp.	4,200	351,540
Parker Hannifin Corp.	5,700	671,688
Pentair Ltd.	7,784	550,484
Sandvik AB	32,170	448,674
Scania AB - Class B	9,655	191,217
Schindler Holding AG	1,392	191,762
Schindler Holding AG (REG)	650	90,450
SembCorp Marine Ltd. (b)	25,000	88,390
SKF AB - Class B	12,024	327,450
SMC Corp./Japan	1,600	386,008
Snap-On, Inc.	2,200	233,530
Stanley Black & Decker, Inc.	6,100	496,479
Sulzer AG	724	112,433
Sumitomo Heavy Industries Ltd.	16,000	77,179
THK Co., Ltd.	3,400	82,675
Vallourec SA	3,235	183,720
Volvo AB - Class B	45,668	600,662
Wartsila Oyj Abp	5,356	261,906
Weir Group PLC (The)	6,430	224,909
Xylem, Inc./NY	7,000	241,920
Yangzijiang Shipbuilding Holdings Ltd. (b)	52,500	48,704
Zardoya Otis SA	5,150	88,277

		21,348,909

Marine - 0.1%
AP Moeller - Maersk A/S (Line of A Shares) - Class A	17	161,833
AP Moeller - Maersk A/S - Class B	40	404,572
Mitsui OSK Lines Ltd.	32,000	142,430

Company	Shares	U.S. $ Value
Nippon Yusen KK	48,000	$148,915

		857,750

Mixed Office Industrial - 0.0%
Goodman Group	183,348	807,001

Professional Services - 0.2%
Adecco SA (a)	3,998	307,581
ALS Ltd./Queensland (b)	11,308	86,166
Bureau Veritas SA	6,657	197,517
Capita PLC	19,845	323,489
Dun & Bradstreet Corp. (The)	1,500	175,275
Equifax, Inc.	4,600	309,718
Experian PLC	30,199	556,111
Intertek Group PLC	4,868	241,645
Nielsen Holdings NV	7,888	340,446
Randstad Holding NV	3,742	232,882
Robert Half International, Inc.	5,200	200,876
Seek Ltd.	9,683	117,675
SGS SA	166	373,587

		3,462,968

Road & Rail - 0.5%
Asciano Ltd.	28,502	149,764
Aurizon Holdings Ltd.	60,118	255,505
Central Japan Railway Co.	4,345	523,009
ComfortDelGro Corp., Ltd.	60,000	93,902
CSX Corp.	38,700	1,055,349
DSV A/S	5,431	165,907
East Japan Railway Co.	10,200	836,862
Hankyu Hanshin Holdings, Inc.	34,000	187,709
Kansas City Southern	4,200	508,284
Keikyu Corp.	14,000	117,511
Keio Corp.	17,000	112,818
Keisei Electric Railway Co., Ltd.	8,000	77,826
Kintetsu Corp.	53,000	185,924
MTR Corp., Ltd.	43,500	168,464
Nippon Express Co., Ltd.	24,000	123,948
Norfolk Southern Corp.	11,900	1,043,511
Odakyu Electric Railway Co., Ltd.	19,000	169,200
Ryder System, Inc.	2,000	139,680
Tobu Railway Co., Ltd.	30,000	146,617
Tokyu Corp.	34,000	229,322
Union Pacific Corp.	17,700	2,868,108
West Japan Railway Co.	5,078	222,285

		9,381,505

Trading Companies & Distributors - 0.3%
Brenntag AG	1,554	275,646
Bunzl PLC	10,036	227,691
Fastenal Co.	10,200	474,606
ITOCHU Corp.	45,000	568,495
Marubeni Corp.	49,000	355,798
Mitsubishi Corp.	42,400	834,979
Mitsui & Co., Ltd.	52,400	726,777
Noble Group Ltd.	129,000	113,470
Rexel SA	6,397	162,154
Sojitz Corp.	37,700	69,686
Sumitomo Corp.	33,900	419,862

Company	Shares	U.S. $ Value
Toyota Tsusho Corp.	6,400	$165,124
Travis Perkins PLC	7,395	216,983
Wolseley PLC	8,274	445,564
WW Grainger, Inc.	2,300	593,216

		5,650,051

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	11,600	246,457
Aeroports de Paris	930	102,338
Atlantia SpA	9,984	222,613
Auckland International Airport Ltd.	30,155	86,348
Fraport AG Frankfurt Airport Services Worldwide	1,113	81,871
Groupe Eurotunnel SA	16,572	162,692
Hutchison Port Holdings Trust - Class U	150,500	102,329
Kamigumi Co., Ltd.	7,000	63,123
Mitsubishi Logistics Corp.	4,000	63,395
Sydney Airport	6,417	22,780
Transurban Group	42,466	271,020

		1,424,966

		122,195,347

Health Care - 7.1%
Biotechnology - 1.0%
Actelion Ltd. (a)	3,081	256,460
Alexion Pharmaceuticals, Inc. (a)	7,440	926,280
Amgen, Inc.	28,400	3,239,872
Biogen Idec, Inc. (a)	9,000	2,618,730
Celgene Corp. (a)	15,800	2,555,966
CSL Ltd.	14,677	916,895
Elan Corp. PLC (a)	14,651	264,572
Gilead Sciences, Inc. (a)	57,800	4,324,018
Grifols SA	4,500	205,699
Novozymes A/S - Class B	6,821	263,348
Regeneron Pharmaceuticals, Inc. (a)	2,900	852,194
Vertex Pharmaceuticals, Inc. (a)	8,855	614,714

		17,038,748

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	59,000	2,253,210
Baxter International, Inc.	20,500	1,403,225
Becton Dickinson and Co.	7,400	803,566
Boston Scientific Corp. (a)	51,100	591,738
CareFusion Corp. (a)	8,300	330,755
Cochlear Ltd.	1,721	91,519
Coloplast A/S - Class B	3,352	219,879
Covidien PLC	17,800	1,215,028
CR Bard, Inc.	2,900	402,752
DENTSPLY International, Inc.	5,400	256,824
Edwards Lifesciences Corp. (a)	4,300	281,779
Elekta AB - Class B	11,120	166,649
Essilor International SA	6,168	646,358
Getinge AB - Class B	6,039	188,529
Intuitive Surgical, Inc. (a)	1,530	576,657
Medtronic, Inc.	38,300	2,195,356
Olympus Corp. (a)	7,300	246,004

Company	Shares	U.S. $ Value
Smith & Nephew PLC	26,916	$358,658
Sonova Holding AG (a)	1,544	215,064
St Jude Medical, Inc.	10,700	625,094
Stryker Corp.	10,900	811,178
Sysmex Corp.	2,200	143,399
Terumo Corp.	4,600	240,822
Varian Medical Systems, Inc. (a)	4,100	320,005
William Demant Holding A/S (a)(b)	770	71,914
Zimmer Holdings, Inc.	6,400	585,024

		15,240,986

Health Care Providers & Services - 0.9%
Aetna, Inc.	14,309	986,319
Alfresa Holdings Corp.	1,300	67,465
AmerisourceBergen Corp. - Class A	8,700	613,611
Cardinal Health, Inc.	12,900	833,340
Celesio AG (b)	2,566	82,180
CIGNA Corp.	10,800	944,460
DaVita HealthCare Partners, Inc. (a)	6,400	381,120
Express Scripts Holding Co. (a)	30,983	2,086,705
Fresenius Medical Care AG & Co. KGaA	6,496	455,628
Fresenius SE & Co. KGaA	3,806	538,278
Humana, Inc.	6,000	623,940
Laboratory Corp. of America Holdings (a)	3,500	356,475
McKesson Corp.	8,600	1,426,654
Medipal Holdings Corp.	4,100	54,699
Miraca Holdings, Inc.	1,700	79,073
Patterson Cos., Inc.	3,100	128,619
Quest Diagnostics, Inc.	6,000	365,640
Ramsay Health Care Ltd.	3,963	139,575
Ryman Healthcare Ltd.	11,244	70,891
Sonic Healthcare Ltd.	11,373	171,673
Suzuken Co., Ltd./Aichi Japan	2,200	74,801
Tenet Healthcare Corp. (a)	3,850	166,128
UnitedHealth Group, Inc.	38,700	2,882,376
WellPoint, Inc.	11,400	1,058,832

		14,588,482

Health Care Technology - 0.0%
Cerner Corp. (a)	11,000	632,170
M3, Inc.	22	57,490

		689,660

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	13,000	696,410
Life Technologies Corp. (a)	5,600	423,920
Lonza Group AG (a)	1,597	148,554
PerkinElmer, Inc.	4,200	159,768
QIAGEN NV (a)	7,138	166,270
Thermo Fisher Scientific, Inc.	13,600	1,371,560
Waters Corp. (a)	3,300	328,449

		3,294,931

Pharmaceuticals - 4.1%
AbbVie, Inc.	60,000	2,907,000

Company	Shares	U.S. $ Value
Actavis PLC (a)	6,592	$1,074,957
Allergan, Inc./United States	11,200	1,086,960
Astellas Pharma, Inc.	13,100	777,322
AstraZeneca PLC	37,778	2,166,267
Bayer AG	24,951	3,323,468
Bristol-Myers Squibb Co.	62,200	3,195,836
Chugai Pharmaceutical Co., Ltd.	6,800	162,451
Daiichi Sankyo Co., Ltd.	20,300	373,176
Dainippon Sumitomo Pharma Co., Ltd.	4,800	69,289
Eisai Co., Ltd.	7,600	297,072
Eli Lilly & Co.	37,600	1,888,272
Forest Laboratories, Inc. (a)	8,900	456,659
GlaxoSmithKline PLC	147,603	3,904,792
Hisamitsu Pharmaceutical Co., Inc.	1,900	100,840
Hospira, Inc. (a)	6,200	243,722
Johnson & Johnson	106,500	10,081,290
Kyowa Hakko Kirin Co., Ltd.	7,000	81,613
Merck & Co., Inc.	114,400	5,700,552
Merck KGaA	1,950	338,139
Mitsubishi Tanabe Pharma Corp.	7,000	96,229
Mylan, Inc./PA (a)	14,400	635,472
Novartis AG	69,309	5,479,568
Novo Nordisk A/S - Class B	12,017	2,152,890
Ono Pharmaceutical Co., Ltd.	2,500	189,507
Orion Oyj - Class B	2,986	78,653
Otsuka Holdings Co., Ltd. (b)	10,940	319,940
Perrigo Co.	3,400	530,026
Pfizer, Inc.	252,907	8,024,739
Roche Holding AG	21,169	5,904,561
Sanofi	35,979	3,801,496
Santen Pharmaceutical Co., Ltd.	2,300	109,697
Shionogi & Co., Ltd.	9,000	198,139
Shire PLC	16,716	756,886
Taisho Pharmaceutical Holdings Co., Ltd.	952	65,508
Takeda Pharmaceutical Co., Ltd.	23,800	1,157,152
Teva Pharmaceutical Industries Ltd.	25,634	1,045,432
Tsumura & Co.	1,800	48,887
UCB SA	3,321	222,688
Zoetis, Inc.	18,864	587,614

		69,634,761

		120,487,568

Consumer Staples - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev NV	24,244	2,471,401
Asahi Group Holdings Ltd.	11,700	320,697
Beam, Inc.	6,100	411,933
Brown-Forman Corp. - Class B	5,750	431,365
Carlsberg A/S - Class B	3,228	353,026
Coca-Cola Amatil Ltd.	17,279	190,089
Coca-Cola Co. (The)	145,100	5,831,569
Coca-Cola Enterprises, Inc.	9,700	406,818
Coca-Cola HBC AG (a)	6,028	168,980
Coca-Cola West Co., Ltd.	1,900	42,102
Constellation Brands, Inc. - Class A (a)	5,800	408,378
Diageo PLC	75,738	2,412,870
Dr Pepper Snapple Group, Inc.	7,700	371,602
Heineken Holding NV	3,042	191,262

Company	Shares	U.S. $ Value
Heineken NV	6,952	$471,880
Kirin Holdings Co., Ltd.	26,000	401,262
Molson Coors Brewing Co. - Class B	5,900	310,753
Monster Beverage Corp. (a)	5,410	320,164
PepsiCo, Inc.	58,600	4,949,356
Pernod Ricard SA	6,396	725,192
Remy Cointreau SA	798	67,978
SABMiller PLC (London)	29,010	1,494,231
Suntory Beverage & Food Ltd. (a)	3,729	117,777
Treasury Wine Estates Ltd.	18,445	82,448

		22,953,133

Food & Staples Retailing - 1.3%
Aeon Co., Ltd.	18,300	246,586
Carrefour SA	18,542	728,092
Casino Guichard Perrachon SA	1,701	190,076
Colruyt SA	2,288	128,835
Costco Wholesale Corp.	16,600	2,082,138
CVS Caremark Corp.	46,400	3,106,944
Delhaize Group SA	3,075	178,794
Distribuidora Internacional de Alimentacion SA	18,446	168,789
FamilyMart Co., Ltd.	1,800	82,337
J Sainsbury PLC	36,482	243,148
Jeronimo Martins SGPS SA	7,595	156,643
Koninklijke Ahold NV	30,411	553,229
Kroger Co. (The)	19,700	822,475
Lawson, Inc.	2,000	146,716
Metcash Ltd.	24,909	69,170
Metro AG	3,912	196,109
Olam International Ltd.	44,000	53,972
Safeway, Inc.	9,100	318,227
Seven & I Holdings Co., Ltd.	22,700	837,401
Sysco Corp.	22,400	753,312
Tesco PLC	242,892	1,381,699
Wal-Mart Stores, Inc.	62,100	5,030,721
Walgreen Co.	32,700	1,935,840
Wesfarmers Ltd.	29,996	1,172,220
Whole Foods Market, Inc.	13,100	741,460
WM Morrison Supermarkets PLC	66,599	289,149
Woolworths Ltd.	37,741	1,156,828

		22,770,910

Food Products - 1.4%
Ajinomoto Co., Inc. (b)	18,000	256,791
Archer-Daniels-Midland Co.	24,900	1,002,225
Aryzta AG (a)	2,632	195,842
Associated British Foods PLC	10,749	402,781
Barry Callebaut AG (a)	67	76,432
Calbee, Inc.	2,292	58,211
Campbell Soup Co.	6,700	259,491
ConAgra Foods, Inc.	15,700	517,943
Danone	17,112	1,244,531
General Mills, Inc.	24,400	1,230,492
Golden Agri-Resources Ltd.	212,000	97,001
Hershey Co. (The)	5,700	552,273
Hormel Foods Corp.	5,100	229,602
JM Smucker Co. (The)	4,100	427,384
Kellogg Co.	9,600	582,144

Company	Shares	U.S. $ Value
Kerry Group PLC - Class A	4,506	$288,994
Kikkoman Corp.	5,000	95,970
Kraft Foods Group, Inc.	22,500	1,195,200
Lindt & Spruengli AG	26	112,140
Lindt & Spruengli AG (REG)	4	205,229
McCormick & Co., Inc./MD	5,000	345,000
Mead Johnson Nutrition Co. - Class A	7,700	650,727
MEIJI Holdings Co., Ltd. (b)	1,900	106,255
Mondelez International, Inc. - Class A	67,600	2,266,628
Nestle SA	97,165	7,088,123
Nippon Meat Packers, Inc.	5,000	80,885
Nisshin Seifun Group, Inc.	6,000	64,977
Nissin Foods Holdings Co., Ltd.	1,800	72,495
Orkla ASA	23,056	179,180
Suedzucker AG	2,464	62,019
Tate & Lyle PLC	14,070	180,550
Toyo Suisan Kaisha Ltd.	3,000	87,436
Tyson Foods, Inc. - Class A	10,700	339,083
Unilever NV	49,149	1,930,791
Unilever PLC	38,724	1,564,284
Wilmar International Ltd.	57,000	159,737
Yakult Honsha Co., Ltd.	2,700	137,565
Yamazaki Baking Co., Ltd. (b)	3,000	30,933

		24,377,344

Household Products - 1.0%
Clorox Co. (The)	5,000	465,850
Colgate-Palmolive Co.	33,200	2,184,892
Henkel AG & Co. KGaA	3,920	387,446
Henkel AG & Co. KGaA (Preference Shares)	5,376	608,177
Kimberly-Clark Corp.	14,600	1,593,736
Procter & Gamble Co. (The)	103,900	8,750,458
Reckitt Benckiser Group PLC	19,517	1,565,781
Svenska Cellulosa AB SCA - Class B	17,783	518,297
Unicharm Corp.	3,500	221,849

		16,296,486

Personal Products - 0.2%
Avon Products, Inc.	16,400	292,412
Beiersdorf AG	3,042	308,499
Estee Lauder Cos., Inc. (The) - Class A	9,100	682,136
Kao Corp.	15,600	513,236
L’Oreal SA	7,576	1,266,195
Shiseido Co., Ltd.	10,900	186,831

		3,249,309

Tobacco - 0.9%
Altria Group, Inc.	76,100	2,814,178
British American Tobacco PLC	57,335	3,050,233
Imperial Tobacco Group PLC	29,208	1,109,437
Japan Tobacco, Inc.	33,144	1,120,950
Lorillard, Inc.	14,300	734,019
Philip Morris International, Inc.	62,000	5,303,480
Reynolds American, Inc.	12,000	605,400

Company	Shares	U.S. $ Value
Swedish Match AB	6,095	$189,190

		14,926,887

		104,574,069

Energy - 5.3%
Energy Equipment & Services - 0.9%
Aker Solutions ASA	4,960	87,877
AMEC PLC	8,970	165,871
Baker Hughes, Inc.	16,700	951,232
Cameron International Corp. (a)	9,400	520,666
Cie Generale de Geophysique-Veritas (a)	4,749	98,138
Diamond Offshore Drilling, Inc.	2,600	156,130
Ensco PLC - Class A	8,800	519,904
FMC Technologies, Inc. (a)	9,000	432,900
Fugro NV	2,125	129,118
Halliburton Co.	32,700	1,722,636
Helmerich & Payne, Inc.	4,000	308,000
Nabors Industries Ltd.	11,100	183,705
National Oilwell Varco, Inc.	16,200	1,320,300
Noble Corp. PLC	9,600	365,952
Petrofac Ltd.	7,827	162,141
Rowan Cos., PLC (a)	4,700	162,714
Saipem SpA	7,989	178,998
Schlumberger Ltd.	50,400	4,456,368
Seadrill Ltd.	11,327	481,049
Subsea 7 SA	7,961	155,014
Technip SA	3,066	306,949
Tenaris SA	14,248	319,225
Transocean Ltd.	12,915	650,658
Transocean Ltd.	10,872	547,184
WorleyParsons Ltd.	6,235	92,593

		14,475,322

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	19,000	1,687,580
Apache Corp.	14,900	1,363,201
BG Group PLC	102,695	2,094,572
BP PLC	567,946	4,466,501
Cabot Oil & Gas Corp.	15,900	547,755
Caltex Australia Ltd.	4,073	70,528
Chesapeake Energy Corp.	19,600	526,652
Chevron Corp.	73,500	8,999,340
ConocoPhillips	46,300	3,370,640
Consol Energy, Inc.	8,600	305,988
Delek Group Ltd.	130	49,173
Denbury Resources, Inc. (a)	14,100	235,188
Devon Energy Corp.	14,300	866,866
ENI SpA	76,754	1,837,210
EOG Resources, Inc.	10,300	1,699,500
EQT Corp.	5,700	485,127
Exxon Mobil Corp.	168,503	15,751,660
Galp Energia SGPS SA	10,470	173,406
Hess Corp.	11,300	916,769
Idemitsu Kosan Co., Ltd.	700	62,903
Inpex Corp.	26,436	306,744
Japan Petroleum Exploration Co.	900	34,647
JX Holdings, Inc.	67,000	348,893
Kinder Morgan, Inc./DE	23,935	850,650

Company	Shares	U.S. $ Value
Koninklijke Vopak NV	2,122	$126,941
Lundin Petroleum AB (a)	6,714	139,525
Marathon Oil Corp.	26,800	965,872
Marathon Petroleum Corp.	12,300	1,017,702
Murphy Oil Corp.	6,900	448,017
Neste Oil Oyj (b)	3,868	73,958
Newfield Exploration Co. (a)	5,100	143,310
Noble Energy, Inc.	13,600	955,264
Occidental Petroleum Corp.	30,500	2,896,280
OMV AG	4,444	217,688
Origin Energy Ltd.	33,127	420,409
Peabody Energy Corp.	10,200	185,640
Phillips 66	23,500	1,635,835
Pioneer Natural Resources Co.	5,200	924,300
QEP Resources, Inc.	6,700	214,534
Range Resources Corp.	6,200	481,430
Repsol SA	25,509	668,869
Royal Dutch Shell PLC - Class A	115,148	3,850,264
Royal Dutch Shell PLC - Class B	75,700	2,651,209
Santos Ltd.	29,168	371,113
Showa Shell Sekiyu KK	5,700	63,366
Southwestern Energy Co. (a)	13,300	514,178
Spectra Energy Corp.	25,300	848,815
Statoil ASA	33,672	758,731
Tesoro Corp.	5,100	299,013
TonenGeneral Sekiyu KK	8,000	77,358
Total SA	64,452	3,898,931
Tullow Oil PLC	27,400	389,108
Valero Energy Corp.	20,600	941,832
Williams Cos., Inc. (The)	25,800	908,676
Woodside Petroleum Ltd.	19,887	676,431
WPX Energy, Inc. (a)	7,500	139,425

		74,955,517

		89,430,839

Materials - 3.1%
Chemicals - 1.7%
Air Liquide SA	9,765	1,359,843
Air Products & Chemicals, Inc.	7,900	859,757
Air Water, Inc.	5,000	70,061
Airgas, Inc.	2,500	271,575
Akzo Nobel NV	7,236	544,643
Arkema SA	1,892	215,855
Asahi Kasei Corp.	38,000	300,226
BASF SE	27,712	2,952,986
CF Industries Holdings, Inc.	2,300	499,974
Croda International PLC	4,097	155,595
Daicel Corp.	8,000	63,490
Dow Chemical Co. (The)	45,800	1,788,948
Eastman Chemical Co.	5,900	454,477
Ecolab, Inc.	10,100	1,082,417
EI du Pont de Nemours & Co.	34,900	2,142,162
EMS-Chemie Holding AG	247	87,153
FMC Corp.	5,200	378,872
Fuchs Petrolub SE (Preference Shares)	1,071	101,011
Givaudan SA (a)	251	353,842
Hitachi Chemical Co., Ltd.	3,100	47,302
Incitec Pivot Ltd.	47,170	111,285

Company	Shares	U.S. $ Value
International Flavors & Fragrances, Inc.	3,100	$273,885
Israel Chemicals Ltd.	13,439	114,416
Israel Corp., Ltd. (The) (a)	82	42,108
Johnson Matthey PLC	6,183	320,313
JSR Corp.	5,400	99,505
K&S AG (b)	5,198	145,040
Kaneka Corp.	8,000	49,288
Kansai Paint Co., Ltd.	7,000	99,402
Koninklijke DSM NV	4,653	364,840
Kuraray Co., Ltd.	10,500	130,645
Lanxess AG	2,511	165,797
Linde AG	5,615	1,145,432
LyondellBasell Industries NV - Class A	17,040	1,315,147
Mitsubishi Chemical Holdings Corp.	40,500	188,551
Mitsubishi Gas Chemical Co., Inc.	11,000	86,253
Mitsui Chemicals, Inc.	24,000	58,698
Monsanto Co.	20,200	2,289,266
Mosaic Co. (The)	10,500	502,950
Nippon Paint Co., Ltd.	5,000	81,184
Nitto Denko Corp.	5,000	254,794
Orica Ltd.	11,069	233,216
PPG Industries, Inc.	5,400	993,924
Praxair, Inc.	11,200	1,414,112
Sherwin-Williams Co. (The)	3,300	603,999
Shin-Etsu Chemical Co., Ltd.	12,400	718,041
Showa Denko KK	45,000	69,906
Sigma-Aldrich Corp.	4,600	396,704
Sika AG	65	213,386
Solvay SA	1,789	272,267
Sumitomo Chemical Co., Ltd.	44,000	177,431
Syngenta AG	2,810	1,101,591
Taiyo Nippon Sanso Corp.	7,000	46,493
Teijin Ltd.	28,000	61,303
Toray Industries, Inc.	44,000	311,568
Ube Industries Ltd./Japan	31,000	64,825
Umicore SA	3,440	153,591
Yara International ASA	5,455	237,515

		28,638,860

Construction Materials - 0.1%
Boral Ltd.	22,259	97,496
CRH PLC	22,007	556,941
Fletcher Building Ltd.	20,700	153,649
HeidelbergCement AG	4,243	331,409
Holcim Ltd. (a)	6,908	500,096
Imerys SA	1,063	85,844
James Hardie Industries PLC	13,325	151,745
Lafarge SA	4,591	325,353
Taiheiyo Cement Corp.	35,000	141,673
Vulcan Materials Co.	4,900	276,213

		2,620,419

Containers & Packaging - 0.1%
Amcor Ltd./Australia	36,407	365,188
Avery Dennison Corp.	3,700	180,930
Ball Corp.	5,600	279,888
Bemis Co., Inc.	3,900	152,217
MeadWestvaco Corp.	6,700	235,237
Owens-Illinois, Inc. (a)	6,200	204,600

Company	Shares	U.S. $ Value
Rexam PLC	23,881	$195,029
Sealed Air Corp.	7,400	237,614
Toyo Seikan Group Holdings Ltd.	4,900	103,468

		1,954,171

Metals & Mining - 1.1%
Alcoa, Inc.	40,500	389,205
Allegheny Technologies, Inc.	4,000	132,880
Alumina Ltd. (a)(b)	70,569	65,327
Anglo American PLC	42,050	924,727
Antofagasta PLC	11,898	153,952
ArcelorMittal (Euronext Amsterdam)	30,148	517,932
BHP Billiton Ltd.	96,759	3,299,809
BHP Billiton PLC	63,724	1,933,233
Boliden AB	8,252	120,332
Cliffs Natural Resources, Inc. (b)	5,800	145,058
Daido Steel Co., Ltd.	8,000	43,666
Fortescue Metals Group Ltd.	46,054	238,140
Freeport-McMoRan Copper & Gold, Inc.	39,300	1,363,317
Fresnillo PLC	5,558	75,376
Glencore Xstrata PLC (a)	319,170	1,612,199
Hitachi Metals Ltd.	6,000	85,342
Iluka Resources Ltd.	12,633	100,702
JFE Holdings, Inc.	14,800	333,612
Kobe Steel Ltd. (a)	75,000	129,100
Maruichi Steel Tube Ltd.	1,400	34,476
Mitsubishi Materials Corp.	33,000	124,229
Newcrest Mining Ltd.	23,127	161,740
Newmont Mining Corp.	18,800	466,804
Nippon Steel & Sumitomo Metal Corp.	229,000	743,600
Norsk Hydro ASA	40,521	172,750
Nucor Corp.	12,000	612,720
Randgold Resources Ltd.	2,643	187,152
Rio Tinto Ltd.	13,148	791,710
Rio Tinto PLC	38,353	2,036,764
Sumitomo Metal Mining Co., Ltd.	16,000	213,183
ThyssenKrupp AG (a)	11,642	304,429
United States Steel Corp. (b)	5,400	144,774
Voestalpine AG	3,382	168,003
Yamato Kogyo Co., Ltd.	1,300	43,701

		17,869,944

Paper & Forest Products - 0.1%
International Paper Co.	16,800	783,720
OJI Holdings Corp.	24,000	113,105
Stora Enso Oyj - Class R	16,604	163,676
UPM-Kymmene Oyj	15,934	264,324

		1,324,825

		52,408,219

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	203,834	7,176,995
Belgacom SA (b)	4,590	136,323
Bezeq The Israeli Telecommunication Corp., Ltd.	54,723	91,516
BT Group PLC	237,768	1,451,660
CenturyLink, Inc.	23,000	706,100

Company	Shares	U.S. $ Value
Deutsche Telekom AG	87,176	$1,382,046
Elisa Oyj	4,287	107,964
Frontier Communications Corp. (b)	37,800	176,904
HKT Trust/HKT Ltd. (b)	61,700	54,045
Iliad SA	785	185,812
Inmarsat PLC	13,526	153,346
Koninklijke KPN NV (a)	95,096	310,099
Nippon Telegraph & Telephone Corp.	11,300	568,085
Orange SA	55,869	728,372
PCCW Ltd.	120,000	51,854
Portugal Telecom SGPS SA (b)	17,736	79,581
Singapore Telecommunications Ltd.	240,000	706,450
Swisscom AG	704	359,637
TDC A/S	24,466	219,493
Telecom Corp. of New Zealand Ltd.	52,201	97,669
Telecom Italia SpA (ordinary shares)	298,142	289,965
Telecom Italia SpA (savings shares)	174,906	134,495
Telefonica Deutschland Holding AG	8,424	68,580
Telefonica SA	123,580	2,036,703
Telekom Austria AG	6,682	56,820
Telenor ASA	20,564	493,479
TeliaSonera AB	71,854	585,753
Telstra Corp., Ltd.	130,348	599,709
Verizon Communications, Inc.	108,400	5,378,808
Vivendi SA	36,311	920,995
Windstream Holdings, Inc. (b)	22,400	180,768
Ziggo NV	4,526	193,863

		25,683,889

Wireless Telecommunication Services - 0.6%
KDDI Corp.	16,216	1,020,907
Millicom International Cellular SA	1,995	178,969
NTT DoCoMo, Inc.	46,032	739,548
Softbank Corp.	29,000	2,353,322
StarHub Ltd.	18,000	60,974
Tele2 AB	9,609	117,068
Vodafone Group PLC	1,459,837	5,412,147

		9,882,935

		35,566,824

Utilities - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	18,400	865,904
Cheung Kong Infrastructure Holdings Ltd.	18,000	118,225
Chubu Electric Power Co., Inc.	19,400	262,344
Chugoku Electric Power Co., Inc. (The)	8,900	130,109
CLP Holdings Ltd.	53,000	434,277
Contact Energy Ltd.	9,841	38,429
Duke Energy Corp.	26,758	1,871,990
Edison International	12,300	568,383
EDP - Energias de Portugal SA	59,203	223,921
Electricite de France (b)	5,910	219,721
Enel SpA	197,464	897,623
Entergy Corp.	6,700	414,663
Exelon Corp.	32,382	871,400
FirstEnergy Corp.	15,800	515,554
Fortum Oyj	13,402	306,723

Company	Shares	U.S. $ Value
Hokkaido Electric Power Co., Inc. (a)	5,500	$64,871
Hokuriku Electric Power Co.	5,100	67,821
Iberdrola SA	141,010	897,846
Kansai Electric Power Co., Inc. (The) (a)	21,200	240,915
Kyushu Electric Power Co., Inc. (a)	12,900	167,343
NextEra Energy, Inc.	16,100	1,361,899
Northeast Utilities	11,900	488,852
Pepco Holdings, Inc.	9,400	179,352
Pinnacle West Capital Corp.	4,100	218,776
Power Assets Holdings Ltd.	41,500	337,029
PPL Corp.	23,900	733,969
Red Electrica Corp. SA	3,265	209,116
Shikoku Electric Power Co., Inc. (a)(b)	5,400	85,575
Southern Co. (The)	32,900	1,336,727
SP AusNet (b)	50,801	53,550
SSE PLC	29,096	630,957
Terna Rete Elettrica Nazionale SpA	44,418	214,317
Tohoku Electric Power Co., Inc. (a)	13,600	150,077
Tokyo Electric Power Co., Inc. (a)	43,500	231,702
Xcel Energy, Inc.	18,800	526,776

		15,936,736

Gas Utilities - 0.2%
AGL Resources, Inc.	4,400	204,776
APA Group	24,339	135,527
Enagas SA	5,763	151,534
Gas Natural SDG SA	10,567	262,996
Hong Kong & China Gas Co., Ltd.	172,800	407,952
ONEOK, Inc.	7,800	452,946
Osaka Gas Co., Ltd.	56,000	226,577
Snam SpA	60,245	323,854
Toho Gas Co., Ltd.	12,000	58,196
Tokyo Gas Co., Ltd.	72,000	358,748

		2,583,106

Independent Power Producers & Energy Traders - 0.1%
AES Corp./VA	23,400	340,938
Electric Power Development Co., Ltd.	3,500	103,491
Enel Green Power SpA	50,724	124,597
NRG Energy, Inc.	12,200	322,812

		891,838

Multi-Utilities - 0.7%
AGL Energy Ltd.	16,721	228,368
Ameren Corp.	9,100	326,235
CenterPoint Energy, Inc.	16,200	379,566
Centrica PLC	155,058	857,582
CMS Energy Corp.	10,000	265,400
Consolidated Edison, Inc.	11,100	612,831
Dominion Resources, Inc./VA	21,900	1,421,529
DTE Energy Co.	6,600	440,484
E.ON SE	54,336	1,044,585
GDF Suez	39,985	926,627
Integrys Energy Group, Inc.	3,000	161,220
National Grid PLC	112,385	1,423,117
NiSource, Inc.	11,800	373,116
PG&E Corp.	16,700	674,179

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	19,100	$624,379
RWE AG	14,766	566,362
SCANA Corp.	5,300	250,001
Sempra Energy	8,500	751,740
Suez Environnement Co.	8,456	145,198
TECO Energy, Inc.	7,700	131,208
United Utilities Group PLC	20,573	221,445
Veolia Environnement SA	10,631	172,066
Wisconsin Energy Corp.	8,600	359,222

		12,356,460

Water Utilities - 0.0%
Severn Trent PLC	7,207	208,022

		31,976,162

Equity:Other - 1.7%
Diversified/Specialty - 1.2%
Activia Properties, Inc. (b)	15	116,169
Aedifica SA	650	45,403
Affine SA	400	7,664
Alexander’s, Inc.	190	61,226
Alexandria Real Estate Equities, Inc.	5,510	348,563
American Assets Trust, Inc.	2,650	82,653
American Homes 4 Rent - Class A (a)	3,550	58,220
ANF Immobilier	500	15,694
Artis Real Estate Investment Trust	9,650	130,780
Azrieli Group	2,800	92,254
Beni Stabili SpA	63,300	42,718
BioMed Realty Trust, Inc.	14,750	274,055
CA Immobilien Anlagen AG (a)	5,619	93,537
Campus Crest Communities, Inc.	4,950	49,252
Canadian Real Estate Investment Trust	5,200	208,039
Chambers Street Properties (b)	18,150	150,100
Cheung Kong Holdings Ltd.	42,000	662,753
Cofinimmo	1,320	162,800
Conwert Immobilien Invest SE (a)	4,644	58,993
Country Garden Holdings Co., Ltd.	336,199	221,579
Crown Castle International Corp. (a)	11,090	823,211
Daejan Holdings PLC	405	28,465
Dexus Property Group	482,884	458,103
DIC Asset AG (b)	1,750	15,800
Digital Realty Trust, Inc. (b)	9,860	465,786
Duke Realty Corp.	24,960	378,893
Dundee Real Estate Investment Trust	8,000	210,814
DuPont Fabros Technology, Inc.	4,940	115,942
Eurobank Properties Real Estate Investment Co. (a)	2,050	23,036
F&C Commercial Property Trust Ltd.	38,033	73,186
Fastighets AB Balder (a)	6,950	63,480
Fonciere Des Regions	3,527	299,776
Forest City Enterprises, Inc. (a)	11,160	217,620
Granite Real Estate Investment Trust	3,600	121,462
H&R Real Estate Investment Trust	20,606	412,876
Hamborner REIT AG	3,450	34,362
Hang Lung Properties Ltd.	238,500	798,540
Helical Bar PLC	7,600	41,349
Hulic Co., Ltd.	30,736	541,330
Hysan Development Co., Ltd.	67,150	312,584

Company	Shares	U.S. $ Value
Investors Real Estate Trust	7,910	$69,687
Iron Mountain, Inc.	6,264	176,144
Kiwi Income Property Trust	76,000	68,631
Klovern AB	6,240	27,541
Kungsleden AB	10,450	71,831
Lend Lease Group	16,495	165,821
Lexington Realty Trust	16,580	170,277
Londonmetric Property PLC	44,877	95,356
Mapletree Commercial Trust	98,300	96,265
Mitsubishi Estate Co., Ltd.	135,190	3,757,357
Mobimo Holding AG (a)	500	106,134
Morguard Real Estate Investment Trust	2,700	41,470
Mucklow A & J Group PLC	3,550	28,374
New World China Land Ltd.	199,200	102,632
New World Development Co., Ltd.	377,550	508,838
Nieuwe Steen Investments NV	4,174	26,138
Nomura Real Estate Master Fund, Inc.	111	109,087
Premier Investment Corp.	15	58,464
Quintain Estates & Development PLC (a)	34,962	53,490
Schroder Real Estate Investment Trust Ltd.	27,313	22,011
Select Income REIT	2,100	57,624
Shui On Land Ltd.	232,350	75,568
Silver Bay Realty Trust Corp.	2,850	45,628
Soho China Ltd. (b)	118,250	106,798
Spirit Realty Capital, Inc.	27,276	270,851
Sponda Oyj	18,510	91,471
ST Modwen Properties PLC	12,673	74,023
Suntec Real Estate Investment Trust	157,750	195,976
Swire Pacific Ltd. - Class A	20,500	247,240
Swire Properties Ltd.	123,300	329,809
TAG Immobilien AG	9,520	111,582
Tokyu REIT, Inc.	14	83,726
Top REIT, Inc. (b)	12	53,000
Unite Group PLC	13,523	87,939
United Urban Investment Corp.	234	335,129
UOL Group Ltd.	54,400	269,188
Vornado Realty Trust	19,370	1,703,204
Wallenstam AB - Class B	7,700	107,670
Washington Real Estate Investment Trust	5,040	119,650
Wereldhave Belgium NV	150	17,121
Wereldhave NV	1,670	127,392
Weyerhaeuser Co.	21,800	656,834
Wheelock & Co., Ltd.	27,000	131,241
Wihlborgs Fastigheter AB	5,070	87,588
Winthrop Realty Trust	2,300	26,588
WP Carey, Inc.	4,450	279,326

		19,766,781

Health Care - 0.4%
Chartwell Retirement Residences	13,250	124,575
Extendicare, Inc./US (b)	6,600	42,486
HCP, Inc.	52,010	1,912,408
Health Care REIT, Inc.	32,670	1,829,193
Healthcare Realty Trust, Inc.	7,350	162,656
LTC Properties, Inc.	2,650	102,052
Medical Properties Trust, Inc.	12,380	163,540
National Health Investors, Inc.	1,900	111,853
Omega Healthcare Investors, Inc.	8,940	292,249
Primary Health Properties PLC	7,195	39,087

Company	Shares	U.S. $ Value
Sabra Health Care REIT, Inc.	2,850	$76,038
Senior Housing Properties Trust	14,430	326,839
Universal Health Realty Income Trust	960	40,685
Ventas, Inc.	33,740	1,917,444

		7,141,105

Triple Net - 0.1%
Agree Realty Corp.	1,000	29,300
EPR Properties	3,610	181,547
Getty Realty Corp.	1,900	35,017
National Retail Properties, Inc. (b)	9,300	295,275
Realty Income Corp. (b)	15,067	574,203

		1,115,342

		28,023,228

Retail - 0.9%
Regional Mall - 0.4%
CBL & Associates Properties, Inc.	13,040	235,502
General Growth Properties, Inc.	42,350	878,763
Glimcher Realty Trust	11,130	108,072
Pennsylvania Real Estate Investment Trust	5,010	90,130
Rouse Properties, Inc. (b)	1,750	42,683
Simon Property Group, Inc.	35,420	5,307,687
Taubman Centers, Inc.	4,900	320,362

		6,983,199

Shopping Center/Other Retail - 0.5%
Acadia Realty Trust	4,210	109,334
American Realty Capital Properties, Inc.	14,200	186,162
BWP Trust	48,010	100,170
Calloway Real Estate Investment Trust	7,800	184,769
Capital & Counties Properties PLC	50,315	271,895
Cedar Realty Trust, Inc.	5,500	31,900
Charter Hall Retail REIT	25,276	87,201
Citycon Oyj	17,630	62,915
Cole Real Estate Investment, Inc.	36,050	515,875
Crombie Real Estate Investment Trust	4,100	51,436
DDR Corp.	19,420	310,526
Deutsche Euroshop AG	3,515	156,065
Development Securities PLC	9,363	33,689
Equity One, Inc.	4,530	101,472
Eurocommercial Properties NV	2,640	106,936
Excel Trust, Inc.	3,450	40,434
Federal Realty Investment Trust	5,080	525,882
Federation Centres Ltd.	138,408	300,025
First Capital Realty, Inc. (b)	6,330	104,492
Fortune Real Estate Investment Trust	99,350	81,672
Frontier Real Estate Investment Corp. (b)	14	130,772
Immobiliare Grande Distribuzione	10,374	12,264
Inland Real Estate Corp.	6,550	71,002
Intu Properties PLC	72,169	379,131
Japan Retail Fund Investment Corp.	235	463,151
Kimco Realty Corp.	46,580	960,480
Kite Realty Group Trust	7,100	46,505
Mercialys SA	3,140	66,986
Ramco-Gershenson Properties Trust	4,630	74,080
Regency Centers Corp.	7,020	328,817

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp.	5,500	$80,135
RioCan Real Estate Investment Trust (Toronto)	23,100	535,677
Saul Centers, Inc.	990	48,144
Shaftesbury PLC	19,183	193,171
Tanger Factory Outlet Centers	7,190	237,773
Unibail-Rodamco SE	5,267	1,375,152
Urstadt Biddle Properties, Inc. - Class A	1,800	34,308
Vastned Retail NV	1,460	65,970
Weingarten Realty Investors	8,320	237,453

		8,703,821

		15,687,020

Residential - 0.8%
Multi-Family - 0.6%
Advance Residence Investment Corp.	93	201,832
Agile Property Holdings Ltd.	96,100	107,828
Apartment Investment & Management Co. - Class A	16,690	419,086
Associated Estates Realty Corp.	3,850	61,254
AvalonBay Communities, Inc.	14,550	1,725,048
Boardwalk Real Estate Investment Trust	3,050	169,787
BRE Properties, Inc.	5,920	303,282
Camden Property Trust	6,550	379,376
Canadian Apartment Properties REIT	7,800	150,487
Daiwahouse Residential Investment Corp.	25	98,880
Deutsche Annington Immobilien SE (a)	2,750	71,563
Deutsche Wohnen AG	22,022	442,256
Deutsche Wohnen AG	10,073	197,497
Equity Lifestyle Properties, Inc.	5,780	205,190
Equity Residential	39,500	2,035,830
Essex Property Trust, Inc.	2,930	444,803
GAGFAH SA (a)	8,600	124,477
Grainger PLC	31,565	103,634
Home Properties, Inc.	4,350	228,723
Killam Properties, Inc. (b)	3,900	39,237
LEG Immobilien AG (a)	2,050	117,828
Mid-America Apartment Communities, Inc.	5,712	344,091
Nippon Accommodations Fund, Inc.	18	122,639
Northern Property Real Estate Investment Trust	2,450	64,700
Persimmon PLC (a)	9,168	173,766
Post Properties, Inc.	4,150	177,869
Shimao Property Holdings Ltd.	106,550	266,117
Stockland	245,406	859,490
Sun Communities, Inc.	2,640	107,712
UDR, Inc.	19,230	447,482
Wing Tai Holdings Ltd.	34,175	54,409
Yanlord Land Group Ltd. (b)	50,888	49,420

		10,295,593

Self Storage - 0.2%
Big Yellow Group PLC	9,854	77,129
CubeSmart	10,380	168,363
Extra Space Storage, Inc.	8,000	335,360
Public Storage	16,520	2,522,604
Safestore Holdings PLC	14,350	37,335
Sovran Self Storage, Inc.	2,430	162,178

		3,302,969

Company	Shares	U.S. $ Value
Student Housing - 0.0%
American Campus Communities, Inc.	8,020	$260,088
Education Realty Trust, Inc.	8,780	76,386

		336,474

		13,935,036

Office - 0.7%
Office - 0.7%
Allied Properties Real Estate Investment Trust	5,250	160,976
Allreal Holding AG (a)	730	101,317
Alstria Office REIT-AG (a)	5,220	65,766
Befimmo SA (b)	1,220	83,848
Boston Properties, Inc.	17,450	1,736,100
Brandywine Realty Trust	12,050	160,024
Brookfield Office Properties, Inc. (b)	19,250	373,025
CapitaCommercial Trust	210,300	248,463
Castellum AB	12,610	190,621
Champion REIT	196,100	87,632
Cominar Real Estate Investment Trust	9,605	163,345
Commonwealth Property Office Fund	180,340	208,284
CommonWealth REIT	9,080	216,740
Corporate Office Properties Trust	6,300	140,049
Cousins Properties, Inc.	13,514	144,735
Derwent London PLC	7,070	280,210
Douglas Emmett, Inc.	10,140	233,017
Dundee International Real Estate Investment Trust	7,250	58,338
Empire State Realty Trust, Inc. (a)(b)	5,500	79,475
Fabege AB	9,990	114,868
First Potomac Realty Trust	4,500	54,000
Franklin Street Properties Corp.	6,770	87,062
Government Properties Income Trust	4,170	103,458
Great Portland Estates PLC	26,431	251,448
Highwoods Properties, Inc.	6,880	247,130
Hongkong Land Holdings Ltd.	90,200	532,294
Hudson Pacific Properties, Inc.	3,250	67,405
Hufvudstaden AB - Class A	8,530	110,465
Intervest Offices & Warehouses	500	12,943
Investa Office Fund	43,883	124,495
Japan Excellent, Inc.	16	94,600
Japan Prime Realty Investment Corp.	87	291,215
Kenedix Realty Investment Corp. - Class A	22	102,385
Kilroy Realty Corp.	5,820	293,037
Liberty Property Trust	10,980	355,642
Mack-Cali Realty Corp.	6,720	136,819
Mori Hills REIT Investment Corp. (b)	18	123,042
Mori Trust Sogo Reit, Inc. (b)	14	117,245
Nomura Real Estate Office Fund, Inc.	39	184,739
NorthWest Healthcare Properties Real Estate Investment Trust	2,300	22,837
Norwegian Property ASA	40,050	49,680
Orix JREIT, Inc.	121	150,705
Parkway Properties, Inc./MD	3,300	60,357
Piedmont Office Realty Trust, Inc. - Class A	12,750	208,845
Prime Office REIT-AG (a)	2,950	11,865
PS Business Parks, Inc.	1,390	108,865
PSP Swiss Property AG (a)	3,030	259,808

Company	Shares	U.S. $ Value
SL Green Realty Corp.	7,030	$636,004
Societe de la Tour Eiffel	450	31,123
Swiss Prime Site AG (a)	5,927	453,365
Technopolis Oyj	5,200	31,231
Tokyo Tatemono Co., Ltd.	44,910	444,707
Workspace Group PLC	7,997	66,082

		10,671,731

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Prime, Inc. (a)	972	19,887
Ashford Hospitality Trust, Inc.	4,860	39,900
CDL Hospitality Trusts	48,288	62,448
Chesapeake Lodging Trust	3,700	88,319
DiamondRock Hospitality Co.	14,970	171,107
FelCor Lodging Trust, Inc. (a)	9,540	69,833
Hersha Hospitality Trust	13,190	75,579
Hospitality Properties Trust	10,710	290,991
Host Hotels & Resorts, Inc.	85,410	1,572,398
InnVest Real Estate Investment Trust	6,500	28,262
InterContinental Hotels Group PLC	8,042	249,988
LaSalle Hotel Properties	7,300	228,636
Pebblebrook Hotel Trust	4,700	142,551
RLJ Lodging Trust	9,400	226,916
Strategic Hotels & Resorts, Inc. (a)	12,850	114,750
Sunstone Hotel Investors, Inc.	12,480	163,113

		3,544,678

Total Common Stocks (cost $887,033,180)		1,084,740,021

INVESTMENT COMPANIES - 8.7%
Funds and Investment Trusts - 8.7%
F&C UK Real Estate Investment Ltd.	16,360	22,085
iShares International Developed Real Estate ETF	3,192	106,613
iShares MSCI Emerging Markets ETF	1,445,970	61,236,830
iShares US Real Estate ETF (b)	1,681	106,071
Medicx Fund Ltd.	27,875	36,737
Picton Property Income Ltd.	26,434	23,249
Standard Life Investment Property Income Trust PLC	11,700	13,245
UK Commercial Property Trust Ltd./fund	31,249	39,014
Vanguard REIT ETF	1,304,280	85,430,340

Total Investment Companies (cost $150,657,227)		147,014,184

PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings PLC - Class C 0.00% (cost $7,920)	4,878,694	7,983

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
CaixaBank SA, expiring 12/10/13 (a)	51,570	3,784

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS – 26.3%
Investment Companies - 26.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d)+ (cost $440,245,342)		440,245,342	$440,245,342

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 3/13/14 (e) (cost $3,999,074)	U.S.$	4,000	3,999,074

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $1,481,946,229)			1,676,010,388

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $9,457,494)		9,457,494	9,457,494

Total Investments – 99.7% (cost $1,491,403,723) (f)			1,685,467,882
Other assets less liabilities – 0.3%			4,446,228

Net Assets – 100.0%			$1,689,914,110

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	469	December 2013	$18,943,475	$19,660,014	$716,539
FTSE 100 Index Futures	84	December 2013	9,016,618	9,141,744	125,126
Hang Seng Index Futures	11	December 2013	1,685,064	1,697,061	11,997
MSCI EAFE Mini Index Futures	2	December 2013	181,438	187,320	5,882
S&P 500 E Mini Index Futures	1,369	December 2013	115,176,700	123,490,645	8,313,945
S&P Mid Cap 400 E Mini Index Futures	763	December 2013	93,567,945	99,426,530	5,858,585
S&P TSX 60 Index Futures	296	December 2013	40,543,617	42,967,427	2,423,810
SPI 200 Index Futures	29	December 2013	3,476,587	3,516,774	40,187
TOPIX Index Futures	76	December 2013	8,706,460	9,366,001	659,541

					$18,155,612

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	CHF	4,768	USD	5,151	12/17/13	$(110,286)
Barclays Bank PLC Wholesale	EUR	16,538	USD	22,079	12/17/13	(392,229)
Barclays Bank PLC Wholesale	JPY	1,408,249	USD	14,231	12/17/13	482,783
Barclays Bank PLC Wholesale	USD	6,340	JPY	625,426	12/17/13	(234,428)
BNP Paribas SA	AUD	6,824	USD	6,324	12/17/13	118,417
BNP Paribas SA	AUD	1,840	USD	1,662	12/17/13	(11,448)
BNP Paribas SA	GBP	10,090	USD	16,062	12/17/13	(447,134)
BNP Paribas SA	USD	3,197	CHF	2,932	12/17/13	37,910
BNP Paribas SA	USD	17,994	EUR	13,429	12/17/13	253,564
Credit Suisse International	AUD	8,855	USD	8,030	12/17/13	(23,111)
Credit Suisse International	CAD	33,498	USD	31,618	12/17/13	103,836
Credit Suisse International	CHF	3,980	USD	4,385	12/17/13	(7,071)
Credit Suisse International	USD	1,703	CHF	1,521	12/17/13	(24,498)
Credit Suisse International	AUD	17,432	USD	15,715	3/18/14	(45,446)
Credit Suisse International	CHF	12,744	USD	14,051	3/18/14	(22,778)
Deutsche Bank AG London	JPY	2,223,559	USD	22,848	12/17/13	1,140,556
Deutsche Bank AG London	USD	13,371	GBP	8,611	12/17/13	718,085
Goldman Sachs Capital Markets LP	AUD	2,993	USD	2,871	12/17/13	148,716
Goldman Sachs Capital Markets LP	USD	18,260	AUD	20,512	12/17/13	394,075
Goldman Sachs Capital Markets LP	USD	14,102	EUR	10,236	12/17/13	(193,441)
Goldman Sachs Capital Markets LP	USD	7,746	JPY	765,131	12/17/13	(276,553)
HSBC Bank USA	CAD	4,087	USD	3,951	12/17/13	105,653
Royal Bank of Canada	USD	44,451	CAD	46,088	12/17/13	(1,092,765)
Royal Bank of Scotland PLC	USD	2,180	CAD	2,292	12/17/13	(23,453)
Royal Bank of Scotland PLC	USD	3,977	EUR	3,010	12/17/13	112,763
Royal Bank of Scotland PLC	USD	15,215	GBP	9,701	12/17/13	656,773
Royal Bank of Scotland PLC	USD	47,800	JPY	4,643,577	12/17/13	(2,467,349)
State Street Bank & Trust Co.	EUR	14,244	USD	19,324	12/17/13	(30,644)
State Street Bank & Trust Co.	GBP	1,036	USD	1,657	12/17/13	(38,406)
State Street Bank & Trust Co.	JPY	209,991	USD	2,124	12/17/13	74,251
State Street Bank & Trust Co.	USD	4,599	CHF	4,295	12/17/13	140,686
State Street Bank & Trust Co.	USD	5,465	EUR	4,107	12/17/13	115,140
State Street Bank & Trust Co.	EUR	18,155	USD	24,652	3/18/14	(20,365)
State Street Bank & Trust Co.	USD	1,757	AUD	1,884	3/18/14	(54,020)
State Street Bank & Trust Co.	USD	1,802	GBP	1,119	3/18/14	27,756
UBS AG	JPY	2,192,335	USD	21,464	12/17/13	61,274
UBS AG	USD	1,876	CAD	1,952	12/17/13	(39,337)
UBS AG	JPY	3,713,028	USD	36,373	3/18/14	104,182

						$(758,342)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	6,161	0.69%	$31,952	12/16/13	Bank of America, NA	$797,927
Receive	Russell 2000 Total Return Index	1,731	0.52%	8,977	3/17/14	JPMorgan Chase Bank, NA	221,036
Receive	Russell 2000 Total Return Index	245	0.52%	1,271	4/15/14	JPMorgan Chase Bank, NA	31,284
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	279	0.72%	1,049	8/15/14	UBS AG	(26,285)
Receive	MSCI Emerging Markets Index	162,739	0.62%	66,888	12/23/13	UBS AG	839,623
Receive	Russell 2000 Total Return Index	4,248	0.55%	22,031	2/18/14	UBS AG	543,016
Receive	Russell 2000 Total Return Index	2,505	0.36%	12,992	10/15/14	UBS AG	315,137

							$2,721,738

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $452,895.
(f)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $212,420,672 and gross unrealized depreciation of investments was $(18,356,513), resulting in net unrealized appreciation of $194,064,159.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AllianceBernstein Pooling Portfolios

Volatility Management

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$92,851,539		$112,726,569		$	– 0	–	$205,578,108
Information Technology	109,648,640		17,240,276			– 0	–	126,888,916
Consumer Discretionary	78,060,660		45,711,616			– 0	–	123,772,276
Industrials	69,840,369		52,354,978			0^		122,195,347
Health Care	82,816,450		37,671,118			– 0	–	120,487,568
Consumer Staples	61,828,463		42,745,606			– 0	–	104,574,069
Energy	63,413,047		26,017,792			– 0	–	89,430,839
Materials	20,873,346		31,534,873			– 0	–	52,408,219
Telecommunication Services	14,225,070		21,341,754			– 0	–	35,566,824
Utilities	18,085,256		13,890,906			– 0	–	31,976,162
Equity: Other	16,445,900		11,577,328			– 0	–	28,023,228
Retail	11,879,105		3,807,915			– 0	–	15,687,020
Residential	10,984,099		2,753,440			197,497		13,935,036
Office	6,301,140		4,370,591			– 0	–	10,671,731
Lodging	3,232,242		312,436			– 0	–	3,544,678
Investment Companies	146,964,202		49,982			– 0	–	147,014,184
Preferred Stocks	– 0	–	– 0	–		7,983		7,983
Rights	3,784		– 0	–		– 0	–	3,784

Investments in Securities:	Level 1		Level 2		Level 3		Total
Short-Term Investments:					– 0	–
Investment Companies	440,245,342		– 0	–	– 0	–	440,245,342
U.S. Treasury Bills	– 0	–	3,999,074		– 0	–	3,999,074
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,457,494		– 0	–	– 0	–	9,457,494

Total Investments in Securities	1,257,156,148		428,106,254		205,480		1,685,467,882
Other Financial Instruments* :
Assets:
Futures	16,602,222		1,553,390		– 0	–	18,155,612
Forward Currency Exchange Contracts	– 0	–	4,796,420		– 0	–	4,796,420
Total Return Swaps	– 0	–	2,748,023		– 0	–	2,748,023
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,554,762)		– 0	–	(5,554,762)
Total Return Swaps	– 0	–	(26,285)		– 0	–	(26,285)

Total+	$1,273,758,370		$431,623,040		$205,480		$1,705,586,890

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Industrials^			Residential		Preferred Stocks
Balance as of 8/31/13	$	– 0	–	$ – 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–	56,312			63
Purchases		– 0	–	141,185			7,920
Sales		– 0	–	– 0	–		– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 11/30/13	$	– 0	–	$197,497			$7,983

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$	– 0	–	$56,312			$63

	Rights*			Total
Balance as of 8/31/13		$11		$11
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(11)		56,364
Purchases		– 0	–	149,105
Sales		– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 11/30/13	$	– 0	–	$205,480

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$	– 0	–	$56,375

^	The Portfolio held securities with zero market value at period end.
*	The security which had zero market value at year end is no longer held by the Portfolio.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 71.8%
Industrial - 60.3%
Basic - 5.8%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	355	$393,163
Aleris International, Inc.
7.625%, 2/15/18		1,044	1,106,640
7.875%, 11/01/20		466	496,290
ArcelorMittal
6.00%, 3/01/21 (a)		600	629,250
6.125%, 6/01/18		1,330	1,444,712
6.75%, 2/25/22 (a)		865	937,444
7.50%, 10/15/39		338	329,550
Arch Coal, Inc.
7.25%, 6/15/21		594	448,470
Axiall Corp.
4.875%, 5/15/23 (b)		242	227,480
Calcipar SA
6.875%, 5/01/18 (b)		479	510,135
Commercial Metals Co.
6.50%, 7/15/17		1,016	1,122,680
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (b)		500	558,750
GrafTech International Ltd.
6.375%, 11/15/20		365	369,563
Hexion US Finance Corp.
6.625%, 4/15/20		901	917,894
Huntsman International LLC
8.625%, 3/15/21		595	666,400
Ineos Finance PLC
7.50%, 5/01/20 (b)		376	411,720
8.375%, 2/15/19 (b)		425	472,281
INEOS Group Holdings SA
6.125%, 8/15/18 (b)		345	347,156
JMC Steel Group, Inc.
8.25%, 3/15/18 (b)		696	692,520
Kerling PLC
10.625%, 2/01/17 (b)	EUR	255	371,182
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)	U.S.$	897	946,335
Molycorp, Inc.
3.25%, 6/15/16 (a)		667	456,895
10.00%, 6/01/20		869	853,792
Momentive Performance Materials, Inc.
8.875%, 10/15/20		310	326,275
Novelis, Inc./GA
8.75%, 12/15/20		509	570,080
Peabody Energy Corp.
6.00%, 11/15/18		682	724,625
6.25%, 11/15/21		659	673,827
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (b)		288	289,080
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		501	518,535

	Principal Amount (000)		U.S. $ Value
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17	U.S.$	400	$421,000
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (b)	EUR	275	385,815
SPCM SA
6.00%, 1/15/22 (b)	U.S.$	400	418,000
Steel Dynamics, Inc.
5.25%, 4/15/23		307	304,698
6.125%, 8/15/19		515	558,775
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		500	557,500
TPC Group, Inc.
8.75%, 12/15/20 (b)		422	445,737
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (b)	EUR	280	394,770
7.375%, 5/01/21 (a) (b)	U.S.$	535	567,100

			21,866,119

Capital Goods - 5.3%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (b)		297	300,712
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17 (b)	EUR	650	945,117
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	593	607,825
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (b)		403	400,985
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (b)	EUR	100	147,090
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
5.625%, 12/15/16 (b)	U.S.$	575	589,375
Bombardier, Inc.
6.125%, 1/15/23 (b)		967	962,165
CNH Capital LLC
3.625%, 4/15/18		770	777,700
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	542,500
HD Supply, Inc.
7.50%, 7/15/20		400	424,000
8.125%, 4/15/19		300	334,875
HeidelbergCement Finance Luxembourg SA
7.50%, 4/03/20	EUR	765	1,270,768
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	572	646,360
Masco Corp.
7.125%, 3/15/20		650	737,750

	Principal Amount (000)		U.S. $ Value
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (b)	U.S.$	308	$323,400
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		123	122,693
Rexel SA
5.25%, 6/15/20 (b)		502	508,275
6.125%, 12/15/19 (b)		645	670,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21 (a) (c)		2,919	3,072,247
9.00%, 4/15/19		1,005	1,075,350
9.875%, 8/15/19		400	444,000
RSI Home Products, Inc.
6.875%, 3/01/18 (b)		1,012	1,060,070
Sealed Air Corp.
6.875%, 7/15/33 (b)		681	640,140
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (b)		908	957,940
TransDigm, Inc.
5.50%, 10/15/20		370	365,375
7.75%, 12/15/18		1,200	1,290,000
United Rentals North America, Inc.
8.25%, 2/01/21		750	853,125

			20,070,637

Communications - Media - 7.4%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	555	1,004,410
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	985	920,975
5.75%, 1/15/24		623	587,177
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21(b)		644	611,800
6.375%, 9/15/20 (b)		490	505,925
Clear Channel Communications, Inc.
6.875%, 6/15/18		93	80,910
9.00%, 12/15/19		910	928,200
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		525	540,750
Series A
7.625%, 3/15/20		100	104,500
Series B
6.50%, 11/15/22		1,475	1,526,625
Columbus International, Inc.
11.50%, 11/20/14 (b)		698	753,840
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	531,688
CSC Holdings LLC
7.625%, 7/15/18 (a)		1,140	1,313,850
DigitalGlobe, Inc.
5.25%, 2/01/21 (b)		232	226,200
DISH DBS Corp.
5.00%, 3/15/23		2,900	2,762,250

	Principal Amount (000)		U.S. $ Value
6.75%, 6/01/21	U.S.$	350	$377,125
Gannett Co., Inc.
6.375%, 10/15/23 (b)		370	385,725
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,063,912
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (b)		1,044	999,630
7.25%, 10/15/20 (a)		1,900	2,075,750
Intelsat Luxembourg SA
6.75%, 6/01/18 (b)		1,038	1,087,305
8.125%, 6/01/23(b)		485	511,675
Lamar Media Corp.
5.875%, 2/01/22		459	473,344
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (b)		603	616,567
RR Donnelley & Sons Co.
7.25%, 5/15/18		824	931,120
Sinclair Television Group, Inc.
6.125%, 10/01/22		576	583,920
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (b)		263	234,728
5.25%, 8/15/22 (b)		165	167,063
5.875%, 10/01/20 (b)		381	391,478
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		745	759,900
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (b)	EUR	420	613,270
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (b)	U.S.$	332	356,900
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (b)		580	565,500
6.25%, 1/15/29 (b)	EUR	126	167,519
7.50%, 3/15/19 (b)	U.S.$	402	435,076
Univision Communications, Inc.
5.125%, 5/15/23 (b)		281	281,000
6.75%, 9/15/22 (b)		620	682,000
8.50%, 5/15/21 (b)		650	719,875
UPCB Finance III Ltd.
6.625%, 7/01/20 (b)		550	585,750
Virgin Media Finance PLC
6.375%, 4/15/23 (b)		545	562,712

			28,027,944

Communications - Telecommunications - 5.3%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		565	557,938
Series U
7.65%, 3/15/42		680	613,700
Series W
6.75%, 12/01/23		675	690,187

	Principal Amount (000)		U.S. $ Value
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (b)	U.S.$	550	$566,500
Frontier Communications Corp.
7.625%, 4/15/24		258	267,353
7.875%, 1/15/27		127	123,984
9.00%, 8/15/31		545	549,088
InterXion Holding NV
6.00%, 7/15/20 (b)	EUR	213	302,486
Level 3 Financing, Inc.
6.125%, 1/15/21 (b)	U.S.$	287	291,305
7.00%, 6/01/20		800	848,000
MetroPCS Wireless, Inc.
6.25%, 4/01/21 (b)		900	936,000
6.625%, 4/01/23 (b)		239	246,170
Sprint Capital Corp.
6.875%, 11/15/28		3,030	2,878,500
8.75%, 3/15/32		300	322,500
Sprint Communications, Inc.
6.00%, 11/15/22 (a)		785	779,112
9.00%, 11/15/18 (b)		945	1,143,450
Sprint Corp.
7.25%, 9/15/21 (b)		520	562,900
7.875%, 9/15/23 (b)		1,250	1,368,750
Sunrise Communications Holdings SA
8.50%, 12/31/18 (b)	EUR	350	516,005
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	377	384,069
6.542%, 4/28/20		600	636,000
6.731%, 4/28/22		420	437,850
6.836%, 4/28/23		241	250,640
tw telecom holdings, Inc.
6.375%, 9/01/23 (b)		729	769,095
Wind Acquisition Finance SA
6.50%, 4/30/20 (b)		1,430	1,508,650
Windstream Corp.
7.50%, 4/01/23		715	731,981
7.875%, 11/01/17		675	774,562
8.125%, 9/01/18		900	969,750

			20,026,525

Consumer Cyclical - Automotive - 3.0%
Affinia Group, Inc.
7.75%, 5/01/21 (b)		718	750,310
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		298	321,095
Banque PSA Finance SA
4.375%, 4/04/16 (b)		546	564,302
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	427,000
Dana Holding Corp.
5.375%, 9/15/21		1,120	1,134,000
Delphi Corp.
5.00%, 2/15/23		480	496,800

	Principal Amount (000)		U.S. $ Value
Exide Technologies
8.625%, 2/01/18 (d)	U.S.$	586	$436,570
General Motors Financial Co., Inc.
3.25%, 5/15/18 (b)		369	369,923
4.25%, 5/15/23 (b)		985	938,213
6.75%, 6/01/18		760	860,700
LKQ Corp.
4.75%, 5/15/23 (b)		720	676,800
Meritor, Inc.
8.125%, 9/15/15		185	201,650
Rhino Bondco S.P.A
7.25%, 11/15/20 (b)	EUR	275	378,846
Schaeffler Finance BV
4.25%, 5/15/18 (b)		217	305,548
Schaeffler Holding Finance BV
6.875%, 8/15/18 (b) (e)		544	788,713
6.875%, 8/15/18 (b) (e)	U.S.$	1,649	1,756,632
Servus Luxembourg Holding Sca
7.75%, 6/15/18 (b)	EUR	384	546,115
UCI International, Inc.
8.625%, 2/15/19	U.S.$	402	406,020

			11,359,237

Consumer Cyclical - Entertainment - 0.3%
Activision Blizzard, Inc.
5.625%, 9/15/21 (b)		636	660,645
6.125%, 9/15/23 (b)		382	400,145
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		250	278,750
Greektown Holdings LLC
10.75%, 12/01/13 (f) (g) (h)		525	0

			1,339,540

Consumer Cyclical - Other - 2.5%
Boyd Gaming Corp.
9.00%, 7/01/20		870	943,950
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		825	379,500
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,295,050
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		545	583,150
Lennar Corp.
Series B
6.50%, 4/15/16		1,260	1,379,700
Levi Strauss & Co.
6.875%, 5/01/22		579	632,557
M/I Homes, Inc.
8.625%, 11/15/18		790	853,200
Marina District Finance Co., Inc.
9.875%, 8/15/18		370	403,300
MGM Resorts International
6.625%, 7/15/15		1,222	1,316,705
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	350,912

	Principal Amount (000)		U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19	U.S.$	503	$555,815
Standard Pacific Corp.
8.375%, 5/15/18 (a)		500	582,500
Wolverine World Wide, Inc.
6.125%, 10/15/20		251	267,943

			9,544,282

Consumer Cyclical - Retailers - 2.6%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		357	401,625
Brighthouse Group PLC
7.875%, 5/15/18 (b)	GBP	669	1,127,525
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	960	1,076,400
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (b) (e)		93	95,790
Cash America International, Inc.
5.75%, 5/15/18 (b)		600	570,000
Chinos Intermediate Holdings A, Inc.
7.75%, 5/01/19 (b) (e)		211	212,582
CST Brands, Inc.
5.00%, 5/01/23 (b)		1,572	1,513,050
L Brands, Inc.
6.625%, 4/01/21		400	440,500
8.50%, 6/15/19		820	986,050
Michaels Stores, Inc.
7.75%, 11/01/18		500	541,250
Murphy Oil USA, Inc.
6.00%, 8/15/23 (b)		204	208,080
Phones4u Finance PLC
9.50%, 4/01/18 (b)	GBP	345	594,161
Rite Aid Corp.
10.25%, 10/15/19	U.S.$	648	729,000
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		606	628,725
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a) (b)		731	690,795

			9,815,533

Consumer Non-Cyclical - 9.7%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		844	915,740
Alere, Inc.
8.625%, 10/01/18		800	868,000
ARAMARK Corp.
5.75%, 3/15/20 (b)		244	254,370
Biomet, Inc.
6.50%, 10/01/20		925	962,000
Capsugel Finance Co. SCA
9.875%, 8/01/19 (b)	EUR	740	1,124,917
Capsugel SA
7.00%, 5/15/19 (b) (e)	U.S.$	93	94,628

	Principal Amount (000)		U.S. $ Value
Care UK Health & Social Care PLC
9.75%, 8/01/17 (b)	GBP	510	$882,497
Cerba European Lab SAS
7.00%, 2/01/20 (b)	EUR	850	1,222,836
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	685	708,975
8.00%, 11/15/19		396	430,650
Constellation Brands, Inc.
7.25%, 5/15/17		790	915,413
ConvaTec Healthcare E SA
10.50%, 12/15/18 (b)		386	434,250
Elli Finance UK PLC
8.75%, 6/15/19 (b)	GBP	340	617,261
Endo Health Solutions, Inc.
7.00%, 7/15/19	U.S.$	380	410,400
7.25%, 1/15/22		255	276,038
Envision Healthcare Corp.
8.125%, 6/01/19		1,123	1,217,051
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		1,535	1,446,737
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (b)		385	435,531
HCA, Inc.
6.50%, 2/15/20		3,125	3,449,219
Health Management Associates, Inc.
7.375%, 1/15/20		329	368,480
Healthcare Technology Intermediate, Inc.
7.375%, 9/01/18 (b) (e)		1,098	1,128,195
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (b)	EUR	735	1,016,566
Hologic, Inc.
6.25%, 8/01/20	U.S.$	291	307,005
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		1,010	1,068,075
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		995	1,116,888
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	1,159,637
New Albertsons, Inc.
7.45%, 8/01/29		1,870	1,547,425
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (b)		370	394,975
Post Holdings, Inc.
6.75%, 12/01/21 (b)		76	77,520
7.375%, 2/15/22		222	235,320
7.375%, 2/15/22 (b)		185	196,100
Priory Group No 3 PLC
7.00%, 2/15/18 (b)	GBP	665	1,139,010
R&R Ice Cream PLC
8.375%, 11/15/17 (b)	EUR	600	868,274
Smithfield Foods, Inc.
6.625%, 8/15/22	U.S.$	60	63,375
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (b)		48	51,120

	Principal Amount (000)		U.S. $ Value
6.625%, 11/15/22 (b)	U.S.$	84	$89,460
Spectrum Brands, Inc.
6.75%, 3/15/20		900	965,250
Sun Merger Sub, Inc.
5.25%, 8/01/18 (b)		660	689,700
5.875%, 8/01/21 (b)		220	227,700
Tenet Healthcare Corp.
6.875%, 11/15/31		70	61,250
8.00%, 8/01/20 (a)		1,040	1,133,600
8.125%, 4/01/22		1,850	2,007,250
United Surgical Partners International, Inc.
9.00%, 4/01/20		382	427,840
Valeant Pharmaceuticals International
6.375%, 10/15/20 (b)		800	843,000
6.875%, 12/01/18 (b)		825	884,813
7.00%, 10/01/20 (b)		1,215	1,303,087
7.50%, 7/15/21 (b)		272	299,200
Voyage Care Bondco PLC
6.50%, 8/01/18 (b)	GBP	100	166,084
Voyager Learning Exchange
8.375%, 0/ /0 (f) (g) (h)	U.S.$	982	0
WellCare Health Plans, Inc.
5.75%, 11/15/20		356	365,790

			36,868,502

Energy - 8.5%
Antero Resources Finance Corp.
5.375%, 11/01/21 (b)		224	226,240
7.25%, 8/01/19		250	268,125
9.375%, 12/01/17		495	518,206
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (b)		1,337	1,400,507
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (d)		410	3,075
Atwood Oceanics, Inc.
6.50%, 2/01/20		700	752,500
Basic Energy Services, Inc.
7.75%, 2/15/19		500	521,250
Bill Barrett Corp.
7.625%, 10/01/19		400	429,000
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		123	130,073
Bristow Group, Inc.
6.25%, 10/15/22		222	234,765
CGG SA
6.50%, 6/01/21		454	466,485
Chaparral Energy, Inc.
7.625%, 11/15/22		835	903,887
CHC Helicopter SA
9.25%, 10/15/20		609	654,675
Chesapeake Energy Corp.
2.50%, 5/15/37		1,225	1,250,266
6.875%, 11/15/20		1,200	1,348,500
Citgo Petroleum Corp.
11.50%, 7/01/17 (b)		891	980,100

	Principal Amount (000)		U.S. $ Value
Continental Resources, Inc./OK
4.50%, 4/15/23	U.S.$	985	$975,150
5.00%, 9/15/22		814	838,420
Denbury Resources, Inc.
4.625%, 7/15/23		415	374,538
6.375%, 8/15/21		490	523,075
Diamondback Energy, Inc.
7.625%, 10/01/21 (b)		343	358,435
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		489	523,230
9.25%, 12/15/17		800	892,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		823	886,782
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		371	388,698
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		543	560,647
Key Energy Services, Inc.
6.75%, 3/01/21		901	921,272
Laredo Petroleum, Inc.
7.375%, 5/01/22		369	399,443
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (b) (c)		2,224	2,212,880
Oasis Petroleum, Inc.
6.875%, 3/15/22 (b)		1,152	1,238,400
Offshore Group Investment Ltd.
7.50%, 11/01/19		483	524,055
Oil States International, Inc.
6.50%, 6/01/19		722	768,027
Pacific Drilling SA
5.375%, 6/01/20 (b)		936	945,360
Petroleum Geo-Services ASA
7.375%, 12/15/18 (b)		348	372,360
PHI, Inc.
8.625%, 10/15/18		400	430,000
Pioneer Energy Services Corp.
9.875%, 3/15/18		716	766,120
Precision Drilling Corp.
6.50%, 12/15/21		299	319,183
QEP Resources, Inc.
5.375%, 10/01/22		2,200	2,123,000
Quicksilver Resources, Inc.
7.125%, 4/01/16		593	579,657
Range Resources Corp.
5.75%, 6/01/21		526	560,847
Sanchez Energy Corp.
7.75%, 6/15/21 (b)		430	439,675
SandRidge Energy, Inc.
8.75%, 1/15/20		345	372,600
Seven Generations Energy Ltd.
8.25%, 5/15/20 (b)		704	756,800
Tervita Corp.
8.00%, 11/15/18 (b)		811	839,385
10.875%, 2/15/18 (b)		375	377,813

	Principal Amount (000)		U.S. $ Value
W&T Offshore, Inc.
8.50%, 6/15/19	U.S.$	550	$591,250
Whiting Petroleum Corp.
5.00%, 3/15/19		299	305,728

			32,252,484

Other Industrial - 2.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a) (b)		1,010	1,090,800
B456 Systems, Inc.
3.75%, 4/15/16 (f) (h)		270	63,450
Belden, Inc.
5.50%, 4/15/23 (b)	EUR	425	565,941
General Cable Corp.
6.50%, 10/01/22 (b) (c)	U.S.$	387	383,130
Interline Brands, Inc.
10.00%, 11/15/18 (e)		590	644,575
Interline Brands, Inc./NJ
7.50%, 11/15/18		704	744,480
Laureate Education, Inc.
9.25%, 9/01/19 (b)		889	973,455
NANA Development Corp.
9.50%, 3/15/19 (b)		1,156	1,184,900
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		974	701,280
13.00%, 3/15/18 (e)		350	392,000
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)		452	473,470
Trionista Holdco GmbH
5.00%, 4/30/20 (b)	EUR	413	569,333
Trionista TopCo GmbH
6.875%, 4/30/21 (b)		253	359,625
Xella Holdco Finance SA
9.125%, 9/15/18 (b) (e)		820	1,165,749

			9,312,188

Services - 2.2%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	1,300	1,138,071
6.25%, 10/15/21 (b)		270	281,813
Cerved Group SpA
6.375%, 1/15/20 (b)	EUR	241	347,014
8.00%, 1/15/21 (b)		270	389,439
Goodman Networks, Inc.
12.125%, 7/01/18 (b)	U.S.$	775	821,500
Gtech SpA
8.25%, 3/31/66 (b)	EUR	730	1,077,478
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (b)	U.S.$	284	306,720
Mobile Mini, Inc.
7.875%, 12/01/20		309	340,672

	Principal Amount (000)		U.S. $ Value
Realogy Group LLC
7.625%, 1/15/20 (b)	U.S.$	449	$501,757
Sabre, Inc.
8.50%, 5/15/19 (b)		847	936,994
ServiceMaster Co./TN
7.00%, 8/15/20		29	27,768
8.00%, 2/15/20		342	342,000
Travelport LLC
10.875%, 9/01/16 (b)	EUR	300	406,621
Travelport LLC/Travelport Holdings, Inc.
13.875%, 3/01/16 (b) (e)	U.S.$	386	407,709
West Corp.
7.875%, 1/15/19		880	951,500

			8,277,056

Technology - 4.7%
Alcatel-Lucent USA, Inc.
6.75%, 11/15/20 (b)		228	229,995
8.875%, 1/01/20 (b)		651	712,031
Audatex North America, Inc.
6.00%, 6/15/21 (b)		193	201,685
6.125%, 11/01/23 (b)		154	159,005
Avaya, Inc.
7.00%, 4/01/19 (b)		102	99,195
10.50%, 3/01/21 (a) (b)		621	562,005
Blackboard, Inc.
7.75%, 11/15/19 (b)		334	330,660
BMC Software Finance, Inc.
8.125%, 7/15/21 (b)		459	486,540
Brightstar Corp.
9.50%, 12/01/16 (b)		883	975,715
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		436	476,875
8.50%, 4/01/19		1,049	1,165,701
Ceridian Corp.
8.875%, 7/15/19 (b)		456	527,250
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		840	970,200
CommScope, Inc.
8.25%, 1/15/19 (b)		557	612,700
First Data Corp.
6.75%, 11/01/20 (b)		652	686,230
7.375%, 6/15/19 (b)		2,875	3,083,437
8.25%, 1/15/21 (b)		355	376,744
11.25%, 3/31/16		429	434,899
12.625%, 1/15/21		492	576,870
Freescale Semiconductor, Inc.
10.125%, 12/15/16		212	216,240
Infor US, Inc.
9.375%, 4/01/19		318	358,545
10.00%, 4/01/19	EUR	251	380,281
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	533	498,355

	Principal Amount (000)		U.S. $ Value
MMI International Ltd.
8.00%, 3/01/17 (b)	U.S.$	475	$470,250
Sanmina Corp.
7.00%, 5/15/19 (a) (b)		603	643,703
Sensata Technologies BV
6.50%, 5/15/19 (b)		800	860,000
Serena Software, Inc.
10.375%, 3/15/16		702	702,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	870,000

			17,667,111

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (b)		292	297,394

Transportation - Services - 0.5%
Europcar Groupe SA
11.50%, 5/15/17 (b)	EUR	225	357,105
Hertz Corp. (The)
5.875%, 10/15/20	U.S.$	360	373,500
6.25%, 10/15/22		48	49,920
6.75%, 4/15/19		811	873,853
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (b)		400	419,000

			2,073,378

			228,797,930

Financial Institutions - 6.6%
Banking - 1.9%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	1,313,324
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	501	588,675
Barclays Bank PLC
7.625%, 11/21/22		200	210,250
7.75%, 4/10/23		719	767,533
Countrywide Capital III
Series B
8.05%, 6/15/27		600	706,500
HBOS Capital Funding LP
6.071%, 6/30/14 (b)		665	662,506
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	1,036,935
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	370	392,200
Royal Bank of Scotland Group PLC Series U
7.64%, 9/30/17		1,200	1,143,000
Zions Bancorporation
5.65%, 11/15/23		145	149,817
5.80%, 6/15/23		350	313,250

			7,283,990

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.5%
E*TRADE Financial Corp.
6.375%, 11/15/19	U.S.$	496	$530,720
6.75%, 6/01/16		329	354,497
Lehman Brothers Holdings, Inc.
1.00%, 1/24/13 (f)		5,500	1,175,625

			2,060,842

Finance - 2.1%
CIT Group, Inc.
5.25%, 3/15/18		1,400	1,508,500
Creditcorp
12.00%, 7/15/18 (b)		925	920,375
International Lease Finance Corp.
5.875%, 4/01/19		1,200	1,293,000
8.75%, 3/15/17 (c)		433	509,316
8.875%, 9/01/17		687	820,965
Residential Capital LLC
9.625%, 5/15/15 (d)		193	208,145
SLM Corp.
4.625%, 9/25/17		470	486,450
5.625%, 8/01/33		140	115,500
7.25%, 1/25/22		115	121,900
8.00%, 3/25/20		1,255	1,424,425
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)		390	414,375

			7,822,951

Insurance - 0.4%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		564	585,855
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (b)		365	377,319
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		410	438,700

			1,401,874

Other Finance - 1.7%
CNG Holdings, Inc./OH
9.375%, 5/15/20 (b)		585	541,125
FTI Consulting, Inc.
6.75%, 10/01/20 (a)		500	533,750
Gardner Denver, Inc.
6.875%, 8/15/21 (b)		539	540,348
Harbinger Group, Inc.
7.875%, 7/15/19 (b)		1,231	1,320,247
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,481	1,545,794
iPayment Holdings, Inc.
15.00%, 11/15/18 (e)		3	1,847
iPayment, Inc.
10.25%, 5/15/18		938	741,020

	Principal Amount (000)		U.S. $ Value
National Money Mart Co.
10.375%, 12/15/16	U.S.$	470	$487,625
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		519	539,760

			6,251,516

			24,821,173

Utility - 4.9%
Electric - 3.2%
AES Corp./VA
4.875%, 5/15/23		382	360,035
7.375%, 7/01/21		489	552,570
8.00%, 10/15/17		612	717,570
Calpine Corp.
5.875%, 1/15/24 (b)		400	398,000
6.00%, 1/15/22 (b)		491	504,503
7.875%, 1/15/23 (b)		400	438,000
Enel SpA
8.75%, 9/24/73 (b)		386	419,483
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (b)		994	1,018,850
10.00%, 12/01/20		792	841,500
10.00%, 12/01/20 (b)		694	735,640
FirstEnergy Corp.
Series C
7.375%, 11/15/31		596	630,418
GenOn Americas Generation LLC
8.50%, 10/01/21		725	790,250
GenOn Energy, Inc.
7.875%, 6/15/17		840	930,300
NRG Energy, Inc.
7.875%, 5/15/21		901	1,004,615
8.25%, 9/01/20		825	917,812
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	378,281
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (b)	EUR	300	454,519
Techem GmbH
6.125%, 10/01/19 (b)		300	442,290
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (b)	U.S.$	761	557,432

			12,092,068

Natural Gas - 1.7%
Access Midstream Partners LP/ACMP Finance Corp.
6.125%, 7/15/22		199	213,427
El Paso LLC
Series G
7.80%, 8/01/31		362	370,263

	Principal Amount (000)		U.S. $ Value
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (b)	U.S.$	917	$976,605
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		1,765	1,898,039
Kinder Morgan, Inc./DE
5.625%, 11/15/23 (b)		168	165,280
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		381	411,480
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (b)		571	522,465
5.50%, 4/15/23		387	380,227
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (b)		1,000	987,500
6.25%, 3/15/22 (b)		565	563,587

			6,488,873

			18,580,941

Total Corporates - Non-Investment Grades (cost $258,406,521)			272,200,044

CORPORATES - INVESTMENT GRADES - 4.9%
Financial Institutions - 2.7%
Banking - 1.2%
BNP Paribas SA
5.186%, 6/29/15 (a) (b)		957	978,533
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (b)		410	445,363
8.40%, 6/29/17 (b)		330	362,010
Credit Suisse AG
6.50%, 8/08/23 (b)		475	506,730
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (b)		674	963,346
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		260	234,000
Santander Bank NA
8.75%, 5/30/18		360	428,204
UBS AG/Stamford CT
7.625%, 8/17/22		650	743,427

			4,661,613

Finance - 0.3%
Air Lease Corp.
5.625%, 4/01/17		294	322,665
General Electric Capital Corp.
Series A
7.125%, 6/15/22		800	890,000

			1,212,665

	Principal Amount (000)		U.S. $ Value
Insurance - 0.7%
MetLife Capital Trust IV
7.875%, 12/15/37 (b)	U.S.$	750	$856,875
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (b) (c)		489	547,725
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		325	457,148
Prudential Financial, Inc.
5.625%, 6/15/43		756	741,825

			2,603,573

REITS - 0.5%
EPR Properties
7.75%, 7/15/20		842	968,880
Senior Housing Properties Trust
6.75%, 12/15/21		600	663,586

			1,632,466

			10,110,317

Industrial - 1.9%
Basic - 0.7%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		419	537,218
Plains Exploration & Production Co.
6.50%, 11/15/20		344	376,568
6.75%, 2/01/22		1,485	1,622,501

			2,536,287

Communications - Media - 0.8%
Kabel Deutschland Holding AG
6.50%, 7/31/17 (b)	EUR	640	934,855
Myriad International Holdings BV
6.00%, 7/18/20 (b)	U.S.$	420	447,957
Time Warner Cable, Inc.
4.50%, 9/15/42		1,265	935,843
5.875%, 11/15/40		985	837,612

			3,156,267

Communications - Telecommunications - 0.3%
Oi SA
5.75%, 2/10/22 (b)		210	189,979
Qwest Corp.
6.875%, 9/15/33		720	684,000
Telemar Norte Leste SA
5.50%, 10/23/20 (b)		210	194,775

			1,068,754

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (b)		94	102,460

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	U.S.$	506	$506,569

			7,370,337

Utility - 0.2%
Natural Gas - 0.2%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (b)		350	359,097
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		420	463,050

			822,147

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23 (b)		375	376,241

Total Corporates - Investment Grades (cost $17,575,919)			18,679,042

BANK LOANS - 3.6%
Industrial - 3.6%
Basic - 0.3%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/30/19 (e) (i)		599	604,191
Unifrax Holding Co.
5.25%, 11/28/18 (i)	EUR	248	336,309

			940,500

Capital Goods - 0.1%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (i)	U.S.$	516	519,706

Communications - Media - 0.3%
TWCC Holding Corp.
7.00%, 6/26/20 (e) (i)		1,050	1,074,938

Consumer Cyclical - Automotive - 0.7%
Exide Technologies
9.00%, 10/09/14 (i)		1,492	1,506,979
Navistar, Inc.
5.75%, 8/17/17 (i)		420	426,300
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (i)		774	779,693

			2,712,972

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Limited
4.50%, 4/30/19 (i)		995	1,004,174

	Principal Amount (000)		U.S. $ Value
Station Casinos LLC
5.00%, 3/02/20 (i)	U.S.$	373	$376,935

			1,381,109

Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
5.00%, 10/16/20 (i)		1,000	1,010,940
New HB Acquisition, LLC
6.75%, 4/09/20 (i)		560	576,453

			1,587,393

Consumer Cyclical - Retailers - 0.2%
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (i)		495	500,108
Hudson’s Bay Company
8.25%, 11/04/21 (i)		400	410,668

			910,776

Consumer Non-Cyclical - 0.2%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (i)		800	809,000

Other Industrial - 0.3%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (i)		273	272,711
Gardner Denver, Inc.
4.25%, 7/30/20 (i)		300	298,413
Veyance Technologies, Inc.
5.25%, 9/08/17 (i)		647	646,478

			1,217,602

Services - 0.3%
Supervalu, Inc.
5.00%, 3/21/19 (i)		546	548,478
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (i)		736	760,854

			1,309,332

Technology - 0.4%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (i)		780	759,525
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (i)		666	589,299

			1,348,824

Total Bank Loans (cost $13,652,713)			13,812,152

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 3.4%
Industrial - 3.0%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (b)	U.S.$	700	$588,876
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (b)		293	282,838
9.25%, 4/19/14 (b)		8	8,242
Vedanta Resources PLC
6.00%, 1/31/19 (b)		400	384,542
8.75%, 1/15/14 (b)		439	439,000

			1,703,498

Capital Goods - 0.2%
Cemex Espana Luxembourg
9.875%, 4/30/19 (b)		335	378,131
Cemex SAB de CV
7.25%, 1/15/21 (b)		370	375,275

			753,406

Consumer Cyclical - Other - 0.3%
Studio City Finance Ltd.
8.50%, 12/01/20 (b)		1,025	1,132,625

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (b)		730	740,038

Consumer Non-Cyclical - 1.6%
Arcelik AS
5.00%, 4/03/23 (b)		498	445,378
Cosan Luxembourg SA
5.00%, 3/14/23 (b)		570	514,931
Foodcorp Pty Ltd.
8.75%, 3/01/18 (b)	EUR	578	858,147
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)	U.S.$	997	924,717
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		240	226,800
Minerva Luxembourg SA
7.75%, 1/31/23 (a) (b)		925	908,813
Tonon Bioenergia SA
9.25%, 1/24/20 (b)		775	703,098
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a) (b)		850	830,875
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (b)		930	739,350

			6,152,109

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		283	290,443

	Principal Amount (000)		U.S. $ Value
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)	U.S.$	465	$485,925

			776,368

			11,258,044

Financial Institutions - 0.4%
Banking - 0.2%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (b)		875	831,250

Finance - 0.2%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (b)		850	893,230

			1,724,480

Total Emerging Markets - Corporate Bonds (cost $13,272,504)			12,982,524

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Non-Agency Floating Rate - 1.8%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA4, Class 1A1A
0.356%, 8/25/47 (i)		1,597	1,304,966
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.386%, 6/25/37 (i)		565	459,910
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.388%, 7/19/47 (i)		837	711,922
Lehman XS Trust Series 2007-4N, Class 3A2A
0.894%, 3/25/47 (i)		274	227,012
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A3
0.426%, 6/25/46 (i)		2,704	1,279,547
Series 2007-QH6, Class A1
0.356%, 7/25/37 (i)		1,540	1,235,972
Series 2007-QO1, Class A1
0.316%, 2/25/47 (i)		1,233	972,672
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.643%, 8/25/47 (i)		597	516,576

			6,708,577

Non-Agency Fixed Rate - 1.1%
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		380	331,379

	Principal Amount (000)		U.S. $ Value
IndyMac Index Mortgage Loan Trust
Series 2006-AR31, Class A3
4.994%, 11/25/36	U.S.$	1,183	$1,039,188
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.528%, 9/25/35		1,550	1,271,843
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		1,024	836,705
Series 2006-QS2, Class 1A9
5.50%, 2/25/36		1,036	822,316

			4,301,431

Total Collateralized Mortgage Obligations (cost $10,545,065)			11,010,008

	Shares
COMMON STOCKS - 2.5%
Air Canada (f)		86,747	615,569
Amkor Technology, Inc. (f)		46,559	279,354
Beazer Homes USA, Inc. (f)		25,754	535,941
Charter Communications, Inc. - Class A (f)		3,500	472,850
Crown Castle International Corp. (f)		9,194	682,471
Goodyear Tire & Rubber Co. (The)		3,724	82,896
Greektown Superholdings, Inc. (f) (g) (h)		397	35,730
Isle of Capri Casinos, Inc. (f)		59,535	484,019
Keystone Automotive Operations, Inc. (f) (g) (h)		61,065	245,480
Las Vegas Sands Corp.		8,388	601,252
LifePoint Hospitals, Inc. (f)		13,469	690,017
LyondellBasell Industries NV - Class A		6,076	468,946
Mt. Logan Re (Preference Shares) (f) (h)		1,900	2,029,346
Neenah Enterprises, Inc. (f) (g) (h)		58,199	482,470
Nortek, Inc. (f)		8,380	612,075
SBA Communications Corp. - Class A (f)		9,819	836,284
Travelport LLC (f)		255,000	328,950

Total Common Stocks (cost $8,226,655)			9,483,650

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 2.4%
Canada - 0.3%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	528,612
2.75%, 6/01/22		855	824,479

			1,353,091

	Principal Amount (000)		U.S. $ Value
United Kingdom - 0.8%
United Kingdom Gilt
2.00%, 1/22/16 (b)	GBP	1,725	$2,905,432

United States - 1.3%
U.S. Treasury Bonds
3.125%, 11/15/41 (j)	U.S.$	1,755	1,552,352
U.S. Treasury Notes
1.00%, 8/31/16 (j)		1,000	1,013,984
2.625%, 11/15/20		2,125	2,204,522

			4,770,858

Total Governments - Treasuries (cost $9,156,504)			9,029,381

	Shares
PREFERRED STOCKS - 1.5%
Financial Institutions - 1.4%
Banking - 1.1%
Citigroup, Inc.
6.875%		38,100	955,167
GMAC Capital Trust I
8.125%		37,000	993,080
Goldman Sachs Group, Inc. (The)
Series J
5.50%		28,200	640,704
Royal Bank of Scotland Group PLC
6.40%		45,000	975,150
US Bancorp/MN
6.50%		35,000	935,900

			4,500,001

REITS - 0.3%
Health Care REIT, Inc.
6.50%		13,825	332,353
Sovereign Real Estate Investment Trust
12.00% (b)		624	779,677

			1,112,030

			5,612,031

Industrial - 0.1%
Basic - 0.1%
ArcelorMittal
6.00%		9,350	236,088

Total Preferred Stocks (cost $5,779,825)			5,848,119

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Non-Agency Fixed Rate CMBS - 1.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	167	$171,212
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.821%, 4/10/38		1,000	1,004,238
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,565	1,551,152
Series 2007-C1, Class AJ
5.484%, 2/15/40		1,380	1,406,484
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		315	309,704

Total Commercial Mortgage-Backed Securities (cost $4,246,091)			4,442,790

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		737	700,964
Lehman XS Trust
Series 2007-6, Class 3A5
5.382%, 5/25/37		1,198	1,140,352

			1,841,316

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF5
5.033%, 3/25/36 (i)		1,327	772,466

Total Asset-Backed Securities (cost $2,202,034)			2,613,782

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		165	126,479
California GO
7.60%, 11/01/40		325	442,874
7.95%, 3/01/36		700	809,746
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		310	214,036
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		565	406,100
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		220	141,693

Total Local Governments - Municipal Bonds (cost $1,941,362)			2,140,928

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Bahrain - 0.1%
Bahrain Government International Bond
6.125%, 8/01/23 (b)	U.S.$	460	$476,767

Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21		1,130	1,213,337

Total Governments - Sovereign Bonds (cost $1,579,130)			1,690,104

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Kazakhstan - 0.4%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (b)		875	914,375
KazMunayGas National Co. JSC
9.125%, 7/02/18 (b)		500	606,250

Total Quasi-Sovereigns (cost $1,348,542)			1,520,625

EMERGING MARKETS - SOVEREIGNS - 0.4%
Argentina - 0.3%
Argentina Boden Bonds
7.00%, 10/03/15		1,000	971,944

Serbia - 0.1%
Republic of Serbia
4.875%, 2/25/20 (b)		578	543,244

Total Emerging Markets - Sovereigns (cost $1,365,099)			1,515,188

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Germany - 0.1%
Commerzbank AG
8.125%, 9/19/23 (b)
(cost $342,000)		342	375,345

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equities - 0.1%
Cooper Tire & Rubber Co.
Expiration: Jan 2014, Exercise Price: $ 25.00 (f) (k)		324	69,660
Hovnanian Enterprises A
Expiration: Jan 2014, Exercise Price: $ 5.50 (f) (k)		1,024	53,760

Company	Contracts	U.S. $ Value
Standard Pacific Corp.
Expiration: Jan 2014, Exercise Price: $ 8.00 (f) (k)	319	$10,367
Expiration: Jan 2014, Exercise Price: $ 10.00 (f) (k)	264	49,500
Toll Brothers, Inc.
Expiration: Jan 2014, Exercise Price: $ 30.00 (f) (k)	139	4,865
Expiration: Jan 2014, Exercise Price: $ 35.00 (f) (k)	137	29,455

		217,607

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Dec 2013, Exercise Price: $ 152.00 (f) (k)	433	3,248
Expiration: Dec 2013, Exercise Price: $ 164.00 (f) (k)	433	7,578
Expiration: Jan 2014, Exercise Price: $ 160.00 (f) (k)	263	8,021
Expiration: Jan 2014, Exercise Price: $ 172.00 (f) (k)	418	44,517

		63,364

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 21, RTP Deutsche Bank AG London (Buy Protection)
Expiration: Dec 2013, Exercise Rate: 103.00% (f) (k)	17,127	6,490
Expiration: Dec 2014, Exercise Rate: 103.00% (f) (k)	9,400	13,596

		20,086

Total Options Purchased - Puts (premiums paid $811,448)		301,057

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equities - 0.1%
Beazer Homes USA, Inc.
Expiration: Jan 2014, Exercise Price: $ 25.00 (f) (k)	3,131	39,137
Goodyear Tire & Rubber Co. (The)
Expiration: Jan 2015, Exercise Price: $ 20.00 (f) (k)	480	211,200

Total Options Purchased - Calls (premiums received $745,240)		250,337

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18(f) (h)	12,643	$442
iPayment Holdings, Inc., expiring 11/15/18(f) (g) (h)	272	0
Talon Equity Co. NV, expiring 11/24/15(f) (g) (h)	671	0

Total Warrants (cost $0)		442

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.09% (l) (cost $11,995,973)	11,995,973	11,995,973

Total Investments - 100.2% (cost $363,192,625) (m)		379,891,491
Other assets less liabilities – (0.2)% (n)		(604,942)

Net Assets - 100.0%		$379,286,549

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	50	December 2013	$1,954,044	$2,095,950	$141,906
Russell 2000 Mini Futures	4	December 2013	420,648	456,680	36,032
S&P 500 E Mini Index Futures	6	December 2013	507,369	541,230	33,861
U.S. T-Note 2 Yr (CBT) Futures	393	March 2014	86,562,081	86,576,672	14,591
U.S. T-Note 5 Yr (CBT) Futures	345	March 2014	41,703,710	41,718,047	14,337
U.S. Ultra Bond (CBT) Futures	38	March 2014	5,216,428	5,286,750	70,322
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	77	March 2014	9,648,213	9,653,875	(5,662)

					$305,387

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	188,580	USD	1,883	12/06/13	$42,508
Barclays Bank PLC Wholesale	AUD	1,975	USD	1,893	12/19/13	96,502

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	5,735	USD	9,217	12/19/13	$(165,828)
Citibank, NA	BRL	2,074	USD	892	12/03/13	3,574
Citibank, NA	USD	942	BRL	2,074	12/03/13	(53,668)
Credit Suisse International	EUR	20,463	USD	27,681	12/19/13	(124,221)
Credit Suisse International	USD	1,788	AUD	1,972	12/19/13	5,115
Credit Suisse International	MXN	48,488	USD	3,699	12/20/13	8,561
Deutsche Bank AG London	CAD	1,700	USD	1,638	12/05/13	38,034
Goldman Sachs Capital Markets LP	BRL	2,074	USD	900	12/03/13	11,667
Goldman Sachs Capital Markets LP	USD	892	BRL	2,074	12/03/13	(3,574)
Goldman Sachs Capital Markets LP	USD	1,842	JPY	188,585	12/06/13	(1,019)
Goldman Sachs Capital Markets LP	USD	894	BRL	2,074	1/03/14	(11,688)
Royal Bank of Canada	CAD	420	USD	404	12/05/13	8,929
Royal Bank of Canada	USD	182	CAD	189	12/05/13	(3,483)
Royal Bank of Scotland PLC	USD	3,691	MXN	48,614	12/20/13	9,516
State Street Bank and Trust Co.	USD	111	CAD	117	12/05/13	(1,273)
State Street Bank and Trust Co.	USD	2,227	EUR	1,649	12/19/13	12,927
State Street Bank and Trust Co.	USD	44	GBP	27	12/19/13	470

						$(126,951)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Date	Premiums Received	U.S. $ Value
Goodyear Tire & Rubber Co. (k)	160	$17.00	January 2015	$65,593	$(102,400)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	99.00%	12/18/13	$34,253	$65,081	$(1,969)
CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	100.00	1/15/14	18,900	23,625	(11,860)

						$88,706	$(13,829)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.97%	$3,760	$(4,108,224)	$(3,980,212)	$(128,012)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.97	3,800	(4,151,929)	(3,939,564)	(212,365)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.97	7,320	(7,997,926)	(7,729,050)	(268,876)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.37	2,000	(2,162,277)	(2,093,773)	(68,504)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.97	4,224	4,615,196	4,379,735	235,461
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.61	5,980	6,094,444	6,033,507	60,937

				$(7,710,716)	$(7,329,357)	$(381,359)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME)	$10,320	10/15/23	2.829%	3 Month LIBOR	$(59,902)
Morgan Stanley & Co., LLC/ (LCH Clearnet)	94,970	11/07/15	0.430%	3 Month LIBOR	(149,890)
Morgan Stanley & Co., LLC/ (LCH Clearnet)	38,800	11/07/18	1.530%	3 Month LIBOR	(210,970)

					$(420,762)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.97%		$1,610	$(1,759,106)	$(1,653,475)	$(105,631)
Fiat Finance North America, Inc., 5.625% 6/12/17, 6/20/18*	(5.00)	3.31	EUR	244	(357,478)	(327,946)	(29,532)
Fiat Finance North America, Inc., 5.625% 6/12/17, 6/20/18*	(5.00)	3.31		190	(278,365)	(246,997)	(31,368)
Barclays Bank PLC:
Liz Claiborne, Inc., 5.00% 7/8/13, 12/20/13*	(5.00)	0.11		$180	(182,364)	(179,930)	(2,434)
The McClatchy Company, 5.75% 9/1/17, 12/20/13*	(5.00)	0.85		180	(182,285)	(179,869)	(2,416)
Citibank, NA:
CDX-NAHY Series 18, 5 Year Index, 6/20/17*	(5.00)	2.35		3,960	(4,350,322)	(3,980,266)	(370,056)
Credit Suisse International:
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.29		57	(62,064)	(60,827)	(1,237)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.29		113	(123,038)	(120,327)	(2,711)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.29		160	(174,214)	(168,368)	(5,846)
Deutsche Bank AG London:
Time Warner Cable, Inc., 5.85% 5/01/17, 12/20/18*	(1.00)	2.14		1,130	(1,070,949)	(1,084,512)	13,563

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
CDX-NAHY Series 11, 5 Year Index, 12/20/13*	(1.00)%	134.19%	$2,700	$(428,860)	$(458,705)	$29,845
CDX-NAIG Series 18, 5 Year Index, 6/20/17*	(1.00)	0.43	16,500	(16,864,486)	(16,429,933)	(434,553)
JPMorgan Chase Bank, NA:
CDX-NAIG Series 17, 5 Year Index, 12/20/16*	(1.00)	0.36	8,300	(8,478,835)	(8,204,631)	(274,204)
MBIA, Inc., 6.625% 10/01/28, 12/20/13*	(5.00)	0.93	370	(374,678)	(369,243)	(5,435)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625% 5/15/20, 6/20/15*	(5.00)	3.86	213	(217,430)	(208,250)	(9,180)
AK Steel Corp., 7.625% 5/15/20, 6/20/15*	(5.00)	3.86	213	(217,430)	(207,861)	(9,569)
AK Steel Corp., 7.625% 5/15/20, 9/20/15*	(5.00)	4.39	252	(255,879)	(237,385)	(18,494)
AK Steel Corp., 7.625% 5/15/20, 9/20/15*	(5.00)	4.39	1,440	(1,461,990)	(1,329,848)	(132,142)
CDX-EM Series 17, 5 Year Index, 6/20/17*	(5.00)	2.94	9,800	(10,559,709)	(10,661,296)	101,587
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.61	6,840	(6,970,902)	(6,926,771)	(44,131)
Cooper Tire & Rubber Company, 7.625% 3/15/27, 9/20/18*	(5.00)	3.40	108	(116,476)	(111,955)	(4,521)
Fiat SpA, 6.625%, 2/15/13, 12/20/17*	(5.00)	2.97	EUR 165	(243,738)	(205,679)	(38,059)
Fiat SpA, 6.625%, 2/15/13, 12/20/17*	(5.00)	2.97	235	(347,141)	(292,251)	(54,890)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)%	3.09%		$140	$(152,948)	$(135,419)	$(17,529)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)	3.09		224	(244,716)	(216,674)	(28,042)
Sale Contracts
Bank of America, NA:
Sanmina-SCI Corp., 8.125% 3/01/16, 6/20/17*	5.00	1.36		640	725,316	614,176	111,140
Barclays Bank PLC:
Amkor Technology, Inc., 7.375% 5/01/18, 6/20/18*	5.00	2.61		264	292,894	267,960	24,934
Amkor Technology, Inc., 7.375% 5/01/18, 6/20/18*	5.00	2.61		236	261,829	239,540	22,289
Clear Channel Communications, Inc., 6.875% 6/15/18, 3/20/16*	5.00	6.94		200	192,978	161,036	31,942
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	1.59		1,850	2,016,911	1,824,158	192,753
Health Management Associates, Inc., 6.125% 4/15/16, 6/20/17*	5.00	0.80		640	740,325	637,274	103,051
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.69		470	527,273	451,380	75,893
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.39		689	771,532	729,486	42,046
NXP BV, 0.00% 10/15/13, 3/20/16*	5.00	0.92	EUR	550	606,663	564,897	41,766

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Owens-Illinois, Inc., 7.80%, 5/15/18, 6/20/17*	5.00%	0.92%	$430	$495,166	$451,673	$43,493
Univision Communications, Inc., 8.50%, 5/15/21, 6/20/16*	5.00	0.77	550	613,955	541,355	72,600
Virgin Media Finance PLC, 9.50% 8/15/16, 6/20/17*	5.00	2.34	650	713,713	663,375	50,338
Citibank, NA:
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.39	909	1,017,884	963,933	53,951
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875% 3/01/17, 6/20/18*	5.00	2.54	580	645,376	590,450	54,926
Avis Budget Car Rental LLC, 8.25% 1/15/19, 12/20/18*	5.00	2.25	540	615,736	609,568	6,168
Avis Budget Car Rental LLC, 8.25% 1/15/19, 9/20/18*	5.00	2.10	101	115,156	109,656	5,500
Avis Budget Car Rental LLC, 8.25% 1/15/19, 9/20/18*	5.00	2.10	89	101,474	97,043	4,431
Dell, Inc., 7.10% 4/15/28, 12/20/18*	1.00	3.72	380	333,747	328,993	4,754
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.39	332	371,768	352,891	18,877
The Goodyear Tire & Rubber Co., 7.00% 3/15/28, 12/20/18*	5.00	2.65	1,020	1,142,870	1,130,940	11,930

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Wind Acquisition Finance S.A., 11.00% 12/1/15, 6/20/16*	5.00%	1.80%		$520	$565,768	$531,983	$33,785
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875% 3/01/17, 6/20/18*	5.00	2.54		421	468,454	426,499	41,955
CDX-NAHY Series 15, 3 Year Index, 12/20/13*	5.00	8.45		5,400	4,486,692	4,430,915	55,777
Chesapeake Energy Corp., 6.625% 8/15/20, 6/20/17*	5.00	1.34		1,250	1,419,531	1,187,293	232,238
ConvaTec Healthcare E S.A., 10.875% 12/15/18, 6/20/17*	5.00	2.58	EUR	590	873,211	693,347	179,864
Mediacom LLC/Mediacom Capital, 9.125% 8/15/19, 3/20/16*	5.00	0.74		$1,070	1,182,899	1,049,242	133,657
JPMorgan Chase Bank, NA:
Tenet Healthcare Corp., 6.875% 11/15/31, 12/20/18*	5.00	3.51		980	1,056,659	1,045,908	10,751
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625% 5/15/20, 3/20/16*	5.00	8.22		550	518,862	554,068	(35,206)
AK Steel Corp., 7.625% 5/15/20, 6/20/18*	5.00	7.47		150	137,828	125,179	12,649
AK Steel Corp., 7.625% 5/15/20, 6/20/18*	5.00	7.47		149	136,909	124,998	11,911
AK Steel Corp., 7.625% 5/15/20, 9/20/18*	5.00	7.65		1,120	1,018,698	860,005	158,693

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Corp., 7.625% 5/15/20, 9/20/18*	5.00%	7.65%		$175	$159,172	$138,460	$20,712
NXP BV, 0.00% 10/15/13, 6/20/17*	5.00	1.48	EUR	230	353,141	293,336	59,805
NXP BV, 0.00% 10/15/13, 9/20/17*	5.00	– 0 –		330	508,142	388,619	119,523
UBS AG:
HCA Inc., 6.375% 1/15/15, 6/20/17*	5.00	1.48		$1,720	1,944,448	1,717,552	226,896
Levi Strauss & Co., 8.875% 4/01/16, 6/20/17*	5.00	1.13		850	971,993	813,648	158,345

					$(27,370,430)	$(28,287,582)	$917,152

*	Termination date

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	Total Return on iShares iBoxx $ High Yield	3,000	0.25%	$3,690	3/20/14	JPMorgan Chase Bank, NA	$(71,940)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at November 30, 2013
Barclays Capital, Inc.†	(0.20	)%*	—	$389,916
Barclays Capital, Inc.†	0.00%		—	691,362
Credit Suisse International (USA) LLC†	(2.75	)%*	—	243,516
Credit Suisse International (USA) LLC†	(1.00	)%*	—	999,176
Credit Suisse International (USA) LLC†	(0.50	)%*	—	881,483
Credit Suisse International (USA) LLC†	(0.25	)%*	—	2,464,022
Credit Suisse International (USA) LLC†	(0.15	)%*	—	889,756

Broker	Interest Rate		Maturity	U.S. $ Value at November 30, 2013
Credit Suisse International (USA) LLC†	(0.05	)%*	—	$660,256
Credit Suisse International (USA) LLC†	0.00%		—	8,609,400

				$15,828,887

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2013
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $15,542,134.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $143,841,195 or 37.9% of net assets.
(c)	Variable rate coupon, rate shown as of November 30, 2013.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Illiquid security.
(i)	Floating Rate Security. Stated interest rate was in effect at November 30, 2013.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,244,842.
(k)	One contract relates to 100 shares.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,768,532 and gross unrealized depreciation of investments was $(6,069,666), resulting in net unrealized appreciation of $16,698,866.
(n)	An amount of U.S. $568,549 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange

JSC	-	Joint Stock Company
JSFC	-	Joint Stock Financial Corporation
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$270,717,926		$1,482,118	^	$272,200,044
Corporates - Investment Grades		– 0	–	18,679,042		– 0	–	18,679,042
Bank Loans		– 0	–	– 0	–	13,812,152		13,812,152
Emerging Markets - Corporate Bonds		– 0	–	12,982,524		– 0	–	12,982,524
Collateralized Mortgage Obligations		– 0	–	– 0	–	11,010,008		11,010,008
Common Stocks		6,361,674		– 0	–	3,121,976		9,483,650
Governments - Treasuries		– 0	–	9,029,381		– 0	–	9,029,381
Preferred Stocks		5,068,442		779,677		– 0	–	5,848,119
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	4,442,790		4,442,790
Asset-Backed Securities		– 0	–	– 0	–	2,613,782		2,613,782
Local Governments - Municipal Bonds		– 0	–	2,140,928		– 0	–	2,140,928
Governments - Sovereign Bonds		– 0	–	1,690,104		– 0	–	1,690,104
Quasi-Sovereigns		– 0	–	1,520,625		– 0	–	1,520,625
Emerging Markets - Sovereigns		– 0	–	1,515,188		– 0	–	1,515,188
Governments - Sovereign Agencies		– 0	–	375,345		– 0	–	375,345
Options Purchased - Puts		– 0	–	301,057		– 0	–	301,057
Options Purchased - Calls		– 0	–	250,337		– 0	–	250,337
Warrants		442		– 0	–	0	^	442
Short-Term Investments		11,995,973		– 0	–	– 0	–	11,995,973

Total Investments in Securities		23,426,531		319,982,134		36,482,826		379,891,491
Other Financial Instruments* :
Assets:
Futures		169,143		141,906		– 0	–	311,049
Forward Currency Exchange Contracts		– 0	–	237,803		– 0	–	237,803
Centrally Cleared Credit Default Swaps		– 0	–	296,398		– 0	–	296,398
Credit Default Swaps		– 0	–	2,574,338		– 0	–	2,574,338
Liabilities:
Futures		(5,662)		– 0	–	– 0	–	(5,662)
Forward Currency Exchange Contracts		– 0	–	(364,754)		– 0	–	(364,754)
Call Options Written		– 0	–	(102,400)		– 0	–	(102,400)
Credit Default Swaptions Written		– 0	–	(13,829)		– 0	–	(13,829)
Centrally Cleared Credit Default Swaps		– 0	–	(677,757)		– 0	–	(677,757)
Centrally Cleared Interest Rate Swaps		– 0	–	(420,762)		– 0	–	(420,762)
Credit Default Swaps		– 0	–	(1,657,186)		– 0	–	(1,657,186)
Total Return Swaps		– 0	–	(71,940)		– 0	–	(71,940)

Total+		$23,590,012		$319,923,951		$36,482,826		$379,996,789

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grades^	Bank Loans		Collateralized Mortgage Obligations
Balance as of 8/31/13	$2,248,793	$14,793,300		$11,597,469
Accrued discounts/(premiums)	19,890	9,172		36,085
Realized gain (loss)	61,170	64,094		21,532
Change in unrealized appreciation/depreciation	(93,609)	14,798		470,928
Purchases	252,354	2,383,461		– 0	–
Sales	(178,200)	(3,452,673)		(1,116,006)
Transfers in to Level 3	1	– 0	–	– 0	–
Transfers out of Level 3	(828,281)	– 0	–	– 0	–

Balance as of 11/30/13	$1,482,118	$13,812,152		$11,010,008

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(93,608)	$81,149		$413,893

	Common Stocks		Preferred Stocks			Commercial Mortgage- Backed Securities
Balance as of 8/31/13	$1,197,066			$1,946,469		$6,209,772
Accrued discounts/(premiums)	– 0	–		– 0	–	1,906
Realized gain (loss)	– 0	–		– 0	–	4,408
Change in unrealized appreciation/depreciation	(21,559)			– 0	–	75,716
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	(1,849,012)
Transfers in to Level 3	1,946,469			– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,946,469)		– 0	–

Balance as of 11/30/13	$3,121,976		$	– 0	–	$4,442,790

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(21,559)		$	– 0	–	$84,632

	Asset-Backed Securities		Warrants^			Total
Balance as of 8/31/13	$2,669,646		$	– 0	–	$40,662,515
Accrued discounts/(premiums)	11,869			– 0	–	78,922
Realized gain (loss)	8,583			– 0	–	159,787
Change in unrealized appreciation/depreciation	(19,508)			– 0	–	426,766
Purchases	– 0	–		– 0	–	2,635,815
Sales	(56,808)			– 0	–	(6,652,699)
Transfers in to Level 3	– 0	–		– 0	–	1,946,470
Transfers out of Level 3	– 0	–		– 0	–	(2,774,750)

Balance as of 11/30/13	$2,613,782		$	– 0	–	$36,482,826+

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$(19,508)		$	– 0	–	$444,999

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at November 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$1,482,118	Third Party Vendor	Evaluated Quotes	$0.75 – $104.75/$86.13
	$0	Qualitative Assessment		$0.00/N/A
Bank Loans	$13,812,152	Third Party Vendor	Vendor Quotes	$88.50 – $135.54/$101.34
Collateralized Mortgage Obligations	$11,010,008	Third Party Vendor	Evaluated Quotes	$47.32 – $87.81/$78.36
Common Stocks	$2,029,346	Practical Expedient	NAV	$1,068.08/N/A
	$35,730	Indicative Market Quotations	Broker Quotes	$90.00/N/A
	$245,480	Market Approach	EBITDA Projection*	$74.7 million/N/A
	$482,470	Market Approach	EBITDA Projection*	$65 million/N/A
	$328,950	Third Party Vendor	Evaluated Quotes	$1.29/N/A
Commercial Mortgage-Backed Securities	$4,442,790	Third Party Vendor	Evaluated Quotes	$98.32 – $102.23/$100.36
Asset-Backed Securities	$2,613,782	Third Party Vendor	Evaluated Quotes	$58.20 – $95.20/$84.24
Warrants	$0	Qualitative Assessment		$0.00/N/A

*	EBITDA – Earnings Before Interest, Taxes, Depreciation and Amortization

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2014